united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Grandeur Peak Global Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450,

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

CT Corporation Trust Company

1209 Orange Street,

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)

Grandeur Peak Emerging Markets Opportunities Fund

Institutional Class (GPEIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	1.55%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$307,736,846
Number of Portfolio Holdings	107
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,237,111
Portfolio Turnover	15%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Countries	15.9%
Philippines	4.4%
Hong Kong	4.7%
Indonesia	5.5%
Vietnam	5.6%
Brazil	7.3%
Mexico	7.3%
South Korea	7.8%
Taiwan	12.0%
India	13.1%
China	15.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.3%
Techtronic Industries Co Limited	2.6%
Sporton International, Inc.	2.4%
FPT Corp	2.3%
Sinbon Electronics Co., Limited	2.3%
Globant S.A.	2.2%
SJS Enterprises Ltd	2.2%
Plover Bay Tech	2.2%
Regional SAB de cv	1.9%
iFast Corporation	1.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	23.3%
E-Commerce Discretionary	2.4%
Specialty Finance	2.6%
Wholesale - Discretionary	2.7%
Chemicals	2.8%
Household Products	3.0%
Food	3.7%
Machinery	3.7%
Commercial Support Services	4.8%
Automotive	5.3%
Semiconductors	5.4%
Retail - Consumer Staples	6.1%
Banking	6.5%
Technology Services	6.9%
Retail - Discretionary	7.0%
Technology Hardware	13.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Energy	0.7%
Real Estate	1.8%
Communications	3.1%
Health Care	3.3%
Materials	3.8%
Industrials	11.2%
Financials	11.7%
Consumer Staples	14.8%
Consumer Discretionary	22.4%
Technology	26.4%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPEIX

Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class  (GPEIX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Emerging Markets Opportunities Fund

Investor Class (GPEOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.80%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$307,736,846
Number of Portfolio Holdings	107
Advisory Fee	$2,237,111
Portfolio Turnover	15%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Countries	15.9%
Philippines	4.4%
Hong Kong	4.7%
Indonesia	5.5%
Vietnam	5.6%
Brazil	7.3%
Mexico	7.3%
South Korea	7.8%
Taiwan	12.0%
India	13.1%
China	15.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.3%
Techtronic Industries Co Limited	2.6%
Sporton International, Inc.	2.4%
FPT Corp	2.3%
Sinbon Electronics Co., Limited	2.3%
Globant S.A.	2.2%
SJS Enterprises Ltd	2.2%
Plover Bay Tech	2.2%
Regional SAB de cv	1.9%
iFast Corporation	1.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	23.3%
E-Commerce Discretionary	2.4%
Specialty Finance	2.6%
Wholesale - Discretionary	2.7%
Chemicals	2.8%
Household Products	3.0%
Food	3.7%
Machinery	3.7%
Commercial Support Services	4.8%
Automotive	5.3%
Semiconductors	5.4%
Retail - Consumer Staples	6.1%
Banking	6.5%
Technology Services	6.9%
Retail - Discretionary	7.0%
Technology Hardware	13.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Energy	0.7%
Real Estate	1.8%
Communications	3.1%
Health Care	3.3%
Materials	3.8%
Industrials	11.2%
Financials	11.7%
Consumer Staples	14.8%
Consumer Discretionary	22.4%
Technology	26.4%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPEOX

Grandeur Peak Emerging Markets Opportunities Fund - Investor Class (GPEOX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Contrarian Fund

Institutional Class (GPGCX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$154,881,808
Number of Portfolio Holdings	90
Advisory Fee	$756,618
Portfolio Turnover	30%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	19.2%
Brazil	2.9%
Oman	3.1%
Vietnam	4.4%
Australia	4.7%
Singapore	4.7%
Hong Kong	6.3%
China	7.8%
Japan	11.8%
United Kingdom	13.5%
United States	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Plover Bay Tech	6.3%
Riverstone Holdings Ltd.	4.6%
Petershill Partners PLC	4.1%
Tethys Oil AB	3.1%
P10 Inc	2.1%
BayCurrent Consulting, Inc.	1.9%
Rise Consulting Group Inc	1.8%
Vietnam Technological & Comm Joint-stock Bank	1.8%
Five Below, Inc.	1.8%
CVS Group plc	1.6%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	19.8%
Industrial Intermediate Prod	1.8%
Specialty Finance	2.2%
E-Commerce Discretionary	2.5%
Institutional Financial Services	2.8%
Health Care Facilities & Services	3.2%
Semiconductors	3.2%
Oil & Gas Producers	4.5%
Retail - Consumer Staples	4.9%
Retail - Discretionary	5.1%
Medical Equipment & Devices	5.6%
Commercial Support Services	6.2%
Technology Hardware	6.3%
Banking	8.0%
Technology Services	8.3%
Asset Management	15.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	1.0%
Utilities	1.4%
Materials	3.4%
Energy	5.8%
Consumer Staples	6.5%
Health Care	10.4%
Industrials	11.5%
Consumer Discretionary	12.6%
Technology	18.8%
Financials	28.0%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPGCX

Grandeur Peak Global Contrarian Fund - Institutional Class  (GPGCX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Explorer Fund

Institutional Class (GPGEX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.25%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$12,243,884
Number of Portfolio Holdings	298
Advisory Fee	$7,797
Portfolio Turnover	24%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Other Countries	22.2%
France	2.4%
Sweden	2.7%
Taiwan	2.6%
Australia	3.0%
Germany	3.0%
China	4.6%
India	4.6%
United Kingdom	12.0%
Japan	13.6%
United States	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JTC plc	1.1%
ULS Group Inc	1.0%
Virbac SA	1.0%
B & M European Value Retail SA	0.9%
Silergy Corp	0.9%
P10 Inc	0.8%
Five Below, Inc.	0.8%
Globant S.A.	0.8%
Beenos Inc	0.8%
Sporton International, Inc.	0.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Other Industries	24.3%
Industrial Support Services	2.5%
Biotech & Pharma	2.6%
Automotive	2.7%
E-Commerce Discretionary	3.0%
Semiconductors	3.0%
Electrical Equipment	3.1%
Health Care Facilities & Services	4.1%
Technology Hardware	4.5%
Medical Equipment & Devices	4.6%
Retail - Discretionary	4.6%
Retail - Consumer Staples	5.3%
Commercial Support Services	6.4%
Technology Services	9.5%
Asset Management	9.6%
Software	10.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Real Estate	1.1%
Energy	1.3%
Materials	2.1%
Communications	2.6%
Consumer Staples	8.5%
Health Care	11.3%
Consumer Discretionary	14.3%
Financials	15.4%
Industrials	16.2%
Technology	27.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPGEX

Grandeur Peak Global Explorer Fund - Institutional Class  (GPGEX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Micro Cap Fund

Institutional Class (GPMCX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$44,788,890
Number of Portfolio Holdings	121
Advisory Fee	$348,023
Portfolio Turnover	16%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-%
Other Countries	16.8%
Greece	2.1%
Hong Kong	2.1%
Taiwan	2.5%
France	2.8%
Sweden	6.1%
India	6.4%
Australia	9.3%
United States	14.0%
United Kingdom	13.8%
Japan	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pennant Group, Inc. (The)	4.1%
Fiducian Group Ltd	2.8%
Beenos Inc	2.7%
ULS Group Inc	2.6%
Yatharth Hospital	2.4%
Kogan.com Ltd	2.2%
Plover Bay Tech	2.2%
Swedencare AB	2.1%
Barrett Business Services, Inc.	2.1%
Elixirr International PLC	2.0%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	15.7%
Industrial Support Services	1.4%
Apparel & Textile Products	1.7%
Banking	1.7%
Chemicals	2.1%
Automotive	3.1%
Internet Media & Services	3.6%
Technology Hardware	3.7%
Medical Equipment & Devices	4.0%
Retail - Discretionary	4.9%
E-Commerce Discretionary	6.5%
Asset Management	8.9%
Software	9.6%
Commercial Support Services	10.6%
Technology Services	11.0%
Health Care Facilities & Services	11.5%

Sector Weighting (% of net assets)

Value	Value
Utilities	0.6%
Energy	0.8%
Real Estate	0.8%
Materials	2.6%
Consumer Staples	3.3%
Communications	3.9%
Financials	12.6%
Industrials	15.1%
Health Care	16.9%
Consumer Discretionary	17.8%
Technology	25.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPMCX

Grandeur Peak Global Micro Cap Fund - Institutional Class  (GPMCX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Opportunities Fund

Institutional Class (GPGIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.32%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$584,279,654
Number of Portfolio Holdings	157
Advisory Fee	$3,548,925
Portfolio Turnover	22%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	20.8%
Belgium	2.4%
India	2.7%
Italy	2.8%
China	3.0%
Sweden	3.4%
Germany	4.0%
France	5.2%
Japan	12.3%
United Kingdom	18.3%
United States	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
BayCurrent Consulting, Inc.	2.7%
Virbac SA	2.7%
Littelfuse, Inc.	2.5%
CVS Group plc	1.7%
Volution Group PLC	1.6%
JTC plc	1.5%
Silergy Corp	1.5%
Diploma plc	1.3%
Melexis NV	1.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	19.1%
Industrial Support Services	2.9%
Banking	3.2%
Technology Hardware	4.3%
Health Care Facilities & Services	4.4%
Medical Equipment & Devices	4.4%
Machinery	4.5%
Semiconductors	4.5%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.3%
Commercial Support Services	5.4%
Retail - Discretionary	5.8%
Retail - Consumer Staples	7.2%
Asset Management	8.8%
Technology Services	9.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	0.8%
Materials	1.3%
Communications	2.6%
Consumer Staples	8.7%
Health Care	13.6%
Consumer Discretionary	14.0%
Financials	14.6%
Industrials	20.2%
Technology	23.3%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPGIX

Grandeur Peak Global Opportunities Fund - Institutional Class  (GPGIX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Opportunities Fund

Investor Class (GPGOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.57%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$584,279,654
Number of Portfolio Holdings	157
Advisory Fee	$3,548,925
Portfolio Turnover	22%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	20.8%
Belgium	2.4%
India	2.7%
Italy	2.8%
China	3.0%
Sweden	3.4%
Germany	4.0%
France	5.2%
Japan	12.3%
United Kingdom	18.3%
United States	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
BayCurrent Consulting, Inc.	2.7%
Virbac SA	2.7%
Littelfuse, Inc.	2.5%
CVS Group plc	1.7%
Volution Group PLC	1.6%
JTC plc	1.5%
Silergy Corp	1.5%
Diploma plc	1.3%
Melexis NV	1.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	19.1%
Industrial Support Services	2.9%
Banking	3.2%
Technology Hardware	4.3%
Health Care Facilities & Services	4.4%
Medical Equipment & Devices	4.4%
Machinery	4.5%
Semiconductors	4.5%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.3%
Commercial Support Services	5.4%
Retail - Discretionary	5.8%
Retail - Consumer Staples	7.2%
Asset Management	8.8%
Technology Services	9.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	0.8%
Materials	1.3%
Communications	2.6%
Consumer Staples	8.7%
Health Care	13.6%
Consumer Discretionary	14.0%
Financials	14.6%
Industrials	20.2%
Technology	23.3%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPGOX

Grandeur Peak Global Opportunities Fund - Investor Class (GPGOX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Reach Fund

Institutional Class (GPRIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$187,809,491
Number of Portfolio Holdings	286
Advisory Fee	$1,079,343
Portfolio Turnover	26%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Countries	26.0%
France	2.1%
Philippines	2.2%
Germany	2.4%
Taiwan	2.7%
India	3.5%
Sweden	3.9%
China	4.4%
Japan	11.0%
United Kingdom	14.0%
United States	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BayCurrent Consulting, Inc.	1.7%
Plover Bay Tech	1.5%
B & M European Value Retail SA	1.1%
Virbac SA	1.1%
JTC plc	1.1%
Perella Weinberg Partners	1.1%
Silergy Corp	1.1%
Globant S.A.	1.0%
CVS Group plc	0.9%
Ace Hardware Indonesia Tbk P.T.	0.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	24.1%
Biotech & Pharma	2.2%
Automotive	2.5%
Banking	2.5%
Electrical Equipment	2.7%
Institutional Financial Services	3.1%
Semiconductors	3.1%
Health Care Facilities & Services	3.2%
Medical Equipment & Devices	4.3%
Retail - Discretionary	4.9%
Retail - Consumer Staples	5.1%
Technology Hardware	6.0%
Commercial Support Services	6.3%
Technology Services	8.5%
Software	10.5%
Asset Management	10.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	0.2%
Listed Private Equity Investments	0.4%
Utilities	0.6%
Real Estate	1.1%
Energy	1.8%
Materials	2.0%
Communications	3.5%
Consumer Staples	7.3%
Health Care	9.7%
Consumer Discretionary	12.4%
Industrials	14.4%
Financials	18.9%
Technology	27.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPRIX

Grandeur Peak Global Reach Fund - Institutional Class  (GPRIX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Reach Fund

Investor Class (GPROX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.50%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$187,809,491
Number of Portfolio Holdings	286
Advisory Fee	$1,079,343
Portfolio Turnover	26%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Countries	26.0%
France	2.1%
Philippines	2.2%
Germany	2.4%
Taiwan	2.7%
India	3.5%
Sweden	3.9%
China	4.4%
Japan	11.0%
United Kingdom	14.0%
United States	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BayCurrent Consulting, Inc.	1.7%
Plover Bay Tech	1.5%
B & M European Value Retail SA	1.1%
Virbac SA	1.1%
JTC plc	1.1%
Perella Weinberg Partners	1.1%
Silergy Corp	1.1%
Globant S.A.	1.0%
CVS Group plc	0.9%
Ace Hardware Indonesia Tbk P.T.	0.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	24.1%
Biotech & Pharma	2.2%
Automotive	2.5%
Banking	2.5%
Electrical Equipment	2.7%
Institutional Financial Services	3.1%
Semiconductors	3.1%
Health Care Facilities & Services	3.2%
Medical Equipment & Devices	4.3%
Retail - Discretionary	4.9%
Retail - Consumer Staples	5.1%
Technology Hardware	6.0%
Commercial Support Services	6.3%
Technology Services	8.5%
Software	10.5%
Asset Management	10.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	0.2%
Listed Private Equity Investments	0.4%
Utilities	0.6%
Real Estate	1.1%
Energy	1.8%
Materials	2.0%
Communications	3.5%
Consumer Staples	7.3%
Health Care	9.7%
Consumer Discretionary	12.4%
Industrials	14.4%
Financials	18.9%
Technology	27.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPROX

Grandeur Peak Global Reach Fund - Investor Class (GPROX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Stalwarts Fund

Institutional Class (GGSYX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.09%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$120,295,277
Number of Portfolio Holdings	148
Advisory Fee	$532,452
Portfolio Turnover	35%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.4%
South Korea	2.5%
Mexico	2.5%
Taiwan	2.7%
Netherlands	3.2%
Germany	3.3%
Sweden	3.9%
China	4.6%
Japan	7.8%
United Kingdom	8.8%
United States	39.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	3.3%
BayCurrent Consulting, Inc.	3.1%
B & M European Value Retail SA	3.1%
Littelfuse, Inc.	2.7%
Globant S.A.	1.8%
JTC plc	1.8%
Lululemon Athletica, Inc.	1.5%
Techtronic Industries Co Limited	1.4%
Virbac SA	1.3%
Silicon Laboratories, Inc.	1.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	17.9%
Institutional Financial Services	2.2%
Engineering & Construction	2.2%
Biotech & Pharma	2.9%
Retail - Discretionary	3.6%
Health Care Facilities & Services	4.0%
Machinery	4.5%
Medical Equipment & Devices	4.8%
Industrial Support Services	4.9%
Electrical Equipment	6.2%
Retail - Consumer Staples	6.2%
Asset Management	6.8%
Technology Hardware	7.0%
Technology Services	8.3%
Semiconductors	8.6%
Software	9.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	0.4%
Listed Private Equity Investments	0.8%
Real Estate	1.5%
Materials	2.4%
Consumer Staples	7.5%
Consumer Discretionary	8.0%
Health Care	11.7%
Financials	13.5%
Industrials	20.5%
Technology	33.1%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GGSYX

Grandeur Peak Global Stalwarts Fund - Institutional Class  (GGSYX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak Global Stalwarts Fund

Investor Class (GGSOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.34%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$120,295,277
Number of Portfolio Holdings	148
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$532,452
Portfolio Turnover	35%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.4%
South Korea	2.5%
Mexico	2.5%
Taiwan	2.7%
Netherlands	3.2%
Germany	3.3%
Sweden	3.9%
China	4.6%
Japan	7.8%
United Kingdom	8.8%
United States	39.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	3.3%
BayCurrent Consulting, Inc.	3.1%
B & M European Value Retail SA	3.1%
Littelfuse, Inc.	2.7%
Globant S.A.	1.8%
JTC plc	1.8%
Lululemon Athletica, Inc.	1.5%
Techtronic Industries Co Limited	1.4%
Virbac SA	1.3%
Silicon Laboratories, Inc.	1.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	17.9%
Institutional Financial Services	2.2%
Engineering & Construction	2.2%
Biotech & Pharma	2.9%
Retail - Discretionary	3.6%
Health Care Facilities & Services	4.0%
Machinery	4.5%
Medical Equipment & Devices	4.8%
Industrial Support Services	4.9%
Electrical Equipment	6.2%
Retail - Consumer Staples	6.2%
Asset Management	6.8%
Technology Hardware	7.0%
Technology Services	8.3%
Semiconductors	8.6%
Software	9.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	0.4%
Listed Private Equity Investments	0.8%
Real Estate	1.5%
Materials	2.4%
Consumer Staples	7.5%
Consumer Discretionary	8.0%
Health Care	11.7%
Financials	13.5%
Industrials	20.5%
Technology	33.1%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GGSOX

Grandeur Peak Global Stalwarts Fund - Investor Class (GGSOX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak International Opportunities Fund

Institutional Class (GPIIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.36%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$428,399,587
Number of Portfolio Holdings	142
Advisory Fee	$3,131,917
Portfolio Turnover	15%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	26.9%
Australia	2.8%
Taiwan	3.0%
Italy	3.0%
France	3.9%
Sweden	4.4%
India	4.4%
China	5.7%
Germany	7.5%
Japan	16.8%
United Kingdom	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.0%
JTC plc	2.7%
Silergy Corp	2.6%
BayCurrent Consulting, Inc.	2.6%
Virbac SA	2.0%
Volution Group PLC	2.0%
Sporton International, Inc.	1.7%
CVS Group plc	1.7%
Integral Corp	1.6%
Interpump Group SpA	1.4%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	19.6%
Automotive	2.4%
Banking	2.5%
Medical Equipment & Devices	2.9%
Retail - Discretionary	3.8%
Machinery	4.1%
Biotech & Pharma	4.2%
Health Care Facilities & Services	4.2%
Semiconductors	4.4%
Electrical Equipment	4.6%
Software	5.0%
Commercial Support Services	5.5%
Retail - Consumer Staples	6.5%
Technology Hardware	7.1%
Technology Services	10.1%
Asset Management	12.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.6%
Energy	1.1%
Real Estate	1.3%
Materials	2.4%
Communications	3.6%
Consumer Staples	7.0%
Health Care	11.3%
Consumer Discretionary	11.4%
Financials	16.3%
Industrials	17.8%
Technology	26.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPIIX

Grandeur Peak International Opportunities Fund - Institutional Class  (GPIIX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak International Opportunities Fund

Investor Class (GPIOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.61%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$428,399,587
Number of Portfolio Holdings	142
Advisory Fee	$3,131,917
Portfolio Turnover	15%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	26.9%
Australia	2.8%
Taiwan	3.0%
Italy	3.0%
France	3.9%
Sweden	4.4%
India	4.4%
China	5.7%
Germany	7.5%
Japan	16.8%
United Kingdom	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.0%
JTC plc	2.7%
Silergy Corp	2.6%
BayCurrent Consulting, Inc.	2.6%
Virbac SA	2.0%
Volution Group PLC	2.0%
Sporton International, Inc.	1.7%
CVS Group plc	1.7%
Integral Corp	1.6%
Interpump Group SpA	1.4%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	19.6%
Automotive	2.4%
Banking	2.5%
Medical Equipment & Devices	2.9%
Retail - Discretionary	3.8%
Machinery	4.1%
Biotech & Pharma	4.2%
Health Care Facilities & Services	4.2%
Semiconductors	4.4%
Electrical Equipment	4.6%
Software	5.0%
Commercial Support Services	5.5%
Retail - Consumer Staples	6.5%
Technology Hardware	7.1%
Technology Services	10.1%
Asset Management	12.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.6%
Energy	1.1%
Real Estate	1.3%
Materials	2.4%
Communications	3.6%
Consumer Staples	7.0%
Health Care	11.3%
Consumer Discretionary	11.4%
Financials	16.3%
Industrials	17.8%
Technology	26.6%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GPIOX

Grandeur Peak International Opportunities Fund - Investor Class (GPIOX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak International Stalwarts Fund

Institutional Class (GISYX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$1,635,443,997
Number of Portfolio Holdings	118
Advisory Fee	$6,742,283
Portfolio Turnover	27%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	30.8%
Mexico	4.0%
Italy	4.5%
Netherlands	4.3%
Germany	5.2%
Taiwan	5.2%
China	6.0%
Sweden	7.0%
United States	8.1%
Japan	11.1%
United Kingdom	13.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
BayCurrent Consulting, Inc.	3.6%
Silergy Corp	3.6%
Diploma plc	2.3%
Techtronic Industries Co Limited	2.1%
JFrog Ltd.	1.9%
Lululemon Athletica, Inc.	1.9%
Melexis NV	1.8%
Globant S.A.	1.8%
Interpump Group SpA	1.7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	13.8%
Banking	2.1%
Commercial Support Services	2.4%
Health Care Facilities & Services	3.0%
Retail - Discretionary	3.4%
Biotech & Pharma	3.8%
Medical Equipment & Devices	4.2%
Industrial Support Services	5.1%
Machinery	5.8%
Asset Management	6.2%
Software	6.2%
Electrical Equipment	6.3%
Retail - Consumer Staples	8.0%
Semiconductors	9.4%
Technology Services	9.6%
Technology Hardware	10.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.1%
Materials	2.7%
Consumer Discretionary	6.8%
Consumer Staples	8.7%
Health Care	11.0%
Financials	11.0%
Industrials	22.8%
Technology	35.2%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GISYX

Grandeur Peak International Stalwarts Fund - Institutional Class  (GISYX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak International Stalwarts Fund

Investor Class (GISOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.15%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$1,635,443,997
Number of Portfolio Holdings	118
Advisory Fee	$6,742,283
Portfolio Turnover	27%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	30.8%
Mexico	4.0%
Italy	4.5%
Netherlands	4.3%
Germany	5.2%
Taiwan	5.2%
China	6.0%
Sweden	7.0%
United States	8.1%
Japan	11.1%
United Kingdom	13.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
BayCurrent Consulting, Inc.	3.6%
Silergy Corp	3.6%
Diploma plc	2.3%
Techtronic Industries Co Limited	2.1%
JFrog Ltd.	1.9%
Lululemon Athletica, Inc.	1.9%
Melexis NV	1.8%
Globant S.A.	1.8%
Interpump Group SpA	1.7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	13.8%
Banking	2.1%
Commercial Support Services	2.4%
Health Care Facilities & Services	3.0%
Retail - Discretionary	3.4%
Biotech & Pharma	3.8%
Medical Equipment & Devices	4.2%
Industrial Support Services	5.1%
Machinery	5.8%
Asset Management	6.2%
Software	6.2%
Electrical Equipment	6.3%
Retail - Consumer Staples	8.0%
Semiconductors	9.4%
Technology Services	9.6%
Technology Hardware	10.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.1%
Materials	2.7%
Consumer Discretionary	6.8%
Consumer Staples	8.7%
Health Care	11.0%
Financials	11.0%
Industrials	22.8%
Technology	35.2%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GISOX

Grandeur Peak International Stalwarts Fund - Investor Class (GISOX)

Semi-Annual Shareholder Report - October 31, 2024

Grandeur Peak US Stalwarts Fund

Institutional Class (GUSYX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.92%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com.

Fund Statistics

Net Assets	$139,557,654
Number of Portfolio Holdings	89
Advisory Fee	$496,761
Portfolio Turnover	44%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Ireland	0.6%
Germany	0.9%
Italy	0.9%
Mexico	1.2%
Israel	1.2%
Canada	1.7%
United Kingdom	3.4%
Argentina	1.9%
Hong Kong	1.9%
United States	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Littelfuse, Inc.	2.9%
Lululemon Athletica, Inc.	2.3%
Silicon Laboratories, Inc.	2.0%
JFrog Ltd.	1.9%
Techtronic Industries Co Limited	1.9%
Globant S.A.	1.9%
Ares Management Corporation, CLASS A	1.9%
Herc Holdings, Inc.	1.8%
Goosehead Insurance, Inc., CLASS A	1.8%
Primoris Services Corporation	1.7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	14.1%
Automotive	2.2%
Technology Hardware	2.3%
Retail - Consumer Staples	2.3%
Machinery	3.9%
Engineering & Construction	4.3%
Institutional Financial Services	4.6%
Electrical Equipment	5.0%
Semiconductors	5.7%
Technology Services	5.8%
Health Care Facilities & Services	5.9%
Asset Management	6.7%
Retail - Discretionary	6.7%
Medical Equipment & Devices	7.8%
Industrial Support Services	8.9%
Software	12.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Listed Private Equity Investments	0.4%
Communications	0.7%
Materials	0.9%
Real Estate	1.4%
Consumer Staples	3.8%
Health Care	13.7%
Consumer Discretionary	14.4%
Financials	15.0%
Industrials	22.1%
Technology	26.3%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://grandeurpeakglobal.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-GUSYX

Grandeur Peak US Stalwarts Fund - Institutional (GUSYX)

Semi-Annual Shareholder Report - October 31, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Grandeur Peak

ELEVATED GLOBAL INVESTING™

SEMI-ANNUAL

October 31, 2024

Grandeur Peak Emerging Markets Opportunities Fund	Investor Class GPEOX	Institutional Class GPEIX
Grandeur Peak Global Contrarian Fund		Institutional Class GPGCX
Grandeur Peak Global Explorer Fund		Institutional Class GPGEX
Grandeur Peak Global Micro Cap Fund		Institutional Class GPMCX
Grandeur Peak Global Opportunities Fund	Investor Class GPGOX	Institutional Class GPGIX
Grandeur Peak Global Reach Fund	Investor Class GPROX	Institutional Class GPRIX
Grandeur Peak Global Stalwarts Fund	Investor Class GGSOX	Institutional Class GGSYX
Grandeur Peak International Opportunities Fund	Investor Class GPIOX	Institutional Class GPIIX
Grandeur Peak International Stalwarts Fund	Investor Class GISOX	Institutional Class GISYX
Grandeur Peak US Stalwarts Fund		Institutional Class GUSYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Schedule of Investments
Grandeur Peak Emerging Markets Opportunities Fund	1
Grandeur Peak Global Contrarian Fund	4
Grandeur Peak Global Explorer Fund	7
Grandeur Peak Global Micro Cap Fund	12
Grandeur Peak Global Opportunities Fund	15
Grandeur Peak Global Reach Fund	18
Grandeur Peak Global Stalwarts Fund	23
Grandeur Peak International Opportunities Fund	26
Grandeur Peak International Stalwarts Fund	29
Grandeur Peak US Stalwarts Fund	32
Statements of Assets and Liabilities	34
Statements of Operations	36
Statement of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	38
Grandeur Peak Global Contrarian Fund	39
Grandeur Peak Global Explorer Fund	40
Grandeur Peak Global Micro Cap Fund	41
Grandeur Peak Global Opportunities Fund	42
Grandeur Peak Global Reach Fund	43
Grandeur Peak Global Stalwarts Fund	44
Grandeur Peak International Opportunities Fund	45
Grandeur Peak International Stalwarts Fund	46
Grandeur Peak US Stalwarts Fund	47
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	48
Grandeur Peak Global Contrarian Fund	50
Grandeur Peak Global Explorer Fund	51
Grandeur Peak Global Micro Cap Fund	52
Grandeur Peak Global Opportunities Fund	53
Grandeur Peak Global Reach Fund	55
Grandeur Peak Global Stalwarts Fund	57
Grandeur Peak International Opportunities Fund	59
Grandeur Peak International Stalwarts Fund	61
Grandeur Peak US Stalwarts Fund	63

TABLE OF CONTENTS

Notes to Financial Statements	64
Additional Information	78

Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.21%
Argentina — 2.19%
Globant S.A.(a)	32,049	$6,726,765

Brazil — 7.26%
Armac Locacao Logistica	1,985,900	2,569,410
BR Advisory Partners	1,211,300	3,140,710
Grupo Mateus SA(a)	3,561,100	4,656,723
Locaweb Servicos de Internet S(a)(b)(c)	2,050,300	1,475,317
MercadoLibre, Inc.(a)	1,217	2,479,248
Raia Drogasil S.A.	490,008	2,072,319
Track & Field Co SA	500,800	882,700
Vinci Partners Invest Ltd	240,732	2,469,910
XP, Inc., Class A()	147,973	2,583,609
		22,329,946
China — 14.98%
Adicon Holdings Ltd(a)	1,721,100	1,413,144
Angelalign Technology, Inc.	202,600	1,591,885
ANTA Sports Products Ltd.	453,500	4,840,404
Beijing Huafeng Test & Control	98,100	1,649,553
Centre Testing Int	1,245,500	2,415,116
Chaoju Eye Care Holdings Ltd	4,540,000	1,667,326
Man Wah Holdings Limited(a)	4,972,200	3,612,577
ManpowerGroup Greater China Lt(c)	1,494,050	869,301
Proya Cosmetics Co Ltd	131,120	1,767,429
Shanghai Hanbell Precise Machi	884,000	2,287,639
Shenzhen Mindray Bio-Medical Electronics Co.	66,100	2,475,710
Silergy Corp	848,288	13,196,901
Suofeiya Home Collection Co., Ltd., Class A	1,077,300	2,936,889
TK Group Holdings Ltd(b)(c)	6,623,117	1,507,980
Yum China Holdings Inc	86,900	3,904,978
		46,136,832
Colombia — 0.69%
Parex Resources, Inc.(a)	227,431	2,112,028

Czech Republic — 0.49%
CTP NV(a)	90,261	1,509,801

Greece — 1.54%
Sarantis SA	396,405	4,743,732

Hong Kong — 4.73%
Plover Bay Tech(c)	9,628,000	6,679,788
Techtronic Industries Co Limited(a)	543,500	7,862,153
		14,541,941
India — 13.09%
Bajaj Finance Ltd	34,611	2,827,519
Cera Sanitaryware Ltd	18,118	1,543,739
City Union Bank Ltd	1,267,053	2,638,934
Five-Star Business(a)	248,604	2,098,101
Gulf Oil Lubricants India Ltd.	270,796	3,804,325
Home First Finance Co India Ltd.(a)(b)(c)	226,876	3,176,289
IndiaMart InterMesh Ltd(b)(c)	102,407	3,037,736
Indigo Paints Ltd	165,285	3,229,325
	Shares	Fair Value
COMMON STOCKS — 99.21% (continued)
India — 13.09% (continued)
Likhitha Infrastructure Ltd(a)	257,257	$1,118,810
LT Foods Ltd	846,851	3,915,459
Mankind Pharma Ltd.(a)(b)	72,227	2,286,000
Marksans Pharma Ltd.	162,906	559,654
Motherson Sumi Wiring India Ltd.	4,553,786	3,391,122
SJS Enterprises Ltd(a)	464,559	6,693,848
		40,320,861
Indonesia — 5.46%
Arwana Citramulia Tbk P.T.	41,025,200	1,998,119
Aspirasi Hidup Indonesia	54,890,900	3,144,515
Bank BTPN Syariah Tbk PT	8,656,300	587,419
Metrodata Electronics Tbk	90,095,500	3,650,888
Selamat Sempurna Tbk PT	29,476,800	3,624,966
Ultrajaya Milk Industry & Trad	34,286,900	3,801,402
		16,807,309
Malaysia — 1.83%
Bermaz Auto Bhd	3,174,000	1,486,121
Mr D.I.Y. Group Berhad	8,298,800	4,135,716
		5,621,837
Mexico — 7.32%
Arca Continental S.A.B. de C.V.	534,500	4,558,044
BBB Foods Inc(a)	68,399	2,184,664
Corporativo Fragua SAB de CV(a)	33,400	1,468,425
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	190,500	1,561,898
Grupo Financiero Banorte SAB de CV	300,000	2,093,076
Grupo Rotoplas SAB de CV(a)	1,073,611	1,095,817
Kimberly-Clark de Mexico S.A.B. de C.V.	922,900	1,329,297
Regional SAB de cv(a)	921,600	5,860,834
Vesta Real Estate Corp. - ADR (a)	90,516	2,358,847
		22,510,902
Philippines — 4.37%
Century Pacific Food, Inc.	5,124,400	3,692,311
Philippine Seven Corp(a)	1,582,100	1,981,357
Puregold Price Club Inc	5,516,100	3,080,299
Robinsons Land Corporation	5,753,900	1,514,924
Wilcon Depot Inc	11,517,700	3,178,478
		13,447,369
Poland — 4.13%
Auto Partner SA	505,712	2,691,033
Dino Polska SA(a)(b)(c)	65,496	5,427,456
Inter Cars SA	38,906	4,577,977
		12,696,466
Singapore — 3.14%
iFast Corporation	990,100	5,602,051
Riverstone Holdings Ltd.(a)	2,348,100	1,607,729
Venture Corp LTD.(a)	245,900	2,466,500
		9,676,280
South Africa — 0.53%
Italtile Limited	2,206,898	1,640,191

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.21% (continued)
South Korea — 7.84%
APR Corp/Korea(a)	40,345	$1,452,220
Coupang Inc(a)	66,417	1,712,894
Eo Technics Co Ltd(a)	22,189	2,701,566
FNS Tech Co Ltd(a)	209,673	1,414,859
HPSP Company Ltd.	67,925	1,490,201
Hyundai Ezwel Co Ltd	389,069	1,578,924
iFamilySC Co Ltd(a)	92,325	1,255,787
Innox Advanced Materials	62,025	1,100,857
Kinx Inc.	48,973	2,474,993
LEENO Industrial Inc.(a)	24,682	3,228,750
Segyung Hitech Co Ltd	378,214	1,977,969
SOLUM Co Ltd(a)	161,941	2,244,684
Tokai Carbon Korea Co Ltd(a)	24,086	1,481,742
		24,115,446
Taiwan — 12.57%
91APP Inc	598,000	1,735,500
Acer E-Enabling Service Busine	325,000	2,500,044
Allied Supreme Corporation	154,000	1,585,169
Asia Vital Components Co., Ltd.	149,000	2,862,211
ASPEED Technology, Inc.	23,000	2,924,597
Gem Services Inc	765,000	1,718,766
M3 Technology Inc	715,000	2,314,116
Realtek Semiconductor Corporation(a)	160,000	2,354,061
Sinbon Electronics Co., Limited(a)	848,000	6,960,562
Sporton International, Inc.(a)	1,139,805	7,458,137
Voltronic Power Technology(a)	56,108	3,700,064
WITS Corp	718,248	2,566,968
		38,680,195
Thailand — 1.41%
Humanica PCL	8,383,900	2,699,977
Sappe PCL(a)	821,000	1,648,626
		4,348,603
Vietnam — 5.64%
Asia Commercial Bank JSC	3,660,565	3,670,772
FPT Corp	1,327,109	7,105,982
Hoa Phat Group(a)	1,494,500	1,585,748
Vietnam Technological & Comm Joint-stock Bank(a)	5,285,138	4,978,751
		17,341,253
Total Common Stocks (Cost $250,059,977)		305,307,757

Total Common Stocks/ Investments — 99.21% (Cost $250,059,977)		305,307,757

Other Assets in Excess of Liabilities — 0.79%		2,429,089

NET ASSETS — 100.00%		$307,736,846
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $16,910,778, representing 5.50% of net assets.
(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $22,173,867 representing 7.21% of net assets.

Sector Composition (October 31, 2024)
Technology	26.4%
Consumer Discretionary	22.4%
Consumer Staples	14.8%
Financials	11.7%
Industrials	11.2%
Materials	3.8%
Health Care	3.3%
Communications	3.1%
Real Estate	1.8%
Energy	0.7%
Other Assets in Excess of Liabilities	0.8%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Industry Composition (October 31, 2024)
Banks	6.4%
Electronics Components	6.2%
IT Services	6.2%
Food & Drug Stores	6.1%
Auto Parts	5.3%
Home Products Stores	4.6%
Packaged Food	3.7%
Other Commercial Support Services	3.7%
Personal Care Products	3.0%
Semiconductor Devices	3.0%
Other Machinery & Equipment	2.6%
Semiconductor Mfg	2.5%
Online Marketplace	2.4%
Internet Media & Services	2.3%
Specialty Chemicals	2.3%
Technology Distributors	2.3%
Communications Equipment	2.2%
Furniture	2.1%
Non-Alcoholic Beverages	2.0%
Electrical Components	1.8%
Specialty Apparel Stores	1.6%
Automotive Wholesalers	1.5%
Restaurants	1.3%
Industrial Owners & Developers	1.3%
Consumer Elec & Applc Whslrs	1.2%
Professional Services	1.2%
Application Software	1.1%
Mortgage Finance	1.0%
Institutional Brokerage	1.0%
Other Industries (each less than 1%)	17.3%
Other Assets in Excess of Liabilities	0.8%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.38%
Australia — 4.65%
Atturra ltd(a)	1,873,659	$1,430,180
Emeco Holdings Ltd.(a)	4,287,041	2,171,180
Fiducian Group Ltd	364,458	2,194,375
PeopleIN Ltd	2,610,546	1,413,209
		7,208,944
Belgium — 2.07%
Melexis NV	21,606	1,410,946
X-Fab Silicon Foundries S.E.(a)(b)(c)	378,221	1,802,727
		3,213,673
Brazil — 2.87%
Armac Locacao Logistica E Servicos SA	979,900	1,267,821
Patria Investments Limited(a)	215,893	2,512,994
Vinci Partners Invest Ltd	65,000	666,900
		4,447,715
Canada — 2.13%
BioSyent Inc	113,187	878,767
Converge Technology Solutions Corporation	545,779	1,175,952
Winpak Ltd.(a)	35,083	1,250,022
		3,304,741
China — 7.84%
Alibaba.Com Limited	164,600	2,013,486
Chaoju Eye Care Holdings Ltd	6,026,500	2,213,247
China Meidong Auto Holdings(a)	5,155,000	1,488,276
China Yongda Automobiles Services Holdings Limited(a)	6,874,500	1,418,233
Li Ning Company Limited	431,000	879,437
TK Group Holdings Ltd	8,707,283	1,982,513
WH Group Ltd.(a)	1,726,000	1,343,405
Xin Point Holdings Ltd(c)	1,719,984	798,714
		12,137,311
Colombia — 1.43%
Parex Resources, Inc.(a)	239,203	2,221,349

France — 2.00%
Antin Infrastructure Partners	76,295	877,806
Thermador Groupe	8,677	680,887
Virbac SA	4,047	1,538,021
		3,096,714
Germany — 0.96%
Elmos Semiconductor AG(a)	24,984	1,492,574

Hong Kong — 6.27%
Plover Bay Tech(c)	13,996,539	9,710,626

India — 1.21%
City Union Bank Ltd	900,496	1,875,493
	Shares	Fair Value
COMMON STOCKS — 99.38% (continued)
Indonesia — 1.53%
Aspirasi Hidup Indonesia	20,871,600	$1,195,664
Bank BTPN Syariah Tbk PT	7,245,900	491,709
Selamat Sempurna Tbk PT	5,508,600	677,431
		2,364,804
Japan — 11.83%
BayCurrent Consulting, Inc.	90,000	2,924,907
Beenos Inc	100,000	1,813,130
Central Automotive NPV(a)	48,900	1,472,801
gremz Inc	78,400	1,333,316
Halows Company Ltd.	49,200	1,375,663
Jeol Ltd.	40,000	1,483,816
Rise Consulting Group Inc(a)	624,100	2,792,552
Sun*, Inc.(a)	225,400	774,977
System Support, Inc.	132,100	1,580,262
ULS Group Inc	48,000	1,695,724
User Local, Inc.	70,000	843,762
WDB coco Co., Ltd.	9,200	229,186
		18,320,096
Mexico — 1.03%
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	100,000	819,895
Regional SAB de CV(a)	122,134	776,700
		1,596,595
Netherlands — 1.48%
Flow Traders Ltd.	100,141	2,291,676

Oman — 3.09%
Tethys Oil AB	899,822	4,788,758

Philippines — 0.81%
Concepcion Industrial	1,259,700	303,424
Pryce Corp	6,013,600	949,136
		1,252,560
Poland — 1.33%
Auto Partner SA	222,656	1,184,814
Inter Cars SA	7,500	882,507
		2,067,321
Singapore — 4.66%
Riverstone Holdings Ltd.(a)	10,534,575	7,212,954

Sweden — 1.06%
Fasadgruppen Group AB	182,140	850,450
RVRC Holding AB	183,225	798,138
		1,648,588
Taiwan — 2.31%
Acer E-Enabling Service Busine	242,000	1,861,571
Allied Supreme Corp	77,000	792,585
M3 Technology Inc	81,000	262,159
Sporton International, Inc.(a)	100,750	659,242
		3,575,557

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.38% (continued)
United Kingdom — 13.45%
B & M European Value Retail SA	403,347	$2,017,590
CVS Group plc	206,656	2,535,260
Endava plc - ADR(a)	42,700	1,009,855
Foresight Group Holdings Ltd	284,417	1,705,050
FRP Advisory Group PLC	1,212,240	2,422,417
Intermediate Capital Group PLC	25,049	665,296
Marex Group PLC(a)	69,124	1,820,726
Marlowe plc(a)	270,192	1,171,271
Petershill Partners PLC(a)(b)(c)	2,272,299	6,350,872
Pollen Street Group Ltd	129,693	1,126,951
		20,825,288
United States — 20.96%
Alamo Group, Inc.	9,225	1,564,007
Barrett Business Services, Inc.	25,000	904,750
Burford Capital Ltd(a)	115,666	1,561,491
Dollar General Corporation	18,350	1,468,734
Esquire Financial Holdings, Inc.	24,000	1,597,920
Five Below, Inc.(a)	28,575	2,708,623
GQG Partners Inc	742,902	1,348,334
Grocery Outlet Holding Corporation(a)	78,075	1,116,473
Hackett Group, Inc. (The)	60,315	1,466,861
Healthcare Services Group, Inc.(a)	109,976	1,206,437
Littelfuse, Inc.	5,485	1,341,796
Lululemon Athletica, Inc.(a)	7,325	2,182,118
Malibu Boats, Inc., Class A(a)	34,780	1,560,926
P10 Inc	296,793	3,279,562
Perella Weinberg Partners	102,450	2,072,564
Plumas Bancorp(a)	29,350	1,218,319
Shoals Technologies Group, Inc., Class A(a)	353,373	1,911,748
Upwork, Inc.(a)	115,875	1,571,265
Western Alliance Bancorp	28,405	2,363,579
		32,445,507
Vietnam — 4.41%
Asia Commercial Bank JSC	1,395,870	1,399,762
FPT Corp	216,192	1,157,596
Hoa Phat Group(a)	1,456,800	1,545,746
Vietnam Technological & Comm Joint- stock Bank(a)	2,891,800	2,724,159
		6,827,263
Total Common Stocks (Cost $139,308,931)		153,926,107

Total Common Stocks/ Investments — 99.38% (Cost $139,308,931)		153,926,107

Other Assets in Excess of Liabilities — 0.62%		955,701

NET ASSETS — 100.00%		$154,881,808
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $8,153,599, representing 5.26% of net assets.
(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1934, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $18,662,939, representing 12.05% of net assets.

Sector Composition (October 31, 2024)
Financials	28.0%
Technology	18.8%
Consumer Discretionary	12.6%
Industrials	11.5%
Health Care	10.4%
Consumer Staples	6.5%
Energy	5.8%
Materials	3.4%
Utilities	1.4%
Communications	1.0%
Other Assets in Excess of Liabilities	0.6%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Industry Composition (October 31, 2024)
Private Equity	11.4%
IT Services	8.3%
Banks	8.0%
Communications Equipment	6.3%
Health Care Supplies	4.7%
Exploration & Production	4.5%
Professional Services	4.2%
Mass Merchants	4.0%
Health Care Services	3.2%
Institutional Brokerage	2.8%
Online Marketplace	2.5%
Semiconductor Devices	2.0%
Investment Management	2.0%
Specialty Apparel Stores	2.0%
Automotive Retailers	1.9%
Specialty & Generic Pharma	1.6%
Wealth Management	1.6%
Automotive Wholesalers	1.5%
Industrial Wholesale & Rental	1.4%
Rubber & Plastic	1.3%
Renewable Energy Equipment	1.2%
Home Products Stores	1.2%
Auto Parts	1.2%
Other Financial Services	1.2%
Semiconductor Mfg	1.2%
Application Software	1.1%
Agricultural Machinery	1.0%
Internet Media & Services	1.0%
Commercial Finance	1.0%
Recreational Vehicles	1.0%
Steel Producers	1.0%
Life Science & Diagnostics	1.0%
Other Industries (each less than 1%)	11.1%
Other Assets in Excess of Liabilities	0.6%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.40%
Argentina — 0.81%
Globant S.A.(a)	470	$98,648

Australia — 3.01%
Atturra ltd(a)	75,437	57,582
EQT Holdings Ltd	1,825	37,165
Imdex Ltd	16,571	28,148
IPD Group Ltd/Australia(a)	10,251	31,119
Johns Lyng Group Ltd	24,719	61,887
Kogan.com Ltd(a)	24,200	73,617
PeopleIN Ltd	64,209	34,759
Pinnacle Investment Management Group	3,363	44,166
		368,443
Belgium — 0.81%
Melexis NV	925	60,406
X-Fab Silicon Foundries S.E.(a)(b)(c)	8,161	38,898
		99,304
Brazil — 2.08%
Armac Locacao Logistica E Servicos SA	24,100	31,181
Grupo Mateus SA(a)	30,000	39,230
Hypera S.A.(a)	4,200	16,113
Patria Investments Limited(a)	6,011	69,969
Raia Drogasil S.A.	4,600	19,454
Track & Field Co SA	20,600	36,309
Vinci Partners Invest Ltd	2,236	22,941
XP, Inc., Class A(a)	1,115	19,468
		254,665
Canada — 1.46%
Aritzia Inc(a)	1,334	42,951
BioSyent, Inc.(b)	2,900	22,515
Descartes Systems Group, Inc. (The)(a)	270	28,050
Docebo Inc(a)	905	41,223
Kinaxis Inc.(a)	200	22,213
Richelieu Hardware, Ltd.(a)	833	21,950
		178,902
China — 4.35%
Adicon Holdings Ltd(a)	35,100	28,820
Angelalign Technology Inc(b)(c)	4,900	38,501
ANTA Sports Products Ltd.	4,400	46,963
Beijing Huafeng Test & Control	2,342	39,381
Centre Testing Int	20,000	38,781
Chaoju Eye Care Holdings Ltd	53,100	19,501
Man Wah Holdings Limited(a)	83,700	60,813
Proya Cosmetics Co Ltd	3,600	48,526
Shenzhen Mindray Bio-Medical Electronics Co.	1,300	48,690
Silergy Corp	7,000	108,899
Yum China Holdings Inc	1,200	53,924
		532,799
Colombia — 0.31%
Parex Resources, Inc.(a)	4,090	37,982
	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
Denmark — 0.31%
ROCKWOOL International A/S(a)	87	$37,649

Finland — 0.17%
Revenio Group Oyj	667	21,401

France — 2.40%
Antin Infrastructure Partners	3,050	35,092
bioMerieux SA	220	24,621
Neurones SA	240	12,164
Planisware SAS(a)	982	24,013
Sidetrade(a)	108	26,195
Thermador Groupe	250	19,618
Virbac SA	312	118,572
Wavestone	624	33,214
		293,489
Germany — 2.96%
AIXTRON SE	957	15,195
Atoss Software AG	247	32,487
Dermapharm Holding SE	2,158	73,299
Elmos Semiconductor AG(a)	673	40,205
Mensch und Maschine Software S	783	45,563
Nexus AG	1,446	75,728
QIAGEN N.V.(a)	736	30,986
RENK Group AG	869	17,461
Stabilus SE	796	31,511
		362,435
Greece — 0.47%
Sarantis SA	4,776	57,154

Hong Kong — 1.04%
Plover Bay Tech(c)	106,861	74,139
Techtronic Industries Co Limited(a)	3,700	53,523
		127,662
India — 4.60%
Bajaj Finance Ltd	544	44,441
City Union Bank Ltd	12,110	25,222
Five-Star Business(a)	4,472	37,742
Gulf Oil Lubricants India Ltd.	2,685	37,721
Home First Finance Co India Lt(a)	2,560	35,840
IndiaMart InterMesh Ltd(b)(c)	1,421	42,152
Indigo Paints Ltd	2,231	43,588
Ksolves India Ltd	1,044	11,780
Likhitha Infrastructure Ltd(a)	5,122	22,276
LT Foods Ltd	11,337	52,417
Marksans Pharma Ltd.	10,478	35,997
Motherson Sumi Wiring India Ltd	25,701	19,139
PB Fintech Ltd(a)	1,673	33,808
SJS Enterprises Ltd(a)	4,747	68,399
Yatharth Hospital(a)	6,663	52,123
		562,645

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
Indonesia — 1.61%
Arwana Citramulia Tbk P.T.	677,300	$32,988
Aspirasi Hidup Indonesia	953,100	54,599
Bank BTPN Syariah Tbk PT	298,800	20,277
Metrodata Electronics Tbk	336,400	13,632
Selamat Sempurna Tbk PT	445,500	54,786
Ultrajaya Milk Industry & Trade	188,000	20,844
		197,126
Ireland — 0.20%
Uniphar PLC(a)	9,638	23,972

Israel — 1.14%
CyberArk Software Ltd.(a)	108	29,864
Monday.com Ltd(a)	117	34,383
Next Vision Stabilized Systems(a)	1,930	21,944
Wix.com Ltd.(a)	323	53,980
		140,171
Italy — 1.70%
Diasorin SPA(a)	264	28,670
Interpump Group SpA	1,357	60,291
Recordati SpA(a)	904	51,287
Sesa SpA	515	44,722
Stevanato Group SpA	1,250	23,763
		208,733
Japan — 13.60%
Amvis Holdings Inc	3,400	44,136
AZOOM Co Ltd	800	30,617
BayCurrent Consulting, Inc.	2,900	94,247
Beenos Inc	5,373	97,420
Bengo4.com Inc(a)	4,400	84,037
Charm Care Corp KK	9,100	74,098
Cosmos Pharmeceutical Corporation(a)	600	28,838
Creema Ltd(a)	600	929
Cyber Security Cloud Inc(a)	3,000	35,222
eGuarantee Inc	2,400	23,781
eWeLL Co Ltd(a)	4,700	48,835
FP Partner Inc(a)	1,000	19,131
Hennge KK(a)	6,400	46,197
Insource Co Ltd	7,500	47,000
Integral Corp(a)	2,200	55,795
Internet Initiative Japan, Inc.	2,000	38,402
Japan Elevator Service Holdings Company Ltd.	1,600	30,635
Jeol Ltd.	1,000	37,095
JMDC Inc	1,600	44,588
Lasertec Corporation(a)	200	27,139
MarkLines Company Ltd.(a)	3,000	53,722
Oro Co Ltd	1,300	20,290
Plus Alpha Consulting Company Ltd.	2,100	29,354
Prestige International Inc	5,300	23,693
Rise Consulting Group Inc(a)	8,600	38,481
Seria Co Ltd	3,500	73,121
Sun* Inc(a)	21,000	72,204
Synchro Food Co Ltd(a)	7,400	22,582
System Support, Inc.	6,400	76,561
	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
Japan — 13.60% (continued)
Syuppin Company, Ltd.	5,500	$37,820
Timee Inc(a)	4,600	35,117
Tokyo Seimitsu Company Limited	300	16,143
ULS Group Inc	3,500	123,646
User Local Inc.	1,300	15,670
Visional Inc(a)	1,500	80,263
WDB coco Co Ltd	700	17,438
Yakuodo Holdings Company Limited	1,500	20,862
		1,665,109
Luxembourg — 0.59%
Eurofins Scientific S.E.	990	48,825
Sword Group	615	23,931
		72,756
Mexico — 1.86%
Arca Continental COM NPV	2,500	21,319
BBB Foods Inc(a)	880	28,107
Bolsa Mexicana de Valores SAB	16,400	26,793
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	6,700	54,933
Grupo Financiero Banorte SAB de CV	2,900	20,233
Kimberly-Clark de Mexico S.A.B. de C.V.	11,600	16,708
Regional SAB de cv(a)	5,750	36,567
Vesta Real Estate Corp. – ADR(a)	883	23,011
		227,671
Netherlands — 0.80%
Alfen Beheer BV(a)(b)(c)	473	6,343
ASM International N.V.(a)	31	17,312
CVC Capital Partners PLC(a)	867	18,191
IMCD N.V.(a)	198	31,478
Redcare Pharmacy N.V.(a)	162	24,808
		98,132
Norway — 0.87%
Bouvet ASA	7,352	45,300
Medistim ASA	1,654	24,055
SmartCraft ASA(a)	13,607	36,982
		106,337
Oman — 0.31%
Tethys Oil AB	7,102	37,796

Philippines — 1.15%
Century Pacific Food, Inc.	56,600	40,782
Philippine Seven Corp(a)	50,240	62,918
Puregold Price Club, Inc.	35,797	19,990
Wilcon Depot Inc	63,033	17,395
		141,085
Poland — 1.02%
Auto Partner SA	5,436	28,926
Dino Polska SA(a)(b)(c)	537	44,500
Inter Cars SA	441	51,891
		125,317

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
Singapore — 0.61%
iFast Corporation	5,800	$32,817
Riverstone Holdings Ltd.(a)	61,445	42,071
		74,888
South Korea — 1.20%
APR Corp/Korea(a)	640	23,037
Coupang Inc(a)	1,868	48,177
Eo Technics Co Ltd(a)	100	12,175
LEENO Industrial Inc.(a)	197	25,770
MegaStudyEdu Co Ltd(a)	484	15,117
SOLUM Co Ltd(a)	878	12,170
Tokai Carbon Korea Co Ltd(a)	162	9,966
		146,412
Spain — 0.22%
Allfunds Group Plc	4,410	26,972

Sweden — 2.66%
Beijer Alma AB	1,700	27,391
Momentum Group AB(a)	2,216	37,423
Nibe Industrier A.B.	4,733	22,949
Sdiptech AB(a)	2,268	51,216
Swedencare AB(a)	8,697	37,982
Swedish Logistic(a)	14,167	49,830
Teqnion AB	865	15,737
Vimian Group AB(a)	13,223	55,503
Vitec Software Group	628	27,374
		325,405
Taiwan — 2.77%
Acer E-Enabling Service Busine	5,000	38,462
Fuzetec Technology Co Ltd(b)	11,000	23,241
Gem Services, Inc.	10,000	22,468
M3 Technology Inc	11,000	35,601
Sinbon Electronics Co., Limited(a)	7,000	57,457
Sporton International, Inc.(a)	14,700	96,188
Voltronic Power Technology(a)	1,000	65,946
		339,363
Thailand — 0.38%
Humanica PCL	144,600	46,567

United Kingdom — 11.95%
AB Dynamics PLC	1,394	31,451
Advanced Medical Solutions Gro	8,234	24,186
Ashtead Technology Holdings Ord	3,442	24,495
B & M European Value Retail SA	22,572	112,908
CVS Group plc	5,238	64,260
Diploma plc	1,114	61,230
dotdigital group plc	16,041	18,344
Elixirr International PLC	8,884	75,280
Endava plc - ADR(a)	2,093	49,499
Foresight Group Holdings Ltd	10,231	61,334
Franchise Brands PLC	14,726	32,370
FRP Advisory Group PLC	32,241	64,427
GlobalData PLC	9,303	24,347
Halma plc(a)	706	22,550
	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
United Kingdom — 11.95% (continued)
Impax Asset Management Group P	16,088	$73,078
Intermediate Capital Group PLC	1,378	36,599
JTC plc(b)(c)	10,170	134,785
Judges Scientific plc	203	25,020
Kitwave Group Plc(a)	5,778	23,651
Marex Group PLC(a)	1,081	28,474
Marlowe plc(a)	8,833	38,291
Pensionbee Group PLC(a)	11,468	24,247
Petershill Partners PLC(a)(b)(c)	20,037	56,002
Pets at Home Group PLC	14,481	55,298
Pollen Street Group Ltd	2,640	22,940
Raspberry PI Ltd(a)	4,534	20,447
Safestore Holdings PLC(a)	2,626	27,382
Softcat PLC(a)	1,614	35,379
Tatton Asset Mgmt	3,861	33,948
Trustpilot Group PLC(a)	9,131	29,180
Victorian Plumbing Group PLC(a)	20,314	29,069
Volution Group PLC	9,761	72,821
YouGov PLC(a)	5,124	30,517
		1,463,809
United States — 29.69%
Alamo Group, Inc.	284	48,150
Align Technology, Inc.(a)	120	24,604
Apollo Global Management, Inc.	206	29,512
Ares Management Corporation, Class A	162	27,164
Ashtead Group PLC	729	54,524
ATRICURE, INC.(a)	2,182	72,399
Barrett Business Services, Inc.	1,860	67,313
Bel Fuse, Inc., Class B	318	23,984
BILL Holdings, Inc.(a)	475	27,721
Blue Owl Capital, Inc.	2,575	57,577
Bowman Consulting Group Limited(a)	1,197	24,299
Burlington Stores, Inc.(a)	240	59,465
Cactus, Inc., Class A	374	22,174
Celsius Holdings, Inc.(a)	751	22,590
Charles River Laboratories International, Inc.(a)	238	42,503
Clearwater Analytics Holdings, Inc., Class A(a)	2,802	73,160
Cloudflare, Inc., Class A(a)	366	32,102
Core & Main, Inc.(a)	586	25,948
Datadog, Inc., Class A(a)	211	26,468
DexCom, Inc.(a)	388	27,346
DigitalOcean Holdings, Inc.(a)	1,665	65,901
Dollar General Corporation	590	47,224
Dorman Products, Inc.(a)	458	52,226
Elastic N.V.(a)	931	74,695
Enerpac Tool Group Corporation	625	27,575
Ensign Group, Inc. (The)	175	27,123
Esquire Financial Holdings, Inc.	896	59,656
Etsy, Inc.(a)	717	36,882
Five Below, Inc.(a)	1,044	98,961
Freshpet, Inc.(a)	193	25,580
Gentex Corporation	1,685	51,072
GitLab, Inc. - Class A(a)	474	25,478

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
United States — 29.69% (continued)
Global Industrial Company	713	$18,916
Goosehead Insurance, Inc., Class A(a)	728	79,279
GQG Partners Inc	42,444	77,034
Grocery Outlet Holding Corporation(a)	4,543	64,965
Hackett Group, Inc. (The)	2,553	62,089
HealthEquity, Inc.(a)	800	68,200
Herc Holdings, Inc.(a)	197	41,201
HubSpot, Inc.(a)	47	26,075
Insperity, Inc.	478	37,652
Insulet Corporation(a)	279	64,597
JFrog Ltd.(a)	2,734	79,778
Klaviyo, Inc.(a)	739	28,104
Littelfuse, Inc.	327	79,994
Lululemon Athletica, Inc.(a)	290	86,391
Malibu Boats, Inc., Class A(a)	641	28,768
MarketAxess Holdings, Inc.	225	65,120
Medpace Holdings, Inc.(a)	70	21,995
Modine Manufacturing Company(a)	192	22,612
Monolithic Power Systems, Inc.	34	25,816
MSCI, Inc.	50	28,560
Neogen Corporation(a)	1,894	27,046
NV5 Global, Inc.(a)	2,288	52,281
Ollie’s Bargain Outlet Holdings, Inc.(a)	498	45,731
P10 Inc	9,190	101,549
PagerDuty, Inc.(a)	1,190	21,491
Paylocity Holding Corporation(a)	193	35,622
Pennant Group, Inc. (The)(a)	1,054	33,697
Perella Weinberg Partners	3,960	80,111
Pjt Partners, Inc., Class A	193	26,819
Pool Corporation	66	23,868
Primoris Services Corporation	452	28,304
Qualys, Inc.(a)	605	72,140
Rexford Industrial Realty, Inc.	781	33,497
Robert Half International, Inc.	406	27,653
Ross Stores, Inc.	254	35,489
SentinelOne, Inc.(a)	1,106	28,524
Shoals Technologies Group, Inc., Class A(a)	7,357	39,801
Silicon Laboratories, Inc.(a)	206	21,395
Skechers U.S.A., Inc., Class A(a)	1,113	68,405
Texas Roadhouse, Inc.	145	27,712
The Joint Corporation(a)	2,209	24,409
Thermon Group Holdings, Inc.(a)	786	20,601
TPG, Inc.	1,346	91,097
Tradeweb Markets Inc., Class A	322	40,894
Trex Company, Inc.(a)	398	28,198
Ulta Beauty, Inc.(a)	136	50,181
Upwork, Inc.(a)	1,960	26,578
WillScot Holdings Corporation(a)	626	20,746
WW Grainger, Inc.	30	33,277
Yeti Holdings, Inc.(a)	660	23,239
Zscaler, Inc.(a)	304	54,960
		3,633,837
	Shares	Fair Value
COMMON STOCKS — 100.40% (continued)
Vietnam — 1.29%
FPT Corp	12,240	$65,539
Vietnam Technological & Comm Joint-stock Bank(a)	98,000	92,319
		157,858
Total Common Stocks (Cost $12,106,654)		12,292,494

Total Common Stocks/ Investments — 100.40% (Cost $12,106,654)		12,292,494

Liabilities in Excess of Other Assets — (0.40)%		(48,610)

NET ASSETS — 100.00%		$12,243,884

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $406,937, representing 3.32% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $435,320, representing 3.56% of net assets.

Sector Composition (October 31, 2024)
Technology	27.6%
Industrials	16.2%
Financials	15.4%
Consumer Discretionary	14.3%
Health Care	11.3%
Consumer Staples	8.5%
Communications	2.6%
Materials	2.1%
Energy	1.3%
Real Estate	1.1%
Liabilities in Excess of Other Assets	-0.4%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Industry Composition (October 31, 2024)
Application Software	9.2%
IT Services	7.1%
Investment Management	4.4%
Professional Services	3.5%
Private Equity	3.5%
Mass Merchants	3.1%
Auto Parts	2.7%
Specialty & Generic Pharma	2.6%
Industrial Wholesale & Rental	2.5%
Online Marketplace	2.4%
Other Commercial Support Services	2.2%
Specialty Apparel Stores	2.2%
Infrastructure Software	2.2%
Food & Drug Stores	2.2%
Health Care Services	2.1%
Banks	2.1%
Internet Media & Services	2.0%
Health Care Facilities	1.8%
Wealth Management	1.8%
Medical Equipment	1.7%
Electrical Components	1.7%
Semiconductor Devices	1.5%
Semiconductor Mfg	1.5%
Information Services	1.3%
Institutional Brokerage	1.2%
Personal Care Products	1.2%
Electronics Components	1.1%
Technology Distributors	1.1%
Comml & Res Bldg Equipment & Sys	1.0%
Home Products Stores	1.0%
Life Science & Diagnostics	1.0%
Other Spec Retail - Discr	1.0%
Health Care Supplies	1.0%
Other Industries (each less than 1%)	23.5%
Liabilities in Excess of Other Assets	-0.4%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.05%
Australia — 9.34%
Atturra ltd(a)	765,242	$584,116
Fiducian Group Ltd	208,133	1,253,153
Imdex Ltd	144,029	244,653
IPD Group Ltd/Australia(a)	74,199	225,246
Kogan.com Ltd(a)	329,412	1,002,079
MA Financial Group Ltd	78,320	328,831
Megaport Ltd(a)	33,940	154,024
PeopleIN Ltd	301,641	163,292
Silk Logistics Holdings Ltd	267,793	229,960
		4,185,354
Belgium — 0.36%
X-Fab Silicon Foundries S.E.(a)(b)(c)	34,079	162,432

Brazil — 1.08%
Armac Locacao Logistica E Servicos SA	163,200	211,152
Track & Field Co SA	64,700	114,039
Vinci Partners Invest Ltd	15,260	156,568
		481,759
Canada — 0.83%
BioSyent Inc(b)	48,100	373,441

China — 1.11%
Chaoju Eye Care Holdings Ltd	452,000	165,998
TK Group Holdings Ltd(b)	1,462,600	333,011
		499,009
Finland — 0.46%
Revenio Group Oyj	6,394	205,159

France — 2.75%
Neurones SA	8,295	420,434
Sidetrade(a)	713	172,938
Thermador Groupe	4,607	361,513
Wavestone	5,180	275,713
		1,230,598
Germany — 1.45%
Mensch und Maschine Software S	5,555	323,246
Nexus AG	6,251	327,372
		650,618
Greece — 2.05%
Kri-Kri Milk Industry SA	28,265	428,628
Sarantis SA	40,988	490,499
		919,127
Hong Kong — 2.14%
Plover Bay Tech(c)	1,383,600	959,925
	Shares	Fair Value
COMMON STOCKS — 100.5% (continued)
India — 6.44%
Gulf Oil Lubricants India Ltd.	32,095	$450,892
Indigo Paints Ltd	24,458	477,859
Ksolves India Ltd	16,000	180,535
Likhitha Infrastructure Ltd(a)	32,500	141,342
SJS Enterprises Ltd(a)	18,246	262,907
Vaibhav Global Ltd	80,463	281,831
Yatharth Hospital(a)	139,000	1,087,356
		2,882,722
Indonesia — 1.62%
Arwana Citramulia Tbk P.T.	3,364,400	163,862
Aspirasi Hidup Indonesia	4,810,100	275,554
Selamat Sempurna Tbk PT	2,309,700	284,040
		723,456
Ireland — 0.50%
Uniphar PLC(a)	90,411	224,871

Italy — 0.50%
Pharmanutra SpA(a)	3,754	224,160

Japan — 24.14%
AZOOM Co Ltd	9,800	375,055
Beenos Inc	67,800	1,229,302
Bengo4.com Inc(a)	31,300	597,804
Charm Care Corp KK	85,700	697,818
Creema Ltd(a)	16,700	25,862
CrowdWorks Inc(a)	20,100	174,023
Cyber Security Cloud Inc(a)	15,300	179,630
eGuarantee Inc	26,000	257,633
eWeLL Co Ltd(a)	19,100	198,457
FP Partner Inc(a)	12,700	242,963
Halows Company Ltd.	7,400	206,909
Hennge KK(a)	76,500	552,196
Insource Co Ltd	28,000	175,468
Integral Corp(a)	11,900	301,799
MarkLines Company Ltd.(a)	23,000	411,872
Oro Co Ltd	44,900	700,787
Plus Alpha Consulting Company Ltd.	11,900	166,341
Prestige International Inc	50,000	223,514
Rise Consulting Group Inc(a)	63,200	282,790
Sun* Inc(a)	191,100	657,045
Synchro Food Co Ltd(a)	53,100	162,041
System Support, Inc.	64,400	770,393
Syuppin Company, Ltd.	37,700	259,240
Timee Inc(a)	21,400	163,373
ULS Group Inc	32,400	1,144,615
User Local Inc	9,000	108,484
WDB coco Co Ltd	5,000	124,558
Yakuodo Holdings Company Limited	10,100	140,473
YMIRLINK Inc(a)	32,600	275,220
		10,805,665

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.5% (continued)
Luxembourg — 0.65%
Sword Group	7,482	$291,144

Norway — 1.88%
Bouvet ASA	38,828	239,245
Medistim ASA	10,500	152,708
SmartCraft ASA(a)	166,002	451,167
		843,120
Oman — 0.78%
Tethys Oil AB	65,711	349,707

Philippines — 0.64%
Pryce Corp(b)	1,811,900	285,975

Poland — 1.41%
Auto Partner SA	77,576	412,803
Shoper Spolka Akcyjna	20,858	218,856
		631,659
Singapore — 1.29%
Riverstone Holdings Ltd.(a)	841,725	576,324

South Korea — 0.76%
FNS Tech Co Ltd(a)	28,998	195,676
MegaStudyEdu Co Ltd(a)	4,572	142,804
		338,480
Sweden — 6.14%
ADDvise Group AB(a)	538,100	236,622
Idun Industrier AB(a)	9,600	228,870
Momentum Group AB(a)	20,800	351,268
RVRC Holding AB	45,828	199,629
Sdiptech AB(a)	11,425	257,998
Swedencare AB(a)	218,921	956,077
Swedish Logistic(a)	105,935	372,608
Teqnion AB	8,129	147,891
		2,750,963
Taiwan — 3.03%
Acer E-Enabling Service Business	56,000	430,777
Gem Services Inc	107,000	240,402
M3 Technology Inc	53,000	171,536
Sporton International, Inc.(a)	52,699	344,828
WITS Corp	47,477	169,679
		1,357,222
Thailand — 0.92%
Humanica PCL	1,280,000	412,215

United Kingdom — 13.79%
AB Dynamics PLC	18,515	417,725
Advanced Medical Solutions Gro	89,754	263,633
Brickability Group PLC(a)	193,311	168,265
CVS Group plc	65,938	808,929
Elixirr International PLC	108,513	919,512
Foresight Group Holdings Ltd	65,739	394,098
Franchise Brands PLC	162,415	357,009
FRP Advisory Group PLC	325,991	651,426
	Shares	Fair Value
COMMON STOCKS — 100.05% (continued)
United Kingdom — 13.79% (continued)
Impax Asset Management Group P	75,916	$344,842
Kitwave Group Plc(a)	52,830	216,248
Marlowe plc(a)	36,611	158,707
Pensionbee Group PLC(a)	93,570	197,838
Raspberry PI Ltd(a)	29,173	131,562
Tatton Asset Mgmt	37,444	329,227
Victorian Plumbing Group PLC(a)	271,436	388,424
Volution Group PLC	57,773	431,014
		6,178,459
United States — 13.99%
Advanced Oxygen Therapy(a)	92,746	150,659
Barrett Business Services, Inc.	25,972	939,927
Bowman Consulting Group Limited(a)	10,761	218,448
Esquire Financial Holdings, Inc.	7,091	472,118
Figs, Inc.(a)	73,388	458,675
Global Industrial Company	5,242	139,070
Hackett Group, Inc. (The)	33,010	802,803
Pennant Group, Inc. (The)(a)	58,150	1,859,055
Perella Weinberg Partners	10,988	222,287
Plumas Bancorp(a)	6,666	276,706
The Joint Corporation(a)	17,690	195,475
The Lovesac Company(a)	10,945	319,156
Treace Medical(a)	45,630	212,636
		6,267,015
Total Common Stocks (Cost $38,778,503)		44,810,580

Total Common Stocks/ Investments — 100.05% (Cost $38,778,503)		44,810,580

Liabilities in Excess of Other Assets — (0.05)%		(21,689)

NET ASSETS — 100.00%		$44,788,890

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $1,154,859, representing 2.58% of net assets
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $1,122,357, representing 2.51% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Sector Composition (October 31, 2024)
Technology	25.6%
Consumer Discretionary	17.8%
Health Care	16.9%
Industrials	15.1%
Financials	12.6%
Communications	3.9%
Consumer Staples	3.3%
Materials	2.6%
Real Estate	0.8%
Energy	0.8%
Utilities	0.6%
Liabilities in Excess of Other Assets	-0.0%
Total	100%

Industry Composition (October 31, 2024)
It Services	11.0%
Professional Services	7.9%
Application Software	7.7%
Health Care Services	6.6%
Online Marketplace	5.0%
Health Care Facilities	4.4%
Private Equity	3.8%
Internet Media & Services	3.6%
Investment Management	3.1%
Auto Parts	3.1%
Other Commercial Support Services	2.4%
Health Care Supplies	2.4%
Home Products Stores	2.2%
Communications Equipment	2.1%
Other Spec Retail - Discr	2.1%
Specialty Chemicals	2.1%
Infrastructure Software	1.9%
Apparel, Footwear & Acc Design	1.7%
Banks	1.7%
Wealth Management	1.5%
Specialty Online Retailers	1.5%
Industrial Wholesale & Rental	1.4%
Specialty & Generic Pharma	1.3%
Medical Equipment	1.1%
Personal Care Products	1.1%
Comml & Res Bldg Equipment & Sys	1.0%
Packaged Food	1.0%
Other Industries (each less than 1%)	15.3%
Liabilities in Excess of Other Assets	-0.0%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.14%
Argentina — 1.08%
Globant S.A.(a)	30,083	$6,314,121

Australia — 1.33%
Fiducian Group Ltd	201,670	1,214,240
IPD Group Ltd/Australia(a)	468,875	1,423,365
Johns Lyng Group Ltd.	1,386,867	3,472,172
MA Financial Group Ltd	396,467	1,664,591
		7,774,368
Belgium — 2.35%
Melexis NV	112,292	7,333,053
Warehouses De Pauw CVA(a)	124,508	2,962,899
X-Fab Silicon Foundries S.E.(a)(b)(c)	725,523	3,458,085
		13,754,037
Brazil — 1.76%
Armac Locacao Logistica E Servicos SA	1,855,700	2,400,954
Grupo Mateus SA(a)	2,382,700	3,115,772
Patria Investments Limited(a)	263,643	3,068,804
Vinci Partners Invest Ltd	164,875	1,691,618
		10,277,148
Canada — 1.33%
Aritzia Inc(a)	109,861	3,537,235
Foran Mining Corp(a)	550,275	1,727,081
Richelieu Hardware, Ltd.(a)	94,288	2,484,596
		7,748,912
China — 3.04%
Man Wah Holdings Limited(a)	6,922,599	5,029,650
Shanghai Hanbell Precise Machi	147,900	382,740
Silergy Corp	553,008	8,603,200
Yum China Holdings Inc	83,200	3,738,713
		17,754,303
France — 5.21%
Alten SA	21,489	1,817,616
Antin Infrastructure Partners	134,449	1,546,892
Neurones SA	77,552	3,930,741
Thermador Groupe	55,615	4,364,128
Virbac SA	40,791	15,502,205
Wavestone	61,344	3,265,127
		30,426,709
Germany — 4.04%
Dermapharm Holding SE	158,581	5,386,416
Elmos Semiconductor AG(a)	47,445	2,834,420
Nexus AG	79,613	4,169,421
QIAGEN N.V.(a)	107,673	4,533,034
Schott Pharma AG & Co	114,868	3,713,157
Stabilus SE	74,946	2,966,834
		23,603,282
Hong Kong — 0.76%
Techtronic Industries Co Limited(a)	307,300	4,445,335
	Shares	Fair Value
COMMON STOCKS — 99.14% (continued)
India — 2.73%
Five-Star Business(a)	359,500	$3,034,011
Gulf Oil Lubricants India Ltd.	186,873	2,625,318
IndiaMart InterMesh Ltd	89,038	2,641,167
Indigo Paints Ltd	179,351	3,504,145
SJS Enterprises Ltd(a)	286,718	4,131,331
		15,935,972
Indonesia — 1.85%
Arwana Citramulia Tbk P.T.	51,386,669	2,502,771
Aspirasi Hidup Indonesia	58,356,925	3,343,071
Selamat Sempurna Tbk PT	22,307,464	2,743,304
Ultrajaya Milk Industry & Trad	20,072,590	2,225,456
		10,814,602
Italy — 2.80%
Diasorin SPA(a)	18,345	1,992,308
Interpump Group SpA	146,616	6,514,057
Recordati SpA(a)	123,293	6,994,865
Sesa SpA	9,983	866,910
		16,368,140
Japan — 12.27%
BayCurrent Consulting, Inc.	488,226	15,866,837
Charm Care Corp KK	189,129	1,539,997
Comture Corp	179,450	2,710,597
CrowdWorks Inc(a)	267,291	2,314,172
eWeLL Co., Ltd.(a)	103,930	1,079,875
F&M Co Ltd	133,517	1,388,254
FP Partner Inc(a)	122,947	2,352,091
Hennge KK(a)	505,302	3,647,394
Insource Co Ltd	778,226	4,876,917
Integral Corp(a)	273,236	6,929,618
Japan Elevator Service Holdings Company Ltd.	21,190	405,732
Kitz Corp(a)	447,384	3,086,169
MarkLines Company Ltd.(a)	269,404	4,824,351
Medley Inc(a)	46,400	1,132,139
Monotaro Company, Ltd.	118,034	1,780,697
Prestige International Inc	384,300	1,717,930
Rise Consulting Group Inc(a)	380,940	1,704,526
Seria Co Ltd	125,323	2,618,220
Strike Company Limited(a)	90,070	2,190,185
Synchro Food Co Ltd(a)	521,513	1,591,461
ULS Group Inc	61,035	2,156,219
User Local Inc	125,006	1,506,789
Visional Inc(a)	80,223	4,292,647
		71,712,817
Luxembourg — 1.39%
Eurofins Scientific S.E.	128,059	6,315,637
Sword Group	45,908	1,786,398
		8,102,035
Mexico — 1.58%
Grupo Financiero Banorte SAB de CV	384,774	2,684,537
Regional SAB de cv(a)	721,202	4,586,421
Vesta Real Estate Corp. - ADR(a)	76,071	1,982,410
		9,253,368

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.14% (continued)
Netherlands — 1.15%
Aalberts N.V.(a)	80,410	$2,901,397
CVC Capital Partners PLC(a)	45,184	948,009
Redcare Pharmacy N.V.(a)	18,926	2,898,279
		6,747,685
Norway — 0.97%
Bouvet ASA	250,838	1,545,576
SmartCraft ASA(a)	1,507,977	4,098,442
		5,644,018
Philippines — 0.67%
Century Pacific Food, Inc.	3,143,966	2,265,338
Wilcon Depot Inc	5,880,839	1,622,904
		3,888,242
Poland — 1.40%
Dino Polska SA(a)(b)(c)	70,841	5,870,381
Inter Cars SA	19,683	2,316,052
		8,186,433
Singapore — 1.08%
Kulicke & Soffa Industries, Inc.	43,168	1,936,516
Riverstone Holdings Ltd.(a)	6,385,742	4,372,276
		6,308,792
South Korea — 1.33%
Eo Technics Co Ltd(a)	25,905	3,153,998
LEENO Industrial Inc.(a)	25,220	3,299,127
SOLUM Co Ltd(a)	96,566	1,338,513
		7,791,638
Sweden — 3.43%
Beijer Alma AB	106,794	1,720,674
Momentum Group AB(a)	182,986	3,090,246
RVRC Holding AB	729,212	3,176,489
Sdiptech AB(a)	184,903	4,175,457
Swedencare AB(a)	902,344	3,940,738
Vimian Group AB(a)	937,954	3,937,088
		20,040,692
Taiwan — 1.52%
Fuzetec Technology Co Ltd(b)	278,482	588,384
M3 Technology Inc	640,000	2,071,377
Sporton International, Inc.(a)	949,151	6,210,622
		8,870,383
United Kingdom — 18.25%
Advanced Medical Solutions Group plc	1,235,309	3,628,451
B & M European Value Retail SA	3,833,532	19,175,790
CVS Group plc	796,585	9,772,521
Diploma plc	133,688	7,348,042
Elixirr International PLC	244,518	2,071,983
Endava plc - ADR(a)	189,891	4,490,922
Foresight Group Holdings Ltd	724,410	4,342,762
FRP Advisory Group PLC	1,331,655	2,661,044
GlobalData PLC	1,353,413	3,542,052
Halma plc(a)	67,463	2,154,774
Impax Asset Management Group P	665,792	3,024,302
JTC plc(b)(c)	662,109	8,775,083
Marex Group PLC(a)	124,811	3,287,522
	Shares	Fair Value
COMMON STOCKS — 99.14% (continued)
United Kingdom — 18.25% (continued)
Marlowe plc(a)	825,170	$3,577,078
Petershill Partners PLC(a)	1,253,554	3,503,571
Pets at Home Group PLC	1,226,328	4,682,958
Softcat PLC(a)	310,596	6,808,209
Tatton Asset Mgmt	161,761	1,422,286
Victorian Plumbing Group PLC(a)	1,143,988	1,637,043
Volution Group PLC	1,254,427	9,358,615
YouGov PLC(a)	228,689	1,362,018
		106,627,026
United States — 24.24%
4Imprint Group	27,624	1,819,292
Alamo Group, Inc.	17,529	2,971,867
Atmus Filtration Tech(a)	84,097	3,274,737
ATRICURE, INC.(a)	113,231	3,757,005
Burlington Stores, Inc.(a)	17,682	4,381,069
Charles River Laboratories International, Inc.(a)	16,235	2,899,246
Clearwater Analytics Holdings, Inc., Class A(a)	123,749	3,231,086
Core & Main, Inc.(a)	68,173	3,018,700
DigitalOcean Holdings, Inc.(a)	77,325	3,060,524
Dorman Products, Inc.(a)	38,534	4,394,032
Elastic N.V.(a)	42,048	3,373,510
Enerpac Tool Group Corporation	68,555	3,024,646
Esquire Financial Holdings, Inc.	34,694	2,309,927
Five Below, Inc.(a)	60,455	5,730,529
Global Industrial Company	139,157	3,691,836
GQG Partners Inc	2,307,673	4,188,324
Grocery Outlet Holding Corporation(a)	286,500	4,096,950
Hackett Group, Inc. (The)	106,950	2,601,024
HealthEquity, Inc.(a)	51,688	4,406,402
Insperity, Inc.	27,023	2,128,602
Insulet Corporation(a)	8,580	1,986,527
JFrog Ltd.(a)	119,470	3,486,134
Littelfuse, Inc.	61,075	14,940,778
Lululemon Athletica, Inc.(a)	17,918	5,337,772
Medpace Holdings, Inc.(a)	6,306	1,981,471
Neogen Corporation(a)	147,098	2,100,559
NV5 Global, Inc.(a)	230,784	5,273,414
Ollie’s Bargain Outlet Holdings, Inc.(a)	31,741	2,914,776
P10 Inc	583,810	6,451,101
PACS Group Inc(a)	95,549	4,078,032
PagerDuty, Inc.(a)	116,561	2,105,092
Pennant Group, Inc. (The)(a)	45,593	1,457,608
Perella Weinberg Partners	195,440	3,953,751
Qualys, Inc.(a)	45,294	5,400,857
Silicon Laboratories, Inc.(a)	17,508	1,818,381
Sitime Corporation(a)	20,172	3,409,270
Texas Roadhouse, Inc.	17,475	3,339,822
Yeti Holdings, Inc.(a)	91,482	3,221,081
		141,615,734

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.14% (continued)
Vietnam — 1.58%
Asia Commercial Bank JSC	3,573,165	$3,583,128
Vietnam Technological & Comm Joint-stock Bank(a)	6,013,808	5,665,179
		9,248,307
Total Common Stocks (Cost $492,849,332)		579,254,099

Total Common Stocks/ Investments — 99.14% (Cost $492,849,332)		579,254,099

Other Assets in Excess of Liabilities — 0.86%		5,025,555

NET ASSETS — 100.00%		$584,279,654

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $18,691,933, representing 3.20% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $18,103,549, representing 3.10% of net assets.

Sector Composition (October 31, 2024)
Technology	23.3%
Industrials	20.2%
Financials	14.6%
Consumer Discretionary	14.0%
Health Care	13.6%
Consumer Staples	8.7%
Communications	2.6%
Materials	1.3%
Real Estate	0.8%
Other Assets in Excess of Liabilities	0.9%
Total	100%

Industry Composition (October 31, 2024)
IT Services	8.4%
Mass Merchants	5.2%
Specialty & Generic Pharma	4.8%
Application Software	4.6%
Private Equity	4.3%
Health Care Services	3.4%
Banks	3.2%
Electrical Components	3.2%
Semiconductor Devices	3.0%
Industrial Wholesale & Rental	2.9%
Flow Control Equipment	2.7%
Investment Management	2.5%
Health Care Supplies	2.4%
Specialty Apparel Stores	2.3%
Professional Services	2.3%
Other Commercial Support Services	2.2%
Electronics Components	2.0%
Comml & Res Bldg Equipment & Sys	2.0%
Food & Drug Stores	2.0%
Home Products Stores	2.0%
Wealth Management	2.0%
Auto Parts	1.9%
Other Spec Retail - Discr	1.5%
Infrastructure Software	1.4%
Other Machinery & Equipment	1.3%
Internet Media & Services	1.2%
Restaurants	1.2%
Engineering Services	1.2%
Life Science & Diagnostics	1.1%
Institutional Brokerage	1.1%
Specialty Chemicals	1.1%
Health Care Facilities	1.0%
Specialty Technology Hardware	1.0%
Other Industries (each less than 1%)	16.7%
Other Assets in Excess of Liabilities	0.9%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.13%
Argentina — 0.95%
Globant S.A.(a)	8,498	$1,783,645

Australia — 2.05%
EQT Holdings Ltd	26,829	546,363
Imdex Ltd	229,427	389,713
IPD Group Ltd/Australia(a)	150,956	458,257
Johns Lyng Group Ltd	101,947	255,235
Kogan.com Ltd(a)	128,469	390,806
MA Financial Group Ltd	170,524	715,956
Mader Group Ltd(a)	44,370	176,761
PeopleIN Ltd	297,706	161,162
Pinnacle Investment Management Group	57,938	760,887
		3,855,140
Belgium — 1.08%
Azelis Group N.V.	21,463	429,954
Melexis NV	13,088	854,691
Warehouses De Pauw CVA(a)	14,066	334,727
X-Fab Silicon Foundries S.E.(a)(b)(c)	84,952	404,910
		2,024,282
Brazil — 1.33%
Armac Locacao Logistica E Servicos SA	448,600	580,411
Grupo Mateus SA(a)	527,387	689,645
Locaweb Servicos de Internet S(a)(b)(c)	244,868	176,198
Raia Drogasil S.A.	72,600	307,036
Vinci Partners Invest Ltd	33,047	339,062
XP, Inc., Class A(a)	23,213	405,299
		2,497,651
Canada — 1.49%
Aritzia Inc(a)	24,379	784,940
Descartes Systems Group, Inc. (The)(a)	4,400	457,112
Docebo Inc(a)	7,000	318,842
Foran Mining Corp(a)	174,349	547,208
Kinaxis Inc.(a)	3,500	388,724
Richelieu Hardware, Ltd.(a)	11,094	292,339
		2,789,165
China — 4.40%
Adicon Holdings Ltd(a)	796,500	653,982
Aier Eye Hospital Group Co., Ltd.	151,800	308,734
Angelalign Technology Inc(b)(c)	19,200	150,860
Beijing Huafeng Test & Control	52,200	877,744
Centre Testing Int	354,700	687,789
DPC Dash LTD.	50,300	410,544
Man Wah Holdings Limited(a)	830,500	603,404
ManpowerGroup Greater China Ltd(c)	145,800	84,833
Proya Cosmetics Co Ltd	41,200	555,355
Shenzhen Mindray Bio-Medical Electronics Co.	20,600	771,552
Silergy Corp	129,700	2,017,757
TK Group Holdings Ltd	1,492,400	339,796
Yum China Holdings Inc	18,000	808,856
		8,271,206
	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
Colombia — 0.52%
Parex Resources, Inc.(a)	104,616	$971,512

Finland — 0.23%
Revenio Group Oyj	13,200	423,537

France — 2.08%
Planisware SAS(a)	17,078	417,605
Sidetrade(a)	1,837	445,564
Thermador Groupe	4,977	390,547
Virbac SA	5,569	2,116,441
Wavestone	9,912	527,581
		3,897,738
Germany — 2.44%
2G Energy AG(a)	12,828	308,468
Atoss Software AG	2,836	373,004
Dermapharm Holding SE	23,363	793,556
Elmos Semiconductor AG(a)	8,322	497,166
Mensch und Maschine Software S	10,141	590,106
Nexus AG	15,717	823,116
QIAGEN N.V.(a)	16,148	679,831
Schott Pharma AG & Co	15,800	510,742
		4,575,989
Hong Kong — 1.95%
Plover Bay Tech(c)	4,118,000	2,857,018
Techtronic Industries Co Limited(a)	55,500	802,851
		3,659,869
India — 3.47%
Bajaj Finance Ltd	4,263	348,262
BLS International Services Ltd(a)	150,500	708,856
Five-Star Business(a)	81,240	685,628
Home First Finance Co India Lt(a)	39,980	559,725
IndiaMart InterMesh Ltd(b)(c)	15,336	454,917
Indigo Paints Ltd	24,500	478,679
Ksolves India Ltd	30,684	346,221
Likhitha Infrastructure Ltd(a)	88,000	382,712
LT Foods Ltd	173,979	804,401
PB Fintech Ltd(a)	20,373	411,693
SJS Enterprises Ltd(a)	92,715	1,335,934
		6,517,028
Indonesia — 1.45%
Aspirasi Hidup Indonesia	28,600,500	1,638,426
Selamat Sempurna Tbk PT	5,872,100	722,133
Ultrajaya Milk Industry & Trad	3,242,000	359,442
		2,720,001
Ireland — 0.48%
ICON plc(a)	1,350	299,849
Uniphar PLC(a)	239,197	594,931
		894,780
Israel — 1.11%
CyberArk Software Ltd.(a)	2,535	700,978
Monday.com Ltd(a)	1,808	531,317
Next Vision Stabilized Systems(a)	30,203	343,411

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
Israel — 1.11% (continued)
Wix.com Ltd.(a)	3,093	$516,902
		2,092,608
Italy — 1.78%
Diasorin SPA(a)	3,445	374,135
Interpump Group SpA	9,386	417,014
Pharmanutra SpA(a)	6,804	406,282
Recordati SpA(a)	15,169	860,592
Sesa SpA	9,237	802,129
Stevanato Group SpA	25,875	491,884
		3,352,036
Japan — 10.96%
Amvis Holdings Inc	22,500	292,079
AZOOM Co Ltd	14,100	539,620
BayCurrent Consulting, Inc.	96,800	3,145,899
Central Automotive NPV(a)	23,800	716,823
Charm Care Corp KK	30,000	244,277
Comture Corp	59,200	894,219
CrowdWorks Inc(a)	56,200	486,573
Cyber Security Cloud Inc(a)	23,500	275,903
eWeLL Co Ltd(a)	56,000	581,863
F&M Co Ltd	33,400	347,279
FP Partner Inc(a)	39,600	757,585
Gmo Payment Gateway NPV	6,800	407,299
gremz Inc	37,100	630,944
Halows Company Ltd.	14,700	411,021
Hennge KK(a)	112,200	809,887
Insource Co Ltd	136,300	854,153
Integral Corp(a)	33,200	841,995
Internet Initiative Japan, Inc.	24,800	476,182
Japan Elevator Service Holdings Company Ltd.	20,700	396,350
JMDC Inc	22,400	624,230
MarkLines Company Ltd.(a)	46,400	830,907
MISUMI Group Inc	25,500	415,025
Plus Alpha Consulting Company Ltd.	38,000	531,172
Prestige International Inc	103,200	461,333
Rise Consulting Group Inc(a)	100,000	447,453
Seria Co., Ltd.	21,300	444,995
Synchro Food Co Ltd(a)	144,200	440,044
System Support, Inc.	49,500	592,150
Tokyo Seimitsu Company Limited	8,100	435,854
ULS Group Inc	23,800	840,797
User Local Inc.	53,900	649,696
Visional Inc(a)	10,200	545,791
WDB coco Co Ltd	8,600	214,239
		20,583,637
Luxembourg — 0.41%
Eurofins Scientific S.E.	15,500	764,432

Malaysia — 0.22%
Mr D.I.Y. Group Berhad(b)(c)	840,400	418,814
	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
Mexico — 1.42%
Arca Continental COM NPV	39,900	$340,254
BBB Foods Inc(a)	13,760	439,494
Corp Inmobiliaria Vesta SAB de CV	112,600	293,089
Corporativo Fragua SAB de CV(a)	7,400	325,340
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	46,300	379,611
Grupo Financiero Banorte SAB de CV	31,200	217,680
Regional SAB de cv(a)	106,900	679,821
		2,675,289
Netherlands — 0.95%
ASM International N.V.(a)	661	369,145
CVC Capital Partners PLC(a)	34,149	716,483
IMCD N.V.(a)	1,897	301,583
Topicus.com, Inc.(a)	4,700	402,336
		1,789,547
New Zealand — 0.39%
NZX Ltd	917,297	741,728

Norway — 0.84%
Bouvet ASA	120,257	740,981
Medistim ASA	19,700	286,510
SmartCraft ASA(a)	205,307	557,992
		1,585,483
Oman — 0.76%
Tethys Oil AB	267,087	1,421,409

Philippines — 2.20%
Century Pacific Food, Inc.	528,500	380,803
Concepcion Industrial	1,259,920	303,477
Philippine Seven Corp(a)	998,380	1,250,331
Pryce Corp	3,251,100	513,126
Puregold Price Club, Inc.	2,170,100	1,211,826
Wilcon Depot Inc	1,721,500	475,073
		4,134,636
Poland — 1.23%
Auto Partner SA	132,253	703,755
Dino Polska SA(a)(b)(c)	14,810	1,227,260
Inter Cars SA	3,144	369,947
		2,300,962
Singapore — 1.09%
iFast Corporation	199,200	1,127,087
Riverstone Holdings Ltd.(a)	1,341,700	918,653
		2,045,740
South Korea — 1.59%
APR Corp/Korea(a)	10,295	370,569
Eo Technics Co Ltd(a)	2,808	341,881
FNS Tech Co Ltd(a)	50,000	337,396
HPSP Company Ltd.	24,665	541,124
iFamilySC Co Ltd(a)	21,805	296,587
Kinx Inc.	6,993	353,412
LEENO Industrial Inc.(a)	3,407	445,683
Tokai Carbon Korea Co Ltd(a)	4,971	305,810
		2,992,462

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
Spain — 0.29%
Allfunds Group Plc	88,703	$542,519

Sweden — 3.94%
Beijer Alma AB	26,524	427,357
Epiroc AB	23,600	406,575
EQT A.B.	21,222	615,741
Fasadgruppen Group AB	50,000	233,461
Idun Industrier AB(a)	8,775	209,201
Momentum Group AB(a)	45,746	772,553
RVRC Holding AB	110,726	482,329
Sdiptech AB(a)	59,055	1,333,572
Swedencare AB(a)	186,580	814,837
Swedish Logistic(a)	152,320	535,759
Teqnion AB	17,260	314,012
Vimian Group AB(a)	160,500	673,703
Vitec Software Group	13,247	577,415
		7,396,515
Switzerland — 0.20%
Inficon Holding A.G.	318	381,048

Taiwan — 2.68%
91APP, Inc.	154,000	446,935
Acer E-Enabling Service Business, Inc.	56,000	430,777
Allied Supreme Corp	46,000	473,492
Asia Vital Components Co., Ltd.	17,000	326,561
Chroma Ate Inc	39,000	494,312
Fuzetec Technology Co Ltd	227,519	480,708
M3 Technology Inc	114,000	368,964
Sinbon Electronics Co., Limited(a)	56,000	459,660
Sporton International, Inc.(a)	164,868	1,078,788
Voltronic Power Technology(a)	7,247	477,906
		5,038,103
Thailand — 0.32%
Humanica PCL	1,869,000	601,899

United Kingdom — 13.95%
AB Dynamics PLC	29,269	660,351
Advanced Medical Solutions Group plc	274,580	806,519
Ashtead Technology Holdings Ord	55,439	394,533
B & M European Value Retail SA	430,685	2,154,338
CVS Group plc	137,384	1,685,430
Diploma plc	13,359	734,266
dotdigital group plc	396,188	453,058
Elixirr International PLC	177,968	1,508,055
Endava plc - ADR(a)	36,907	872,851
Foresight Group Holdings Ltd	177,466	1,063,890
FRP Advisory Group PLC	566,926	1,132,887
Gamma Communications PLC	25,293	517,821
GlobalData PLC	337,000	881,971
Halma plc(a)	9,762	311,799
Impax Asset Management Group P	204,922	930,840
Intermediate Capital Group PLC	14,849	394,386
JTC plc(b)(c)	159,490	2,113,757
	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
United Kingdom — 13.95% (continued)
Keystone Law Group PLC	82,683	$647,259
Kitwave Group Plc(a)	91,823	375,858
Marex Group PLC(a)	46,575	1,226,786
Marlowe plc(a)	167,676	726,869
Pensionbee Group PLC(a)	247,733	523,789
Petershill Partners PLC(a)(b)(c)	530,908	1,483,839
Pets at Home Group PLC	311,295	1,188,737
Pollen Street Group Ltd	57,791	502,168
Raspberry PI Ltd(a)	74,466	335,820
Safestore Holdings PLC(a)	45,465	474,083
Softcat PLC(a)	18,132	397,450
Tatton Asset Mgmt	86,817	763,340
Victorian Plumbing Group PLC(a)	324,921	464,961
Volution Group PLC	64,285	479,596
		26,207,307
United States — 26.93%
4Imprint Group	12,613	830,681
Advanced Oxygen Therapy(a)	119,607	194,292
Alamo Group, Inc.	2,700	457,758
Align Technology, Inc.(a)	2,207	452,501
Apollo Global Management, Inc.	6,253	895,805
Ares Management Corporation, Class A	7,274	1,219,704
ATRICURE, INC.(a)	14,937	495,610
Barrett Business Services, Inc.	27,481	994,537
Bel Fuse, Inc., CLASS B	5,851	441,282
Blue Owl Capital, Inc.	43,690	976,908
Burlington Stores, Inc.(a)	3,230	800,297
Cactus, Inc., Class A	5,052	299,533
Celsius Holdings, Inc.(a)	12,067	362,975
Clearwater Analytics Holdings, Inc., Class A(a)	37,669	983,538
Cloudflare, Inc., Class A(a)	4,848	425,218
Core & Main, Inc.(a)	16,850	746,118
Crocs, Inc.(a)	2,690	290,036
Cross Creek LP(a)(d)	1,000,000	731,724
Datadog, Inc., Class A(a)	2,940	368,794
DexCom, Inc.(a)	12,286	865,917
DigitalOcean Holdings, Inc.(a)	26,034	1,030,426
Dorman Products, Inc.(a)	8,144	928,660
Dynatrace, Inc.(a)	7,802	419,748
Elastic N.V.(a)	16,077	1,289,858
Enerpac Tool Group Corporation	13,059	576,163
Ensign Group, Inc. (The)	4,975	771,076
Esquire Financial Holdings, Inc.	18,400	1,225,072
Etsy, Inc.(a)	6,572	338,064
Evercore, Inc., Class A	1,686	445,391
Five Below, Inc.(a)	12,944	1,226,961
Freshpet, Inc.(a)	2,946	390,463
Gentex Corporation	13,754	416,884
Global Industrial Company	7,285	193,271
Goosehead Insurance, Inc., Class A(a)	7,860	855,954
GQG Partners Inc	544,101	987,519
Grocery Outlet Holding Corporation(a)	45,134	645,416
Hackett Group, Inc. (The)	32,726	795,896

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.13% (continued)
United States — 26.93% (continued)
HealthEquity, Inc.(a)	6,663	$568,021
HOULIHAN LOKEY, INC.	3,235	558,911
Insperity, Inc.	6,663	524,845
Insulet Corporation(a)	1,775	410,966
JFrog Ltd.(a)	40,824	1,191,244
Klaviyo, Inc.(a)	16,066	610,990
Littelfuse, Inc.	5,595	1,368,705
Lululemon Athletica, Inc.(a)	3,864	1,151,086
MarketAxess Holdings, Inc.	3,578	1,035,545
Medpace Holdings, Inc.(a)	1,552	487,669
Monolithic Power Systems, Inc.	598	454,061
Neogen Corporation(a)	20,729	296,010
NV5 Global, Inc.(a)	39,964	913,177
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,908	358,872
P10 Inc	125,743	1,389,460
PACS Group Inc(a)	7,615	325,008
PagerDuty, Inc.(a)	22,053	398,277
Perella Weinberg Partners	101,410	2,051,523
Pjt Partners, Inc., Class A	7,887	1,095,978
Primoris Services Corporation	10,300	644,986
Qualys, Inc.(a)	9,760	1,163,782
Rexford Industrial Realty, Inc.	8,600	368,854
SentinelOne, Inc.(a)	20,806	536,587
Shoals Technologies Group, Inc., Class A(a)	36,680	198,439
Silicon Laboratories, Inc.(a)	3,200	332,352
Skechers U.S.A., Inc., Class A(a)	12,509	768,803
Texas Roadhouse, Inc.	2,477	473,404
TPG, Inc.	21,488	1,454,309
Tradeweb Markets, Inc., Class A	3,737	474,599
Ulta Beauty, Inc.(a)	2,102	775,596
Upwork, Inc.(a)	66,625	903,435
Western Alliance Bancorp	6,234	518,731
Yeti Holdings, Inc.(a)	20,993	739,164
Zscaler, Inc.(a)	3,598	650,482
		50,563,921
Vietnam — 1.95%
Asia Commercial Bank JSC	660,675	662,517
FPT Corp	217,738	1,165,874
Hoa Phat Group(a)	358,500	380,389
Vietnam Technological & Comm Joint-stock Bank(a)	1,544,202	1,454,683
		3,663,463
Total Common Stocks (Cost $148,092,406)		186,175,101

EXCHANGE-TRADED FUNDS — 0.22%
Invesco Solar ETF(a)	10,425	415,228

Total Exchange-Traded Funds (Cost $388,723)		415,228
	Shares	Fair Value
PREFERRED STOCKS — 0.52%
United States — 0.52%
Gusto Inc. Preferred Series E(a)(d)	32,241	$980,126

Total Preferred Stocks (Cost $979,976)		980,126

Total Investments — 99.87% (Cost $149,461,105)		187,570,455

Other Assets in Excess of Liabilities — 0.13%		239,036

NET ASSETS — 100.00%		$187,809,491

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $6,430,555, representing 3.42% of net assets.
(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $9,372,406, representing 4.99% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Sector Composition (October 31, 2024)
Technology	27.6%
Financials	18.9%
Industrials	14.4%
Consumer Discretionary	12.4%
Health Care	9.7%
Consumer Staples	7.3%
Communications	3.5%
Materials	2.0%
Energy	1.8%
Real Estate	1.1%
Utilities	0.6%
Listed Private Equity Investments	0.4%
Equity	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Industry Composition (October 31, 2024)
Application Software	8.8%
IT Services	6.5%
Investment Management	5.5%
Professional Services	3.6%
Private Equity	3.4%
Food & Drug Stores	2.9%
Banks	2.5%
Auto Parts	2.5%
Infrastructure Software	2.5%
Institutional Brokerage	2.5%
Mass Merchants	2.2%
Specialty & Generic Pharma	2.2%
Other Commercial Support Services	2.0%
Wealth Management	1.9%
Internet Media & Services	1.9%
Medical Equipment	1.8%
Health Care Services	1.8%
Communications Equipment	1.7%
Electrical Components	1.7%
Industrial Wholesale & Rental	1.7%
Semiconductor Devices	1.6%
Health Care Supplies	1.6%
Home Products Stores	1.6%
Electronics Components	1.5%
Specialty Apparel Stores	1.5%
Other Spec Retail - Discr	1.4%
Exploration & Production	1.3%
Semiconductor Mfg	1.2%
Information Services	1.2%
Health Care Facilities	1.0%
Other Industries (each less than 1%)	26.4%
Other Assets in Excess of Liabilities	0.1%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.41%
Argentina — 1.80%
Globant S.A.(a)	10,327	$2,167,534

Australia — 0.85%
Lovisa Holdings Limited(a)	5,229	101,593
Pinnacle Investment Management Group	33,663	442,089
Steadfast Group Ltd.(a)	134,077	482,818
		1,026,500
Belgium — 1.55%
Azelis Group N.V.	32,326	647,566
Melexis NV	18,720	1,222,480
		1,870,046
Brazil — 0.89%
Patria Investments Limited(a)	39,722	462,364
Raia Drogasil S.A.	142,692	603,466
		1,065,830
Canada — 2.03%
Aritzia Inc(a)	17,244	555,211
Descartes Systems Group, Inc. (The)(a)	6,981	725,250
Kinaxis Inc.(a)	5,200	577,533
Stantec, Inc.(a)	7,200	584,026
		2,442,020
China — 4.58%
ANTA Sports Products Ltd.	29,800	318,068
Proya Cosmetics Co Ltd	15,700	211,628
Shanghai Hanbell Precise Machinery Co., Ltd.	94,100	243,514
Silergy Corp	257,000	3,998,176
Yum China Holdings Inc	16,500	741,451
		5,512,837
France — 1.91%
Antin Infrastructure Partners	31,256	359,613
bioMerieux SA	3,734	417,890
Virbac SA	4,009	1,523,580
		2,301,083
Germany — 3.28%
AIXTRON SE	40,445	642,156
Atoss Software AG	2,872	377,739
Dermapharm Holding SE	28,561	970,113
Hensoldt A.G.	18,037	613,651
RENK Group AG	21,631	434,637
Schott Pharma AG & Co	28,054	906,858
		3,945,154
Hong Kong — 1.37%
Techtronic Industries Co Limited(a)	113,900	1,647,653

India — 2.01%
Bajaj Finance Ltd	7,442	607,969
Devyani International Ltd.(a)	31,420	63,104
Five-Star Business(a)	67,450	569,246
IndiaMart InterMesh Ltd(b)(c)	13,153	390,162
Jubilant Foodworks Ltd(a)	45,307	309,589
PB Fintech Ltd(a)	23,386	472,580
		2,412,650
	Shares	Fair Value
COMMON STOCKS — 98.41% (continued)
Ireland — 0.36%
ICON plc(a)	1,950	433,115

Israel — 0.70%
CyberArk Software Ltd.(a)	3,041	840,897

Italy — 2.24%
Interpump Group SpA	27,777	1,234,114
Recordati SpA(a)	16,641	944,105
Stevanato Group SpA	27,459	521,996
		2,700,215
Japan — 7.82%
Amvis Holdings Inc	61,300	795,753
BayCurrent Consulting, Inc.	116,300	3,779,628
Internet Initiative Japan, Inc.	32,000	614,429
Japan Elevator Service Holdings Company Ltd.	30,700	587,823
Jeol Ltd.	20,100	745,618
Lasertec Corporation(a)	4,900	664,907
M&A Research Institute, Inc.(a)	32,400	469,009
Tokyo Seimitsu Company Limited	13,100	704,900
Visional Inc(a)	19,500	1,043,424
		9,405,491
Mexico — 2.49%
BBB Foods Inc(a)	32,112	1,025,657
Corp Inmobiliaria Vesta SAB de CV	452,565	1,177,990
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	95,900	786,278
		2,989,925
Netherlands — 3.15%
Aalberts N.V.(a)	20,796	750,372
ASM International N.V.(a)	1,005	561,257
BE Semiconductor Industries N.V.	4,465	475,245
CVC Capital Partners PLC(a)	18,165	381,121
IMCD N.V.(a)	6,342	1,008,244
Topicus.com, Inc.(a)	7,000	599,224
		3,775,463
Norway — 0.19%
Kongsberg Gruppen ASA(a)	2,148	224,208

Poland — 1.16%
Dino Polska SA(a)(b)(c)	16,876	1,398,463

Singapore — 0.54%
Venture Corp LTD.(a)	64,800	649,976

South Korea — 2.51%
APR Corp/Korea(a)	11,205	403,325
Eo Technics Co Ltd(a)	7,078	861,763
HPSP Company Ltd.	32,832	720,299
LEENO Industrial Inc.(a)	7,944	1,039,186
		3,024,573

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.41% (continued)
Spain — 0.81%
Allfunds Group Plc	99,908	$611,051
Indra Sistemas S.A.	20,406	359,719
		970,770
Sweden — 3.89%
AddTech AB	14,805	412,208
Beijer Ref AB	53,620	807,744
Epiroc AB	31,590	544,225
EQT A.B.	24,436	708,992
Lifco AB, Class B	14,268	425,746
Munters Group AB	23,451	379,912
Nibe Industrier A.B.	116,648	565,597
Vimian Group AB(a)	112,825	473,586
Vitec Software Group	8,375	365,053
		4,683,063
Switzerland — 0.57%
Belimo Holding AG(a)	389	257,710
VAT Group AG	1,036	431,425
		689,135
Taiwan — 2.74%
Asia Vital Components Co., Ltd.	35,000	672,332
ASPEED Technology, Inc.	9,000	1,144,407
Chroma Ate Inc	63,000	798,504
Sinbon Electronics Co., Limited(a)	82,500	677,177
		3,292,420
United Kingdom — 8.81%
B & M European Value Retail SA	749,990	3,751,541
CVS Group plc	37,195	456,309
Diploma plc	22,222	1,221,412
Halma plc(a)	20,018	639,377
Intermediate Capital Group PLC	23,448	622,773
JTC plc(b)(c)	158,863	2,105,448
Marex Group PLC(a)	28,485	750,295
nVent Electric PLC	7,611	567,552
Softcat PLC(a)	21,901	480,066
		10,594,773
United States — 38.76%
4imprint Group PLC	6,454	425,055
Alamo Group, Inc.	3,970	673,074
Align Technology, Inc.(a)	3,387	694,437
Apollo Global Management, Inc.	3,389	485,508
Ares Management Corporation, CLASS A	5,376	901,448
Ashtead Group PLC	17,143	1,282,204
Atricure, Inc.(a)	11,571	383,926
Blue Owl Capital, Inc.	12,472	278,874
Burlington Stores, Inc.(a)	3,649	904,113
Cactus, Inc., Class A	5,107	302,794
Charles River Laboratories International, Inc.(a)	2,339	417,699
Clearwater Analytics Holdings, Inc., Class A(a)	35,204	919,176
Cloudflare, Inc., Class A(a)	10,345	907,360
Core & Main, Inc.(a)	28,123	1,245,286
Cross Creek LP(a)(d)	1,300,000	951,242
DexCom, Inc.(a)	15,448	1,088,774
DigitalOcean Holdings, Inc.(a)	29,200	1,155,735
	Shares	Fair Value
COMMON STOCKS — 98.41% (continued)
United States — 38.76% (continued)
Dorman Products, Inc.(a)	3,372	$384,509
Elastic N.V.(a)	15,161	1,216,368
EMCOR Group, Inc.	896	399,679
Ensign Group, Inc. (The)	8,953	1,387,625
Etsy, Inc.(a)	17,720	911,517
FirstCash Holdings, Inc.	4,751	491,586
Five Below, Inc.(a)	13,190	1,250,280
FormFactor, Inc.(a)	18,551	704,567
Goosehead Insurance, Inc., Class A(a)	11,263	1,226,541
GQG Partners, Inc.	337,069	611,765
Grocery Outlet Holding Corporation(a)	63,777	912,011
HealthEquity, Inc.(a)	7,124	607,321
Herc Holdings, Inc.(a)	4,961	1,037,544
JFrog Ltd.(a)	46,471	1,356,024
KKR & Company, Inc.	6,069	838,979
Littelfuse, Inc.	13,526	3,308,865
Lululemon Athletica, Inc.(a)	5,960	1,775,484
Medpace Holdings, Inc.(a)	2,892	908,724
Modine Manufacturing Company(a)	5,989	705,325
Monolithic Power Systems, Inc.	838	636,293
Neogen Corporation(a)	37,275	532,287
NV5 Global, Inc.(a)	19,444	444,295
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,249	482,016
Perella Weinberg Partners LP	31,247	632,127
Pjt Partners, Inc., Class A	6,720	933,811
Primoris Services Corporation	19,174	1,200,676
Rexford Industrial Realty, Inc.	13,452	576,956
SentinelOne Inc(a)	20,588	530,965
Silicon Laboratories, Inc.(a)	13,723	1,425,271
Sitime Corporation(a)	4,317	729,616
Skechers U.S.A., Inc., Class A(a)	15,124	929,521
SPS Commerce, Inc.(a)	5,448	898,920
TRADEWEB MARKETS INC. Class A	4,398	558,546
Trex Company, Inc.(a)	6,679	473,207
Ulta Beauty, Inc.(a)	2,244	827,991
WillScot Holdings Corporation(a)	9,451	313,206
Yeti Holdings, Inc.(a)	20,972	738,424
Zscaler, Inc.(a)	3,964	716,652
		46,632,199
Vietnam — 1.40%
Asia Commercial Bank JSC	715,300	717,295
FPT Corp	68,625	367,451
Vietnam Technological & Comm Joint-stock Bank(a)	641,310	604,132
		1,688,878
Total Common Stocks (Cost $100,025,103)		118,384,871

PREFERRED STOCKS — 0.95%
United States — 0.95%
Gusto Inc. Preferred Series E(a)(d)	37,637	1,144,165

Total Preferred Stocks (Cost $1,143,989)		1,144,165

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Total Investments — 99.36% (Cost $101,169,092)	$119,529,037

Other Assets in Excess of Liabilities — 0.64%	766,241

NET ASSETS — 100.00%	$120,295,277

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $3,894,073, representing 3.24% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, these securities had a total aggregate market value of $3,894,073, representing 3.24% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Sector Composition (October 31, 2024)
Technology	33.1%
Industrials	20.5%
Financials	13.5%
Health Care	11.7%
Consumer Discretionary	8.0%
Consumer Staples	7.5%
Materials	2.4%
Real Estate	1.5%
Listed Private Equity Investments	0.8%
Communications	0.4%
Other Assets in Excess of Liabilities	0.6%
Total	100%
Industry Composition (October 31, 2024)
Application Software	8.6%
IT Services	6.1%
Semiconductor Devices	5.4%
Industrial Wholesale & Rental	4.9%
Mass Merchants	4.6%
Electronics Components	4.2%
Electrical Components	3.8%
Specialty Apparel Stores	3.0%
Specialty & Generic Pharma	2.9%
Private Equity	2.8%
Semiconductor Mfg	2.3%
Investment Management	2.3%
Health Care Services	2.2%
Institutional Brokerage	2.2%
Flow Control Equipment	2.1%
Medical Equipment	1.8%
Health Care Facilities	1.8%
Wealth Management	1.8%
Infrastructure Software	1.7%
Food & Drug Stores	1.7%
Health Care Supplies	1.6%
Insurance Brokers & Services	1.4%
Other Machinery & Equipment	1.4%
Data & Transaction Processors	1.4%
Comml & Res Bldg Equipment & Sys	1.2%
Banks	1.1%
Online Marketplace	1.1%
Fabricated Metal & Hardware	1.0%
Infrastructure Construction	1.0%
Semiconductor Manufacturing	1.0%
Industrial Owners & Developers	1.0%
Life Science & Diagnostics	1.0%
Other Industries (each less than 1%)	19.0%
Other Assets in Excess of Liabilities	0.6%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.42%
Argentina — 1.12%
Globant S.A.(a)	22,907	$4,807,950

Australia — 2.80%
Fiducian Group Ltd	116,341	700,480
Imdex Ltd	1,554,030	2,639,733
IPD Group Ltd/Australia(a)	398,222	1,208,883
Johns Lyng Group Ltd	1,069,204	2,676,868
MA Financial Group Ltd	337,505	1,417,036
Pinnacle Investment Management Group	254,493	3,342,204
		11,985,204
Belgium — 1.90%
Melexis NV	78,267	5,111,104
X-Fab Silicon Foundries S.E.(a)(b)(c)	639,845	3,049,715
		8,160,819
Brazil — 2.29%
Armac Locacao Logistica E Servicos SA	1,724,100	2,230,687
Grupo Mateus SA(a)	1,791,600	2,342,811
Patria Investments Limited(a)	287,046	3,341,216
Vinci Partners Invest Ltd	183,667	1,884,423
		9,799,137
Canada — 2.23%
Aritzia Inc(a)	135,801	4,372,434
Descartes Systems Group, Inc. (The)(a)	10,200	1,059,669
Foran Mining Corp(a)	651,400	2,044,470
Richelieu Hardware, Ltd.(a)	78,636	2,072,148
		9,548,721
China — 5.73%
Adicon Holdings Ltd(a)	1,769,000	1,452,473
Centre Testing Int	1,778,600	3,448,837
Man Wah Holdings Limited(a)	4,669,500	3,392,650
Shanghai Hanbell Precise Machi	798,300	2,065,862
Silergy Corp	718,996	11,185,491
Yum China Holdings Inc	66,600	2,992,768
		24,538,081
Colombia — 0.38%
Parex Resources, Inc.(a)	174,306	1,618,685

Finland — 0.27%
Revenio Group Oyj	35,645	1,143,711

France — 3.91%
Antin Infrastructure Partners	141,072	1,623,093
Neurones SA	43,022	2,180,580
Planisware SAS(a)	66,707	1,631,174
Thermador Groupe	33,636	2,639,428
Virbac SA	22,801	8,665,288
		16,739,563
Germany — 7.45%
2G Energy AG(a)	57,492	1,382,481
Atoss Software AG	25,865	3,401,884
Dermapharm Holding SE	159,728	5,425,375
Elmos Semiconductor AG(a)	59,451	3,551,673
	Shares	Fair Value
COMMON STOCKS — 99.42% (continued)
Germany — 7.45% (continued)
Mensch und Maschine Software S	72,676	$4,229,025
Nexus AG	73,646	3,856,923
QIAGEN N.V.(a)	74,172	3,122,641
RENK Group AG	117,701	2,364,995
Schott Pharma AG & Co	65,306	2,111,045
Stabilus SE	62,210	2,462,663
		31,908,705
Hong Kong — 0.51%
Techtronic Industries Co Limited(a)	151,300	2,188,673

India — 4.44%
Bajaj Housing Finance Ltd(a)	749,929	1,196,268
Five-Star Business(a)	335,990	2,835,598
Gulf Oil Lubricants India Ltd.	161,771	2,272,668
IndiaMart InterMesh Ltd(b)(c)	95,864	2,843,649
Indigo Paints Ltd	162,298	3,170,965
Motherson Sumi Wiring India Ltd	2,715,755	2,022,373
SJS Enterprises Ltd(a)	325,813	4,694,653
		19,036,174
Indonesia — 1.88%
Aspirasi Hidup Indonesia	52,125,900	2,986,117
Bank BTPN Syariah Tbk PT	8,640,500	586,347
Selamat Sempurna Tbk PT	18,351,500	2,256,811
Ultrajaya Milk Industry & Trad	20,234,000	2,243,352
		8,072,627
Ireland — 0.63%
Uniphar PLC(a)	1,082,840	2,693,244

Italy — 3.02%
Interpump Group SpA	134,705	5,984,859
Recordati SpA(a)	68,948	3,911,673
Sesa SpA	35,146	3,052,032
		12,948,564
Japan — 16.82%
Amvis Holdings Inc	99,900	1,296,830
BayCurrent Consulting, Inc.	342,400	11,127,643
Central Automotive NPV(a)	32,400	975,844
Charm Care Corp KK	395,300	3,218,760
CrowdWorks Inc(a)	275,500	2,385,244
Cyber Security Cloud Inc(a)	169,000	1,984,152
eWeLL Co., Ltd.(a)	52,300	543,418
F&M Co Ltd	76,100	791,256
Future Corporation	159,200	2,038,435
gremz Inc	153,100	2,603,708
Hennge KK(a)	406,300	2,932,773
Insource Co Ltd	687,800	4,310,244
Integral Corp(a)	271,400	6,883,054
Japan Elevator Service Holdings Company Ltd.	130,800	2,504,471
JMDC, Inc.	38,600	1,075,681
Kitz Corp(a)	380,200	2,622,717
MarkLines Company Ltd.(a)	257,900	4,618,343
Medley Inc(a)	129,100	3,149,981
Plus Alpha Consulting	114,000	1,593,516

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.42% (continued)
Japan — 16.82% (continued)
Prestige International Inc	168,444	$752,993
Sun* Inc(a)	400,300	1,376,324
Synchro Food Co Ltd(a)	643,100	1,962,499
Tokyo Seimitsu Company Ltd.	47,900	2,577,458
ULS Group Inc	59,900	2,116,122
User Local Inc.	110,100	1,327,116
Visional Inc(a)	61,700	3,301,501
Yakuodo Holdings Company Limited	144,000	2,002,786
		72,072,869
Luxembourg — 0.51%
Sword Group	55,600	2,163,539

Mexico — 1.80%
Corp Inmobiliaria Vesta SAB de CV	468,200	1,218,686
Grupo Financiero Banorte SAB de CV	308,500	2,152,379
Regional SAB de cv(a)	416,500	2,648,696
Vesta Real Estate Corp. – ADR(a)	64,778	1,688,115
		7,707,876
Netherlands — 1.58%
Aalberts N.V.(a)	59,164	2,134,787
Redcare Pharmacy N.V.(a)	15,600	2,388,944
Topicus.com, Inc.(a)	26,100	2,234,251
		6,757,982
Norway — 1.09%
Bouvet ASA	297,747	1,834,613
SmartCraft ASA(a)	1,046,804	2,845,047
		4,679,660
Philippines — 1.11%
Puregold Price Club, Inc.	5,699,000	3,182,433
Wilcon Depot Inc	5,738,600	1,583,651
		4,766,084
Poland — 1.66%
Dino Polska SA(a)(b)(c)	61,375	5,085,962
Inter Cars SA	17,177	2,021,177
		7,107,139
Singapore — 2.00%
iFast Corporation	468,400	2,650,238
Kulicke & Soffa Industries, Inc.	56,978	2,556,033
Riverstone Holdings Ltd.(a)	4,905,300	3,358,627
		8,564,898
South Korea — 1.80%
Eo Technics Co Ltd(a)	23,229	2,828,188
LEENO Industrial Inc.(a)	21,991	2,876,728
SOLUM Co Ltd(a)	143,231	1,985,343
		7,690,259
Spain — 0.61%
Allfunds Group Plc	429,273	2,625,491

Sweden — 4.38%
Beijer Alma AB	115,687	1,863,959
Beijer Ref A.B.	106,780	1,608,561
Nibe Industrier A.B.	462,323	2,241,688
	Shares	Fair Value
COMMON STOCKS — 99.42% (continued)
Sweden — 4.38% (continued)
RVRC Holding AB	268,300	$1,168,730
Sdiptech AB(a)	167,547	3,783,526
Swedencare AB(a)	447,317	1,953,533
Swedish Logistic(a)	805,859	2,834,466
Vimian Group AB(a)	789,062	3,312,110
		18,766,573
Taiwan — 2.95%
M3 Technology Inc	596,000	1,928,970
Sinbon Electronics Co., Limited(a)	398,000	3,266,867
Sporton International, Inc.(a)	1,134,338	7,422,364
		12,618,201
United Kingdom — 20.96%
AB Dynamics PLC	65,213	1,471,299
Advanced Medical Solutions Group plc	918,400	2,697,600
Ashtead Technology Holdings ORD	231,581	1,648,051
B & M European Value Retail SA	2,560,390	12,807,379
CVS Group plc	595,836	7,309,728
Diploma plc	98,367	5,406,655
Endava plc - ADR(a)	86,325	2,041,586
Foresight Group Holdings Ltd	696,452	4,175,156
FRP Advisory Group PLC	1,353,390	2,704,477
GlobalData PLC	847,904	2,219,072
Halma plc(a)	68,435	2,185,820
Impax Asset Management Group P	633,622	2,878,173
Intermediate Capital Group PLC	137,060	3,640,282
JTC plc(b)(c)	886,484	11,748,775
Marex Group PLC(a)	52,699	1,388,092
Marlowe plc(a)	512,842	2,223,149
Petershill Partners PLC(a)	1,164,000	3,253,275
Pets at Home Group PLC	736,517	2,812,525
Softcat PLC(a)	198,068	4,341,616
Tatton Asset Mgmt	285,628	2,511,388
Volution Group PLC	1,141,571	8,516,655
YouGov PLC(a)	307,946	1,834,055
		89,814,808
United States — 1.53%
GQG Partners Inc	1,835,727	3,331,762
JFrog Ltd.(a)	111,025	3,239,710
		6,571,472
Vietnam — 2.06%
Asia Commercial Bank JSC	3,258,180	3,267,266
FPT Corp	629,177	3,368,917
Vietnam Technological & Comm Joint-stock Bank(a)	2,332,246	2,197,042
		8,833,225
Total Common Stocks (Cost $365,971,713)		425,929,934

Total Investments — 99.42% (Cost $365,971,713)		$425,929,934

Other Assets in Excess of Liabilities — 0.58%		2,469,653

NET ASSETS — 100.00%		$428,399,587

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Schedule of Investments
October 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $22,728,101, representing 5.31% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, the aggregate market value of these securities was $22,728,101, representing 5.31% of net assets.

Sector Composition (October 31, 2024)
Technology	26.6%
Industrials	17.8%
Financials	16.3%
Consumer Discretionary	11.4%
Health Care	11.3%
Consumer Staples	7.0%
Communications	3.6%
Materials	2.4%
Real Estate	1.3%
Energy	1.1%
Utilities	0.6%
Other Assets in Excess of Liabilities	0.6%
Total	100%
Industry Composition (October 31, 2024)
IT Services	9.2%
Application Software	5.8%
Private Equity	5.0%
Specialty & Generic Pharma	4.2%
Investment Management	4.1%
Food & Drug Stores	3.5%
Comml & Res Bldg Equipment & Sys	3.5%
Wealth Management	3.4%
Electronics Components	3.3%
Flow Control Equipment	3.0%
Mass Merchants	3.0%
Other Commercial Support Services	2.9%
Banks	2.5%
Health Care Services	2.5%
Semiconductor Devices	2.5%
Auto Parts	2.4%
Internet Media & Services	2.3%
Professional Services	2.1%
Health Care Supplies	1.9%
Technology Distributors	1.8%
Home Products Stores	1.7%
Industrial Owners & Developers	1.3%
Specialty Technology Hardware	1.3%
Specialty Chemicals	1.3%
Industrial Wholesale & Rental	1.3%
Semiconductor Mfg	1.3%
Other Spec Retail - Discr	1.1%
Other Machinery & Equipment	1.1%
Health Care Facilities	1.1%
Specialty Apparel Stores	1.0%
Educational Services	1.0%
Other Industries (each less than 1%)	17.0%
Other Assets in Excess of Liabilities	0.6%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26%
Argentina — 1.78%
Globant S.A.(a)	138,327	$29,033,454

Australia — 1.04%
Lovisa Holdings Limited(a)	70,340	1,366,624
Pinnacle Investment Management Group	535,755	7,035,958
Steadfast Group Ltd.(a)	2,369,685	8,533,344
		16,935,926
Belgium — 2.57%
Azelis Group N.V.	644,495	12,910,745
Melexis NV	445,712	29,106,525
		42,017,270
Brazil — 2.07%
Grupo Mateus SA(a)	5,316,300	6,951,936
Patria Investments Limited(a)	1,070,596	12,461,737
Raia Drogasil S.A.	3,399,856	14,378,510
		33,792,183
Canada — 3.21%
Aritzia Inc(a)	443,319	14,273,703
Constellation Software, Inc.	2,707	8,163,753
Descartes Systems Group, Inc. (The)(a)	104,827	10,890,384
Kinaxis Inc.(a)	89,323	9,920,572
Stantec, Inc.(a)	113,520	9,208,136
		52,456,548
China — 6.02%
ANTA Sports Products Ltd.	503,400	5,373,008
Centre Testing Int	3,403,700	6,600,026
Proya Cosmetics Co Ltd	213,700	2,880,565
Shanghai Hanbell Precise Machi	1,899,291	4,915,036
Silergy Corp	3,780,805	58,818,359
Yum China Holdings Inc	442,106	19,866,675
		98,453,669
France — 2.64%
Antin Infrastructure Partners	525,297	6,043,763
bioMerieux SA	109,438	12,247,730
Virbac SA	65,339	24,831,422
		43,122,915
Germany — 5.17%
AIXTRON SE	738,708	11,728,681
Atoss Software AG	77,653	10,213,281
Dermapharm Holding SE	460,437	15,639,359
Hensoldt A.G.	394,434	13,419,358
QIAGEN N.V.(a)	304,072	12,801,431
RENK Group AG	363,896	7,311,851
Schott Pharma AG & Co	414,244	13,390,615
		84,504,576
Hong Kong — 2.11%
Techtronic Industries Co Limited(a)	2,382,181	34,460,113

India — 3.41%
Avenue Supermarts Ltd(a)(b)(c)	139,852	6,528,316
Bajaj Finance Ltd	149,536	12,216,229
Devyani International Ltd.(a)	422,643	848,838
	Shares	Fair Value
COMMON STOCKS — 99.26% (continued)
India — 3.41% (continued)
Five-Star Business(a)	1,178,801	$9,948,527
IndiaMart InterMesh Ltd(b)(c)	276,336	8,197,056
Jubilant Foodworks Ltd(a)	609,462	4,164,537
Motherson Sumi Wiring India Ltd	7,004,052	5,215,790
PB Fintech Ltd(a)	431,545	8,720,581
		55,839,874
Ireland — 0.93%
ICON plc(a)	68,768	15,274,060

Israel — 1.12%
CyberArk Software Ltd.(a)	66,271	18,325,257

Italy — 4.52%
Brembo NV(a)	813,025	8,538,138
Interpump Group SpA	620,722	27,578,289
Recordati SpA(a)	376,630	21,367,604
Sesa SpA	91,273	7,926,025
Stevanato Group SpA	445,631	8,471,445
		73,881,501
Japan — 11.14%
Amvis Holdings Inc	1,055,783	13,705,417
BayCurrent Consulting, Inc.	1,827,410	59,388,924
Gmo Payment Gateway NPV	116,349	6,968,948
Internet Initiative Japan, Inc.	487,747	9,365,180
Japan Elevator Service Holdings Company Ltd.	566,916	10,854,930
Jeol Ltd.	332,950	12,350,914
JMDC Inc	237,994	6,632,272
Lasertec Corporation(a)	79,040	10,725,359
M&A Research Institute Inc(a)	487,500	7,056,853
MISUMI Group Inc	304,721	4,959,488
Monotaro Company, Ltd.	596,097	8,992,899
Tokyo Seimitsu Company Limited	201,862	10,862,020
Visional Inc(a)	379,501	20,306,689
		182,169,893
Luxembourg — 0.70%
Eurofins Scientific S.E.	232,770	11,479,792

Mexico — 3.96%
BBB Foods Inc(a)	594,769	18,996,923
Corp Inmobiliaria Vesta SAB de CV	7,098,829	18,477,667
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	1,309,276	10,734,676
Regional SAB de cv(a)	1,311,575	8,340,846
Wal-Mart de Mexico SAB de CV	2,994,076	8,264,523
		64,814,635
Netherlands — 4.33%
Aalberts N.V.(a)	383,949	13,853,853
ASM International N.V.(a)	19,403	10,835,877
BE Semiconductor Industries N.V.	73,547	7,828,188
CVC Capital Partners PLC(a)	272,999	5,727,812
IMCD N.V.(a)	127,058	20,199,542
Topicus.com, Inc.(a)	144,149	12,339,656
		70,784,928

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26% (continued)
Norway — 0.30%
Kongsberg Gruppen ASA(a)	46,234	$4,825,907

Poland — 1.55%
Dino Polska SA(a)(b)(c)	305,112	25,283,714

Singapore — 0.74%
Venture Corp LTD.(a)	1,207,661	12,113,444

South Korea — 2.97%
APR Corp/Korea(a)	215,795	7,767,552
Eo Technics Co Ltd(a)	118,821	14,466,751
HPSP Company Ltd.	451,571	9,906,980
LEENO Industrial Inc.(a)	126,038	16,487,522
		48,628,805
Spain — 0.97%
Allfunds Group Plc	1,613,535	9,868,597
Indra Sistemas S.A.	343,192	6,049,830
		15,918,427
Sweden — 6.95%
AddTech AB	313,550	8,730,000
Beijer Ref AB	828,902	12,486,791
Epiroc AB	569,811	9,816,570
EQT A.B.	809,337	23,482,306
HMS Networks AB	104,538	3,889,770
Lagercrantz Group A.B.	420,038	8,226,358
Lifco AB, Class B	336,386	10,037,487
Munters Group AB	438,497	7,103,766
Nibe Industrier A.B.	2,922,338	14,169,677
Swedencare AB(a)	1,142,865	4,991,147
Vimian Group AB(a)	1,510,000	6,338,267
Vitec Software Group	102,243	4,456,606
		113,728,745
Switzerland — 1.12%
Belimo Holding AG(a)	6,009	3,980,927
Inficon Holding A.G.	4,769	5,714,522
VAT Group AG	20,895	8,701,363
		18,396,812
Taiwan — 5.16%
Asia Vital Components Co., Ltd.	669,000	12,851,137
ASPEED Technology, Inc.	181,145	23,033,742
Chroma Ate Inc	1,707,000	21,635,661
Sinbon Electronics Co., Limited(a)	1,902,000	15,612,012
Voltronic Power Technology(a)	170,490	11,243,030
		84,375,582
United Kingdom — 13.10%
B & M European Value Retail SA	13,817,945	69,119,030
CVS Group plc	1,080,540	13,256,087
Diploma plc	684,673	37,632,443
Halma plc(a)	678,113	21,658,991
Impax Asset Management Group P	1,577,033	7,163,535
Intermediate Capital Group PLC	516,263	13,711,826
JTC plc(b)(c)	1,939,060	25,698,808
	Shares	Fair Value
COMMON STOCKS — 99.26% (continued)
United Kingdom — 13.10% (continued)
Marex Group PLC(a)	282,951	$7,452,929
nVent Electric PLC	112,540	8,392,108
Softcat PLC(a)	461,403	10,113,872
		214,199,629
United States — 8.14%
Ashtead Group PLC	340,674	25,480,563
Cloudflare, Inc., Class A(a)	191,517	16,797,956
Elastic N.V.(a)	149,095	11,961,892
JFrog Ltd.(a)	1,094,133	31,926,801
Lululemon Athletica, Inc.(a)	102,013	30,389,673
Monolithic Power Systems, Inc.	21,801	16,553,499
		133,110,384
Vietnam — 1.54%
Asia Commercial Bank JSC	9,410,950	9,437,191
Vietnam Technological & Comm Joint-stock Bank(a)	16,887,852	15,908,840
		25,346,031
Total Common Stocks (Cost $1,452,791,693)		1,623,274,074

Total Common Stocks/ Investments — 99.26% (Cost $1,452,791,693)		1,623,274,074

Other Assets in Excess of Liabilities — 0.74%		12,169,923

NET ASSETS — 100.00%		$1,635,443,997

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total aggregate market value of $65,707,894, representing 4.02% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2024, the aggregate market value of these securities was $65,707,894, representing 4.02% of net assets.

Sector Composition (October 31, 2024)
Technology	35.2%
Industrials	22.8%
Financials	11.0%
Health Care	11.0%
Consumer Staples	8.7%
Consumer Discretionary	6.8%
Materials	2.7%
Real Estate	1.1%
Other Assets in Excess of Liabilities	0.7%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

Industry Composition (October 31, 2024)
Application Software	7.0%
IT Services	6.9%
Semiconductor Devices	5.6%
Industrial Wholesale & Rental	5.1%
Mass Merchants	4.7%
Electronics Components	4.6%
Specialty & Generic Pharma	3.8%
Private Equity	3.8%
Semiconductor Mfg	3.3%
Food & Drug Stores	3.3%
Specialty Apparel Stores	3.1%
Flow Control Equipment	2.8%
Life Science & Diagnostics	2.3%
Comml & Res Bldg Equipment & Sys	2.2%
Health Care Services	2.1%
Other Machinery & Equipment	2.1%
Banks	2.1%
Electrical Components	1.9%
Data & Transaction Processors	1.6%
Wealth Management	1.6%
Restaurants	1.5%
Technology Distributors	1.4%
Health Care Supplies	1.3%
Measurement Instruments	1.3%
Fabricated Metal & Hardware	1.3%
Professional Services	1.2%
Specialty Chemicals	1.2%
Industrial Owners & Developers	1.1%
Infrastructure Software	1.1%
Other Commercial Support Services	1.1%
Information Services	1.0%
Other Industries (each less than 1%)	15.9%
Other Assets in Excess of Liabilities	0.7%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%
Argentina — 1.89%
Globant S.A.(a)	12,599	$2,644,404

Canada — 1.70%
Aritzia Inc(a)	44,900	1,445,661
Kinaxis Inc. (a)	8,400	932,938
		2,378,599
Germany — 0.86%
QIAGEN N.V. (a)	28,645	1,205,955

Hong Kong — 1.90%
Techtronic Industries Co Limited(a)	183,400	2,653,025

Ireland — 0.56%
ICON plc(a)	3,541	786,492

Israel — 1.22%
CyberArk Software Ltd.(a)	6,135	1,696,450

Italy — 0.87%
Stevanato Group SpA	63,734	1,211,583

Mexico — 1.24%
BBB Foods Inc(a)	54,016	1,725,271

United Kingdom — 1.78%
Marex Group PLC(a)	47,042	1,239,086
nVent Electric PLC	16,499	1,230,330
		2,469,416
United States — 86.27%
4imprint Group PLC	15,757	1,037,742
Alamo Group, Inc.	8,318	1,410,234
Align Technology, Inc.(a)	8,034	1,647,211
Apollo Global Management, Inc.	7,396	1,059,551
Ares Management Corporation, Class A	15,710	2,634,252
Ashtead Group PLC	30,907	2,311,676
ATRICURE, INC.(a)	26,293	872,402
Blue Owl Capital, Inc.	26,876	600,947
Burlington Stores, Inc.(a)	7,893	1,955,649
Cactus, Inc., Class A	6,953	412,243
Charles River Laboratories International, Inc.(a)	5,558	992,548
Clearwater Analytics Holdings, Inc., Class A(a)	70,094	1,830,154
Cloudflare, Inc., Class A(a)	21,853	1,916,727
Core & Main, Inc.(a)	50,569	2,239,195
Cross Creek LP(a)(b)	700,000	512,201
Crowdstrike Holdings, Inc., Class A(a)	3,465	1,028,655
DexCom, Inc.(a)	31,498	2,219,979
DigitalOcean Holdings, Inc.(a)	55,522	2,197,560
Dorman Products, Inc.(a)	4,610	525,678
Elastic N.V.(a)	29,156	2,339,186
EMCOR Group, Inc.	1,676	747,613
Enerpac Tool Group Corporation	21,361	942,447
	Shares	Fair Value
COMMON STOCKS — 98.29% (continued)
United States — 86.27% (continued)
Ensign Group, Inc. (The)	12,973	$2,010,685
Etsy, Inc.(a)	34,935	1,797,056
FirstCash Holdings, Inc.	13,214	1,367,253
Five Below, Inc.(a)	23,866	2,262,258
Floor & Decor Holdings, Inc., Class A(a)	11,618	1,197,235
FormFactor, Inc.(a)	28,194	1,070,808
Gentex Corporation	36,389	1,102,951
Global Industrial Company	32,607	865,064
Goosehead Insurance, Inc., Class A(a)	23,173	2,523,540
GQG Partners Inc	649,472	1,178,763
Grocery Outlet Holding Corporation(a)	147,529	2,109,665
HealthEquity, Inc.(a)	16,945	1,444,561
Herc Holdings, Inc. (a)	12,181	2,547,535
Houlihan Lokey, Inc.	4,388	758,115
HubSpot, Inc.(a)	1,145	635,235
IDEXX Laboratories, Inc.(a)	4,208	1,712,319
Insulet Corporation(a)	3,000	694,590
JFrog Ltd.(a)	92,190	2,690,105
KKR & Company, Inc.	7,853	1,085,599
Littelfuse, Inc.	16,685	4,081,652
Lululemon Athletica, Inc.(a)	10,644	3,170,847
MarketAxess Holdings, Inc.	6,635	1,920,302
Marvell Technology, Inc.	12,145	972,936
Medpace Holdings, Inc.(a)	7,484	2,351,623
Modine Manufacturing Company(a)	11,949	1,407,234
Monolithic Power Systems, Inc.	1,859	1,411,539
MSCI, Inc.	608	347,290
Neogen Corporation(a)	87,607	1,251,028
NV5 Global, Inc.(a)	84,012	1,919,674
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,316	947,318
P10 Inc	96,780	1,069,419
PACS Group Inc. (a)	13,990	597,093
PagerDuty, Inc.(a)	27,155	490,419
Pennant Group, Inc. (The)(a)	47,418	1,515,953
Perella Weinberg Partners	104,106	2,106,064
Pjt Partners, Inc., Class A	10,405	1,445,879
Primoris Services Corporation	38,727	2,425,085
Quanta Services, Inc.	3,274	987,537
Rexford Industrial Realty, Inc.	46,182	1,980,746
SentinelOne Inc(a)	38,685	997,686
Silicon Laboratories, Inc.(a)	26,724	2,775,554
Sitime Corporation(a)	9,879	1,669,650
Skechers U.S.A., Inc., Class A(a)	35,748	2,197,072
SPS Commerce, Inc. (a)	12,791	2,110,515
Texas Roadhouse, Inc.	10,504	2,007,524
TPG, Inc.	26,298	1,779,849
Tradeweb Markets, Inc., Class A	16,818	2,135,886
Trex Company, Inc. (a)	18,142	1,285,361
Ulta Beauty, Inc. (a)	4,281	1,579,603
United Rentals, Inc. (a)	1,755	1,426,464
Veritiv Holdings Company	14,731	1,609,951
WillScott Mobile Mini Holding(a)	36,501	1,209,643
WW Grainger, Inc.	1,627	1,804,717

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29% (continued)
United States — 86.27% (continued)
Yeti Holdings, Inc.(a)	46,734	$1,645,504
Zscaler, Inc.(a)	7,076	1,279,270
		120,401,074
Total Common Stocks (Cost $118,910,112)		137,172,269

	Shares	Fair Value
PREFERRED STOCKS — 0.45%
United States — 0.45%
Gusto Inc. Preferred Series E(a)(b)	20,595	$626,088

Total Preferred Stocks (Cost $625,992)		626,088

Total Investments — 98.74% (Cost $119,536,104)		137,798,357

Other Assets in Excess of Liabilities — 1.26%		1,759,297

NET ASSETS — 100.00%		$139,557,654

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

Sector Composition (October 31, 2024)
Technology	25.0%
Industrials	22.1%
Consumer Discretionary	15.7%
Financials	15.0%
Health Care	13.7%
Consumer Staples	3.8%
Real Estate	1.4%
Materials	0.9%
Communications	0.7%
Listed Private Equity Investments	0.4%
Other Assets in Excess of Liabilities	1.3%
Total	100%

Industry Composition (October 31, 2024)
Application Software	8.6%
IT Services	6.5%
Semiconductor Devices	5.4%
Industrial Wholesale & Rental	4.9%
Mass Merchants	4.6%
Electronics Components	4.2%
Electrical Components	3.8%
Specialty Apparel Stores	3.0%
Specialty & Generic Pharma	2.9%
Private Equity	2.8%
Semiconductor Mfg	2.3%
Investment Management	2.3%
Health Care Services	2.2%
Institutional Brokerage	2.2%
Flow Control Equipment	2.1%
Medical Equipment	1.8%
Health Care Facilities	1.8%
Wealth Management	1.8%
Infrastructure Software	1.7%
Food & Drug Stores	1.7%
Health Care Supplies	1.6%
Insurance Brokers & Services	1.4%
Other Machinery & Equipment	1.4%
Data & Transaction Processors	1.4%
Comml & Res Bldg Equipment & Sys	1.2%
Banks	1.1%
Online Marketplace	1.1%
Fabricated Metal & Hardware	1.0%
Infrastructure Construction	1.0%
Semiconductor Manufacturing	1.0%
Industrial Owners & Developers	1.0%
Life Science & Diagnostics	1.0%
Other Industries (each less than 1%)	17.9%
Other Assets in Excess of Liabilities	1.3%
Total	100%

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2024 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
ASSETS
Investments, at cost	$250,059,977	$139,308,931	$12,106,654	$38,778,503	$492,849,332
Investments, at value	$305,307,757	$153,926,107	$12,292,494	$44,810,580	$579,254,099
Cash held at custodian	1,582,765	238,952	43,797	-	1,630,294
Foreign currency at fair value (Cost $1,140,871, $75,239, $44, $91 and $5,584)	1,140,828	73,461	44	91	5,706
Receivable for investments sold	1,531,674	1,808,819	47,889	127,932	3,973,434
Receivable for Fund shares sold	17,775	48,770	-	60	124,225
Dividends and interest receivable	444,151	172,507	9,967	64,012	1,180,091
Prepaid distribution fees - investor class	1,451	-	-	-	-
Prepaid expenses and other assets	18,915	19,052	24,380	30,301	41,171
TOTAL ASSETS	310,045,316	156,287,668	12,418,571	45,032,976	586,208,259

LIABILITIES
Payable for investments purchased	612,816	1,073,935	60,088	-	708,802
Payable for Fund shares repurchased	122,868	71,935	-	-	35,768
Management fees payable	333,725	127,742	27,123	62,711	553,973
Distribution (12b-1) fees payable	-	-	-	-	7,946
Foreign Cap Gain Tax payable	1,068,316	51,754	23,068	103,319	504,688
Payable to related parties	36,864	42,059	6,310	15,324	81,088
Accrued expenses and other liabilities	133,881	38,435	58,098	25,194	36,340
TOTAL LIABILITIES	2,308,470	1,405,860	174,687	244,086	1,928,605
NET ASSETS	$307,736,846	$154,881,808	$12,243,884	$44,788,890	$584,279,654

NET ASSETS CONSISTS OF
Paid in capital	$248,515,909	$133,279,679	$13,789,945	$39,150,741	$497,539,656
Total distributable earnings (losses)	59,220,937	21,602,129	(1,546,061)	5,638,149	86,739,998
NET ASSETS	$307,736,846	$154,881,808	$12,243,884	$44,788,890	$584,279,654

PRICING OF SHARES:
Investor Class
Net Assets	$6,572,998	$-	$-	$-	$36,512,687
Shares of beneficial interest outstanding (a)	520,825	-	-	-	10,612,253
Net Asset Value, offering and redemption price per share	$12.62	$-	$-	$-	$3.44

Institutional Class
Net Assets	$301,163,848	$154,881,808	$12,243,884	$44,788,890	$547,766,967
Shares of beneficial interest outstanding (a)	23,554,174	9,281,361	1,511,580	3,119,004	154,992,176
Net Asset Value, offering and redemption price per share	$12.79	$16.69	$8.10	$14.36	$3.53

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2024 (Unaudited)

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
ASSETS
Investments, at cost	$149,461,105	$101,169,092	$365,971,713	$1,452,791,693	$119,536,104
Investments, at value	$187,570,455	$119,529,037	$425,929,934	$1,623,274,074	$137,798,357
Cash held at custodian	872,311	-	-	16,070,985	1,690,164
Foreign currency at fair value (Cost $126, $110,102, $571,403, $4,375,750 and $190)	730	110,507	571,403	4,363,368	190
Receivable for investments sold	318,323	2,144,253	2,531,008	11,423,917	139,810
Receivable for Fund shares sold	66,666	3,560	63,690	822,355	115,000
Dividends and interest receivable	306,280	204,524	1,120,573	3,108,749	4,683
Foreign Rec - FX Unrealized	-	-	5,906	-
Prepaid expenses and other assets	14,694	66,440	38,760	89,113	35,342
TOTAL ASSETS	189,149,459	122,058,321	430,255,368	1,659,158,467	139,783,546

LIABILITIES
Due to custodian	-	123,446	101,290	-	-
Payable for investments purchased	872,967	760,974	405,283	19,374,967	106,721
Payable for Fund shares repurchased	46,727	702,437	107,535	2,779,245	-
Management fees payable	156,654	68,055	450,237	624,017	78,481
Distribution (12b-1) fees payable	714	618	8,378	29,297	-
Payable to related parties	26,127	25,016	43,407	133,202	14,803
Foreign Cap Gain Tax payable	178,093	35,235	654,030	614,577	-
Foreign Rec - FX Unrealized	-	5,268	-	-
Accrued expenses and other liabilities	58,686	47,263	80,353	159,165	25,887
TOTAL LIABILITIES	1,339,968	1,763,044	1,855,781	23,714,470	225,892
NET ASSETS	$187,809,491	$120,295,277	$428,399,587	$1,635,443,997	$139,557,654

Composition of Net Assets:
Paid in capital	$142,337,337	$127,103,411	$366,908,114	$1,545,107,824	$145,081,895
Total distributable earnings (losses)	45,472,154	(6,808,134)	61,491,473	90,336,173	(5,524,241)
NET ASSETS	$187,809,491	$120,295,277	$428,399,587	$1,635,443,997	$139,557,654

PRICING OF SHARES
Investor Class
Net Assets	$19,122,827	$17,145,592	$17,502,063	$16,208,487	$-
Shares of beneficial interest outstanding (a)	1,174,913	1,084,415	5,380,021	970,733	-
Net Asset Value, offering and redemption price per share	$16.28	$15.81	$3.25	$16.70	$-

Institutional Class
Net Assets	$168,686,664	$103,149,685	$410,897,524	$1,619,235,510	$139,557,654
Shares of beneficial interest outstanding (a)	10,228,473	6,419,199	124,733,923	95,972,284	7,097,728
Net Asset Value, offering and redemption price per share	$16.49	$16.07	$3.29	$16.87	$19.66

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
October 31, 2024 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
INVESTMENT INCOME
Dividends	$6,270,001	$3,964,195	$141,841	$606,578	$7,482,478
Interest	136,298	52,789	2,905	3,765	136,248
Less: Foreign dividend withholding taxes	(502,937)	(112,804)	(13,178)	(54,606)	(530,910)
TOTAL INVESTMENT INCOME	5,903,362	3,904,180	131,568	555,737	7,087,816

EXPENSES
Investment advisor fees	2,237,111	752,048	68,781	344,186	3,648,484
Distribution and service fees - Investor Class	8,826	-	-	-	52,333
Custodian fees	166,243	40,878	20,587	27,023	85,064
Administrative fees	57,519	38,429	7,705	15,230	96,439
Registration fees	27,600	18,800	8,800	13,300	25,950
Transfer agent fees	23,354	18,365	407	14,442	14,561
Audit fees	33,889	28,096	23,853	24,347	30,139
Trustees fees and expenses	3,908	4,066	4,106	4,087	3,649
Chief compliance officer fees	4,586	4,638	523	4,632	6,871
Printing fees	6,285	224	1,414	1,797	8,730
Insurance expense	1,286	552	550	550	1,836
Legal fees	5,894	1,420	456	495	8,587
Other expenses	6,610	5,808	1,978	1,406	12,349
TOTAL EXPENSES	2,583,111	913,329	139,160	451,495	3,994,992

Less: Fees waived/reimbursed by the investment advisor	-	-	(60,984)	-	(99,559)
Plus: Recapture of fees previously waived	-	4,570	-	3,837	-
NET EXPENSES	2,583,111	917,899	78,176	455,332	3,895,433

NET INVESTMENT INCOME	3,320,251	2,986,281	53,392	100,405	3,192,383

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	102,727	5,318,388	267,030	1,943,942	(239,903)
Foreign currency transactions	(46,671)	(31,514)	(1,561)	3,097	21,611
Net realized gain (loss)	56,056	5,286,874	265,469	1,947,039	(218,292)
Net change in unrealized appreciation (depreciation) on:
Investments	3,358,767	6,208,676	442,458	1,194,743	7,626,835
Foreign currency translations	(37,442)	(10,144)	(227)	38	(20,495)
Net change in unrealized appreciation	3,321,325	6,198,532	442,231	1,194,781	7,606,340

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,377,381	11,485,406	707,700	3,141,820	7,388,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,697,632	$14,471,687	$761,092	$3,242,225	$10,580,431

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
October 31, 2024 (Unaudited)

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
INVESTMENT INCOME
Dividends	$2,594,233	$973,170	$7,919,515	$15,904,200	$454,607
Interest	44,819	16,037	105,235	469,468	49,736
Less: Foreign dividend withholding taxes	(188,062)	(83,966)	(677,137)	(1,677,855)	(520)
TOTAL INVESTMENT INCOME	2,450,990	905,241	7,347,613	14,695,813	503,823

EXPENSES
Investment advisor fees	1,116,028	532,452	3,139,803	6,742,283	496,761
Distribution and service fees - Investor Class	25,628	23,701	24,599	24,156	-
Custodian fees	67,403	48,278	89,542	211,084	13,629
Administrative fees	21,283	27,758	75,464	257,400	24,085
Transfer agent fees	511	23,227	22,702	43,213	13,701
Registration fees	23,450	34,025	23,875	28,500	18,375
Audit fees	41,116	37,454	42,652	44,547	20,617
Trustees fees and expenses	3,999	4,034	3,838	3,362	4,069
Printing fees	16,267	5,563	2,167	131,152	2,924
Legal fees	2,419	959	5,872	30,429	1,262
Chief compliance officer fees	4,613	4,621	4,643	4,467	4,626
Insurance expense	1,836	920	1,286	1,499	920
Other expenses	5,310	4,191	10,007	43,631	5,703
TOTAL EXPENSES	1,329,863	747,183	3,446,450	7,565,723	606,672

Less: Fees waived/reimbursed by the investment advisor	(36,685)	-	(7,886)	-	-
NET EXPENSES	1,293,178	747,183	3,438,564	7,565,723	606,672

NET INVESTMENT INCOME (LOSS)	1,157,812	158,058	3,909,049	7,130,090	(102,849)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	3,309,117	10,086,609	(5,413,115)	48,559,339	9,743,969
Foreign currency transactions	(13,965)	(26,229)	(36,387)	(429,204)	(1,055)
Net realized gain (loss) from:	3,295,152	10,060,380	(5,449,502)	48,130,135	9,742,914
Net change in unrealized appreciation (depreciation) on:
Investments	9,887,284	(4,284,012)	13,068,915	(41,959,666)	1,910,323
Foreign currency translations	(6,170)	1,083	(5,718)	(44,323)	(97)
Net change in unrealized appreciation (depreciation)	9,881,114	(4,282,929)	13,063,197	(42,003,989)	1,910,226

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	13,176,266	5,777,451	7,613,695	6,126,146	11,653,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,334,078	$5,935,509	$11,522,744	$13,256,236	$11,550,291

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$3,320,251	$2,987,279
Net realized gain	56,056	5,683,835
Net change in unrealized appreciation	3,321,325	2,952,975
Net increase in net assets resulting from operations	6,697,632	11,624,089

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(307,551)
Institutional Class	-	(15,936,503)
Net decrease in net assets from distributions	-	(16,244,054)

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Investor Class	106,830	130,592
Institutional Class	5,312,043	51,217,262

Distributions reinvested:
Investor Class	-	289,662
Institutional Class	-	15,045,772

Redemption fees:
Investor Class	-	55
Institutional Class	5,616	8,668

Cost of shares redeemed:
Investor Class	(922,136)	(1,836,182)
Institutional Class	(50,044,508)	(139,293,803)
Net decrease from capital shares transactions	(45,542,155)	(74,437,974)

NET DECREASE IN NET ASSETS	(38,844,523)	(79,057,939)

NET ASSETS
Beginning of Period/Year	346,581,369	425,639,308
End of Period/Year	$307,736,846	$346,581,369

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	8,483	10,282
Issued to shareholders in reinvestment of distributions	-	23,025
Redeemed	(72,651)	(144,968)
Net decrease in share transactions	(64,168)	(111,661)

Institutional Class
Issued	413,607	3,984,097
Issued to shareholders in reinvestment of distributions	-	1,182,844
Redeemed	(3,907,564)	(10,882,022)
Net decrease in share transactions	(3,493,957)	(5,715,081)

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$2,986,281	$3,140,123
Net realized gain	5,286,874	10,502,520
Net change in unrealized appreciation	6,198,532	6,764,581
Net increase in net assets resulting from operations	14,471,687	20,407,224

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	-	(2,725,193)
Net decrease in net assets from distributions	-	(2,725,193)

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Institutional Class	13,361,237	38,932,301

Distributions reinvested:
Institutional Class	-	2,697,004

Redemption fees:
Institutional Class	826	7,235

Cost of shares redeemed:
Institutional Class	(14,615,199)	(35,060,959)
Net increase (decrease) from capital shares transactions	(1,253,136)	6,575,581

NET INCREASE IN NET ASSETS	13,218,551	24,257,612

NET ASSETS
Beginning of Period/Year	141,663,257	117,405,645
End of Period/Year	$154,881,808	$141,663,257

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	822,475	2,781,445
Issued to shareholders in reinvestment of distributions	-	184,980
Redeemed	(911,388)	(2,450,862)
Net increase (decrease) in share transactions	(88,913)	515,563

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$53,392	$51,108
Net realized gain (loss)	265,469	(461,342)
Net change in unrealized appreciation	442,231	894,245
Net increase in net assets resulting from operations	761,092	484,011

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	-	(79,438)
Net decrease in net assets from distributions	-	(79,438)

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Institutional Class	58,399	473,086

Distributions reinvested:
Institutional Class	-	76,664

Redemption fees:
Institutional Class	12	41

Cost of shares redeemed:
Institutional Class	(469,842)	(1,504,003)
Net decrease from capital shares transactions	(411,431)	(954,212)

NET INCREASE (DECREASE) IN NET ASSETS	349,661	(549,639)

NET ASSETS
Beginning of Period/Year	11,894,223	12,443,862
End of Period/Year	$12,243,884	$11,894,223

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	7,304	58,585
Issued to shareholders in reinvestment of distributions	-	9,741
Redeemed	(58,197)	(197,704)
Net decrease in share transactions	(50,893)	(129,378)

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$100,405	$96,055
Net realized gain	1,947,039	474,309
Net change in unrealized appreciation	1,194,781	2,427,048
Net increase in net assets resulting from operations	3,242,225	2,997,412

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Institutional Class	454,901	2,414,971

Redemption fees:
Institutional Class	20	148

Cost of shares redeemed:
Institutional Class	(3,214,927)	(6,337,562)
Net decrease from capital shares transactions	(2,760,006)	(3,922,443)

NET INCREASE (DECREASE) IN NET ASSETS	482,219	(925,031)

NET ASSETS
Beginning of Period/Year	44,306,671	45,231,702
End of Period/Year	$44,788,890	$44,306,671

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	32,154	217,591
Redeemed	(228,497)	(537,580)
Net decrease in share transactions	(196,343)	(319,989)

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$3,192,383	$3,501,505
Net realized gain (loss)	(218,292)	32,661,888
Net change in unrealized appreciation (depreciation)	7,606,340	(40,890,282)
Net increase (decrease) in net assets resulting from operations	10,580,431	(4,726,889)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(240,600)
Institutional Class	-	(4,110,106)
Net decrease in net assets from distributions	-	(4,350,706)

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Investor Class	983,443	3,775,154
Institutional Class	73,816,729	46,896,007

Distributions reinvested:
Investor Class	-	239,488
Institutional Class	-	3,696,674

Redemption fees:
Investor Class	573	3,216
Institutional Class	16	5,813

Cost of shares redeemed:
Investor Class	(9,285,352)	(31,883,146)
Institutional Class	(58,398,501)	(123,286,257)
Net increase (decrease) from capital shares transactions	7,116,908	(100,553,051)

NET INCREASE (DECREASE) IN NET ASSETS	17,697,339	(109,630,646)

NET ASSETS
Beginning of Period/Year	566,582,315	676,212,961
End of Period/Year	$584,279,654	$566,582,315

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	280,446	1,103,292
Issued to shareholders in reinvestment of distributions	-	65,975
Redeemed	(2,639,958)	(9,369,243)
Net decrease in share transactions	(2,359,512)	(8,199,976)

Institutional Class
Issued	19,776,641	13,503,420
Issued to shareholders in reinvestment of distributions	-	993,730
Redeemed	(16,170,810)	(35,104,671)
Net increase (decrease) in share transactions	3,605,831	(20,607,521)

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$1,157,812	$1,015,071
Net realized gain	3,295,152	14,827,395
Net change in appreciation (depreciation)	9,881,114	(6,940,733)
Net increase in net assets resulting from operations	14,334,078	8,901,733

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(34,521)
Institutional Class	-	(802,719)
Net decrease in net assets from distributions	-	(837,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares:
Investor Class	600,820	1,904,687
Institutional Class	12,201,746	27,488,195

Distributions reinvested:
Investor Class	-	24,470
Institutional Class	-	733,778

Redemption fees:
Investor Class	374	91
Institutional Class	574	2,279

Cost of shares redeemed:
Investor Class	(3,660,472)	(9,275,472)
Institutional Class	(44,113,957)	(85,536,640)
Net decrease from capital shares transactions	(34,970,915)	(64,658,612)

NET DECREASE IN NET ASSETS	(20,636,837)	(56,594,119)

NET ASSETS
Beginning of Period/Year	208,446,328	265,040,447
End of Period/Year	$187,809,491	$208,446,328

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	37,447	127,748
Issued to shareholders in reinvestment of distributions	-	2,188
Redeemed	(228,895)	(635,922)
Net decrease in share transactions	(191,448)	(505,986)

Institutional Class
Issued	752,054	1,813,077
Issued to shareholders in reinvestment of distributions	-	46,092
Redeemed	(2,738,166)	(5,675,086)
Net decrease in share transactions	(1,986,112)	(3,815,917)

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$158,058	$397,471
Net realized gain	10,060,380	4,696,195
Net change in unrealized appreciation (depreciation)	(4,282,929)	4,112,753
Net increase in net assets resulting from operations	5,935,509	9,206,419

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(27,755)
Institutional Class	-	(545,737)
Net decrease in net assets from distributions	-	(573,492)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	314,964	1,524,246
Institutional Class	1,560,235	13,623,611

Distributions reinvested:
Investor Class	-	27,674
Institutional Class	-	507,153

Redemption fees:
Investor Class	22	599
Institutional Class	5	28,025

Cost of shares redeemed:
Investor Class	(3,198,224)	(14,477,178)
Institutional Class	(18,606,012)	(74,192,892)
Net decrease from capital shares transactions	(19,929,010)	(72,958,762)

NET DECREASE IN NET ASSETS	(13,993,501)	(64,325,835)

NET ASSETS
Beginning of Period/Year	134,288,778	198,614,613
End of Period/Year	$120,295,277	$134,288,778

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	19,694	102,854
Issued to shareholders in reinvestment of distributions	-	1,728
Redeemed	(199,066)	(961,228)
Net decrease in share transactions	(179,372)	(856,646)

Institutional Class
Issued	96,195	928,439
Issued to shareholders in reinvestment of distributions	-	31,228
Redeemed	(1,143,542)	(4,927,810)
Net decrease in share transactions	(1,047,347)	(3,968,143)

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$3,909,049	$4,023,025
Net realized gain (loss)	(5,449,502)	23,396,713
Net change in unrealized appreciation (depreciation)	13,063,197	(51,271,198)
Net increase (decrease) in net assets resulting from operations	11,522,744	(23,851,460)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(150,979)
Institutional Class	-	(5,036,500)
Net decrease in net assets from distributions	-	(5,187,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	1,486,103	2,751,565
Institutional Class	16,423,582	36,177,464

Distributions reinvested:
Investor Class	-	147,062
Institutional Class	-	4,783,119

Redemption fees:
Investor Class	84	677
Institutional Class	12,136	1,836

Cost of shares redeemed:
Investor Class	(4,604,076)	(10,657,882)
Institutional Class	(99,174,555)	(134,556,586)
Net decrease from capital shares transactions	(85,856,726)	(101,352,745)

NET DECREASE IN NET ASSETS	(74,333,982)	(130,391,684)

NET ASSETS
Beginning of Period/Year	502,733,569	633,125,253
End of Period/Year	$428,399,587	$502,733,569

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	448,694	822,581
Issued to shareholders in reinvestment of distributions	-	43,127
Redeemed	(1,385,265)	(3,272,373)
Net decrease in share transactions	(936,571)	(2,406,665)

Institutional Class
Issued	4,921,688	10,997,776
Issued to shareholders in reinvestment of distributions	-	1,390,442
Redeemed	(29,577,645)	(40,857,316)
Net decrease in share transactions	(24,655,957)	(28,469,098)

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$7,130,090	$11,526,270
Net realized gain (loss)	48,130,135	(52,293,774)
Net change in unrealized appreciation (depreciation)	(42,003,989)	40,248,382
Net increase (decrease) in net assets resulting from operations	13,256,236	(519,122)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(142,651)
Institutional Class	-	(13,208,019)
Net decrease in net assets from distributions	-	(13,350,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	458,782	1,264,021
Institutional Class	220,507,363	386,421,995

Distributions reinvested:
Investor Class	-	142,588
Institutional Class	-	12,538,889

Redemption fees:
Investor Class	3	394
Institutional Class	2,888	5,346

Cost of shares redeemed:
Investor Class	(4,986,546)	(11,974,978)
Institutional Class	(169,064,973)	(528,225,211)
Net increase (decrease) from capital shares transactions	46,917,517	(139,826,956)

NET INCREASE (DECREASE) IN NET ASSETS	60,173,753	(153,696,748)

NET ASSETS
Beginning of Period/Year	1,575,270,244	1,728,966,992
End of Period/Year	$1,635,443,997	$1,575,270,244

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	26,508	76,655
Issued to shareholders in reinvestment of distributions	-	8,209
Redeemed	(287,787)	(734,508)
Net decrease in share transactions	(261,279)	(649,644)

Institutional Class
Issued	12,680,531	23,570,745
Issued to shareholders in reinvestment of distributions	-	715,690
Redeemed	(9,724,383)	(33,126,239)
Net increase (decrease) in share transactions	2,956,148	(8,839,804)

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
	(Unaudited)
OPERATIONS
Net investment loss	$(102,849)	$(75,669)
Net realized gain (loss)	9,742,914	(1,636,595)
Net change in unrealized appreciation	1,910,226	16,495,415
Net increase in net assets resulting from operations	11,550,291	14,783,151

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	13,239,457	36,667,542

Redemption fees:
Institutional Class	29	1,089

Cost of shares redeemed:
Institutional Class	(11,862,623)	(29,279,999)
Net increase from capital shares transactions	1,376,863	7,388,632

NET INCREASE IN NET ASSETS	12,927,154	22,171,783

NET ASSETS
Beginning of Period/Year	126,630,500	104,458,717
End of Period/Year	$139,557,654	$126,630,500

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	694,112	2,118,398
Redeemed	(630,574)	(1,724,276)
Net increase in share transactions	63,538	394,122

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021		Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$12.40		$12.58		$13.21	$17.70	$11.07		$11.82

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.06		0.06	(0.01)	(0.08)		0.01
Net realized and unrealized gain/(loss) on investments	0.11		0.25		(0.67)	(2.48)	6.71		(0.75)
Total income/(loss) from investment operations	0.22		0.31		(0.61)	(2.49)	6.63		(0.74)

DISTRIBUTIONS
From net investment income	-		(0.02)		(0.02)	-	(0.00	)(b)	(0.01)
From net realized gain on investments	-		(0.47)		-	(2.00)	-		-
Total distributions	-		(0.49)		(0.02)	(2.00)	(0.00	)(b)	(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	-		0.00	(b)	0.00 (b)	-	0.00	(b)	-

NET ASSET VALUE, END OF PERIOD/YEAR	$12.62		$12.40		$12.58	$13.21	$17.70		$11.07

TOTAL RETURN(c)	1.77	%(e)	2.38	%(d)	(4.62)%	(16.01)%	59.92%		(6.29)%

Net assets, at end of period/year (000s)	$6,573		$7,253		$8,767	$10,846	$15,011		$10,056

Expenses (excluding fees waived/reimbursed by investment advisor)	1.80	%(f)	1.83%		1.70%	1.76%	1.75%		1.76%
Expenses (including fees waived/reimbursed by investment advisor)	1.80	%(f)	1.81%		1.68%	1.63%	1.68%		1.74%

Net investment income/(loss)	1.76	%(f)	0.48%		0.45%	(0.09)%	(0.50)%		0.09%

PORTFOLIO TURNOVER RATE	15	%(e)	38%		32%	31%	35%		24%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$12.55		$12.72		$13.35	$17.83	$11.14	$11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.09		0.08	0.03	(0.04)	0.04
Net realized and unrealized gain/(loss) on investments	0.11		0.25		(0.67)	(2.51)	6.76	(0.75)
Total income/(loss) from investment operations	0.24		0.35		(0.59)	(2.48)	6.72	(0.71)

DISTRIBUTIONS
From net investment income	-		(0.04)		(0.04)	-	(0.01)	(0.03)
From net realized gain on investments	-		(0.47)		-	(2.00)	(0.02)	-
Total distributions	-		(0.51)		(0.04)	(2.00)	(0.03)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$12.79		$12.55		$12.72	$13.35	$17.83	$11.14

TOTAL RETURN(c)	1.91	%(e)	2.66	%(d)	(4.42)%	(15.82)%	60.30%	(6.03)%

Net assets, at end of period/year (000s)	$301,164		$339,328		$416,872	$485,230	$623,538	$389,373

Expenses (excluding fees waived/reimbursed by investment advisor)	1.55	%(f)	1.58%		1.51%	1.52%	1.52%	1.53%
Expenses (including fees waived/reimbursed by investment advisor)	1.55	%(f)	1.56%		1.48%	1.39%	1.45%	1.51%

Net investment income/(loss)	2.01	%(f)	0.73%		0.66%	0.15%	(0.27)%	0.29%

PORTFOLIO TURNOVER RATE	15	%(e)	38%		32%	31%	35%	24%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Period Ended April 30, 2020(a)
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.12		$13.26	$13.60	$15.41	$8.78	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.32		0.34	0.30	0.20	0.25	0.06
Net realized and unrealized gain/(loss) on investments	1.25		1.81	(0.26)	(1.12)	6.61	(1.25)
Total income/(loss) from investment operations	1.57		2.15	0.04	(0.92)	6.86	(1.19)

DISTRIBUTIONS
From net investment income	-		(0.29)	(0.29)	(0.14)	(0.23)	(0.01)
From net realized gain on investments	-		-	(0.09)	(0.75)	-	(0.02)
Total distributions	-		(0.29)	(0.38)	(0.89)	(0.23)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.69		$15.12	$13.26	$13.60	$15.41	$8.78

TOTAL RETURN(d)	10.38	%(e)	16.28%	0.42%	(6.51)%	78.51%	(11.96	)%(e)

Net assets, at end of period/year (000s)	$154,882		$141,663	$117,406	$106,129	$49,403	$8,861

Expenses (excluding fees waived/reimbursed/recaptured by investment advisor)	1.21	%(f)(h)	1.25%	1.35%	1.40%	1.87%	4.69	%(f)(g)
Expenses (including fees waived/reimbursed/recaptured by investment advisor)	1.21	%(f)(i)	1.35%	1.35%	1.35%	1.35%	1.35	%(f)(g)

Net investment income	3.97	%(f)	2.42%	2.29%	1.33%	1.91%	1.05	%(f)

PORTFOLIO TURNOVER RATE	30	%(e)	51%	81%	50%	54%	34	%(e)

(a)	The Fund commenced on September 17, 2019 and reorganized into the Trust on October 20, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.
(g)	Expense ratios during startup periods may not be representative of longer term operating periods.
(h)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the Adviser.
(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the Adviser.

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$7.61		$7.36	$7.80	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.03		0.03	0.02	(0.01)
Net realized and unrealized loss on investments	0.46		0.27	(0.44)	(2.19)
Total loss from investment operations	0.49		0.30	(0.42)	(2.20)

DISTRIBUTIONS
From net investment income	-		(0.05)	(0.02)	-
Total distributions	-		(0.05)	(0.02)	-

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$8.10		$7.61	$7.36	$7.80

TOTAL RETURN(d)	6.44	%(e)	4.05%	(5.40)%	(22.00	)%(e)

Net assets, at end of period/year (000s)	$12,244		$11,894	$12,444	$9,461

Expenses (excluding fees waived/reimbursed by investment advisor)	2.23	%(f)	3.14%	3.97%	2.45	%(f)(g)
Expenses (including fees waived/reimbursed by investment advisor)	1.25	%(f)	1.25%	1.25%	1.25	%(f)(g)

Net investment income/(loss)	0.85	%(f)	0.42%	0.29%	(0.16	)%(f)

PORTFOLIO TURNOVER RATE	24	%(e)	43%	38%	8	%(e)

(a)	The Fund commenced on December 16, 2021 and reorganized into the Trust on October 20, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.
(g)	Expense ratios during startup periods may not be representative of longer term operating periods.

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$13.36		$12.44	$13.49	$20.65	$11.05	$11.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.03	0.02	(0.09)	(0.10)	0.01
Net realized and unrealized gain/(loss) on investments	0.97		0.89	(1.07)	(4.24)	11.17	(0.19)
Total income/(loss) from investment operations	1.00		0.92	(1.05)	(4.33)	11.07	(0.18)

DISTRIBUTIONS
From net investment income	-		-	-	-	(0.14)	(0.03)
From net realized gain on investments	-		-	-	(2.83)	(1.33)	(0.05)
Total distributions	-		-	-	(2.83)	(1.47)	(0.08)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	-	0.00 (b)

NET ASSET VALUE, END OF PERIOD/YEAR	$14.36		$13.36	$12.44	$13.49	$20.65	$11.05

TOTAL RETURN(c)	7.49	%(d)	7.40%	(7.78)%	(24.25)%	102.43%	(1.62)%

Net assets, at end of period/year (000s)	$44,789		$44,307	$45,232	$53,175	$70,375	$29,634

Expenses (excluding fees waived/reimbursed by investment advisor)	1.98	%(e)(f)	2.01%	1.85%	1.94%	2.02%	2.06%
Expenses (including fees waived/reimbursed by investment advisor)	2.00	%(e)(g)	2.00%	1.85%	1.94%	2.00%	2.00%

Net investment income/(loss)	0.44	%(e)	0.22%	0.13%	(0.50)%	(0.62)%	0.09%

PORTFOLIO TURNOVER RATE	16	%(d)	34%	37%	36%	36%	33%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.
(f)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the Adviser.
(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the Adviser.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021		Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.37		$3.42	$3.70	$5.51	$3.24		$3.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.05	0.01	(0.01)	(0.02)		(0.01	)(b)
Net realized and unrealized gain/(loss) on investments	0.05		(0.08)	(0.23)	(0.82)	2.66		(0.03)
Total income/(loss) from investment operations	0.07		(0.03)	(0.22)	(0.83)	2.64		(0.04)

DISTRIBUTIONS
From net investment income	-		(0.02)	-	-	(0.00	)(c)	-
From net realized gain on investments	-		-	(0.06)	(0.98)	(0.37)		(0.20)
Total distributions	-		(0.02)	(0.06)	(0.98)	(0.37)		(0.20)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.44		$3.37	$3.42	$3.70	$5.51		$3.24

TOTAL RETURN(d)	2.08	%(e)	(1.03)%	(5.99)%	(19.49)%	82.94%		(1.73)%

Net assets, at end of period/year (000s)	$36,513		$43,680	$72,420	$92,173	$131,739		$92,843

Expenses (excluding fees waived/reimbursed by investment advisor)	1.60	%(f)	1.63%	1.60%	1.57%	1.60%		1.61%
Expenses (including fees waived/reimbursed by investment advisor)	1.57	%(f)	1.58%	1.54%	1.45%	1.51%		1.57%

Net investment income/(loss)	0.85	%(f)	0.23%	0.21%	(0.14)%	(0.34)%		(0.17)%

PORTFOLIO TURNOVER RATE	22	%(e)	36%	28%	33%	47%		41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.45		$3.51	$3.79	$5.61	$3.29	$3.52

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02		0.02	0.02	0.00	0.00	0.00
Net realized and unrealized gain/(loss) on investments	0.06		(0.05)	(0.24)	(0.84)	2.70	(0.03)
Total income/(loss) from investment operations	0.08		(0.03)	(0.22)	(0.84)	2.70	(0.03)

DISTRIBUTIONS
From net investment income	-		(0.03)	(0.00)	(0.00)	(0.01)	-
From net realized gain on investments	-		-	(0.06)	(0.98)	(0.37)	(0.20)
Total distributions	-		(0.03)	(0.06)	(0.98)	(0.37)	(0.20)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.53		$3.45	$3.51	$3.79	$5.61	$3.29

TOTAL RETURN(c)	2.32	%(d)	(1.01)%	(5.74)%	(19.30)%	83.44%	(1.42)%

Net assets, at end of period/year (000s)	$547,767		$522,903	$603,793	$679,987	$889,823	$470,142

Expenses (excluding fees waived/reimbursed by investment advisor)	1.35	%(e)	1.38%	1.36%	1.34%	1.35%	1.37%
Expenses (including fees waived/reimbursed by investment advisor)	1.32	%(e)	1.33%	1.30%	1.22%	1.27%	1.33%

Net investment income/(loss)	1.10	%(e)	0.48%	0.44%	0.09%	(0.08)%	0.05%

PORTFOLIO TURNOVER RATE	22	%(d)	36%	28%	33%	47%	41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.18		$14.65	$16.01	$23.16	$14.12	$14.98

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.03	0.02	(0.07)	(0.07)	(0.01	)(b)
Net realized and unrealized gain/(loss) on investments	1.02		0.52	(1.38)	(3.77)	10.79	(0.44)
Total income/(loss) from investment operations	1.10		0.55	(1.36)	(3.84)	10.72	(0.45)

DISTRIBUTIONS
From net investment income	-		(0.02)	-	-	(0.01)	-
From net realized gain on investments	-		-	-	(3.31)	(1.67)	(0.41)
Total distributions	-		(0.02)	-	(3.31)	(1.68)	(0.41)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.28		$15.18	$14.65	$16.01	$23.16	$14.12

TOTAL RETURN(d)	7.25	%(e)	3.77%	(8.49)%	(20.17)%	77.38%	(3.31)%

Net assets, at end of period/year (000s)	$19,123		$20,747	$27,427	$33,459	$59,164	$40,307

Expenses (excluding fees waived/reimbursed by investment advisor)	1.54	%(f)	1.55%	1.49%	1.49%	1.52%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.50	%(f)	1.50%	1.49%	1.48%	1.52%	1.52%

Net investment income/(loss)	0.94	%(f)	0.22%	0.16%	(0.32)%	(0.38)%	(0.04)%

PORTFOLIO TURNOVER RATE	26	%(e)	41%	42%	42%	41%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.37		$14.82	$16.17	$23.31	$14.19	$15.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.07	0.06	(0.02)	(0.03)	0.03
Net realized and unrealized gain/(loss) on investments	1.02		0.54	(1.40)	(3.81)	10.86	(0.45)
Total income/(loss) from investment operations	1.12		0.61	(1.34)	(3.83)	10.83	(0.42)

DISTRIBUTIONS
From net investment income	-		(0.06)	(0.01)	-	(0.04)	(0.02)
From net realized gain on investments	-		-	-	(3.31)	(1.67)	(0.41)
Total distributions	-		(0.06)	(0.01)	(3.31)	(1.71)	(0.43)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.49		$15.37	$14.82	$16.17	$23.31	$14.19

TOTAL RETURN(c)	7.29	%(d)	4.11%	(8.30)%	(19.99)%	77.81%	(3.09)%

Net assets, at end of period/year (000s)	$168,687		$187,699	$237,614	$287,502	$317,828	$200,988

Expenses (excluding fees waived/reimbursed by investment advisor)	1.29	%(e)	1.30%	1.26%	1.25%	1.27%	1.27%
Expenses (including fees waived/reimbursed by investment advisor)	1.25	%(e)	1.25%	1.25%	1.24%	1.27%	1.27%

Net investment income/(loss)	1.16	%(e)	0.47%	0.40%	(0.09)%	(0.14)%	0.21%

PORTFOLIO TURNOVER RATE	26	%(d)	41%	42%	42%	41%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.19		$14.47	$16.51	$23.26	$14.26	$14.83

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.00	(c)	0.01	(0.01)	(0.06)	(0.04)	(0.01	)(b)
Net realized and unrealized gain/(loss) on investments	0.62		0.73	(2.03)	(4.21)	9.72	0.31
Total income/(loss) from investment operations	0.62		0.74	(2.04)	(4.27)	9.68	(0.32)

DISTRIBUTIONS
From net investment income	-		(0.02)	-	-	-	(0.00	)(c)
From net realized gain on investments	-		-	-	(2.48)	(0.68)	(0.25)
Total distributions	-		(0.02)	-	(2.48)	(0.68)	(0.25)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$15.81		$15.19	$14.47	$16.51	$23.26	$14.26

TOTAL RETURN(d)	4.08	%(d)	5.09%	(12.36)%	(21.45)%	68.36%	(2.22)%

Net assets, at end of period/year (000s)	$17,146		$19,194	$30,682	$51,984	$103,891	$85,310

Expenses (excluding fees waived/reimbursed by investment advisor)	1.34	%(e)	1.27%	1.21%	1.17%	1.21%	1.24%
Expenses (including fees waived/reimbursed by investment advisor)	1.34	%(e)	1.27%	1.21%	1.17%	1.21%	1.24%

Net investment income/(loss)	0.03	%(e)	0.03%	(0.06)%	(0.24)%	(0.23)%	(0.10)%

PORTFOLIO TURNOVER RATE	35	%(d)	55%	32%	49%	50%	50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.41		$14.69	$16.74	$23.50		$14.37	$14.93

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.04	0.03	(0.00	)(b)	0.01	0.03
Net realized and unrealized gain/(loss) on investments	0.64		0.74	(2.05)	(4.28)		9.80	(0.31)
Total income/(loss) from investment operations	0.66		0.78	(2.02)	(4.28)		9.81	(0.28)

DISTRIBUTIONS
From net investment income	-		(0.06)	(0.03)	-		-	(0.03)
From net realized gain on investments	-		-	-	(2.48)		(0.68)	(0.25)
Total distributions	-		(0.06)	(0.03)	(2.48)		(0.68)	(0.28)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.07		$15.41	$14.69	$16.74		$23.50	$14.37

TOTAL RETURN(c)	4.28	%(d)	5.31%	(12.09)%	(21.26)%		68.74%	(2.05)%

Net assets, at end of period/year (000s)	$103,150		$115,095	$167,932	$285,539		$263,711	$119,600

Expenses (excluding fees waived/reimbursed by investment advisor)	1.09	%(e)	1.03%	0.94%	0.93%		0.96%	0.99%
Expenses (including fees waived/reimbursed by investment advisor)	1.09	%(e)	1.03%	0.94%	0.93%		0.96%	0.99%

Net investment income/(loss)	0.27	%(e)	0.28%	0.21%	(0.01)%		0.06%	0.17%

PORTFOLIO TURNOVER RATE	35	%(d)	55%	32%	49%		50%	50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.19		$3.36	$3.57		$5.17	$3.04	$3.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.01	0.01		(0.01)	(0.01)	0.00	(b)
Net realized and unrealized gain/(loss) on investments	0.04		(0.16)	(0.22)		(0.94)	2.30	(0.18)
Total income/(loss) from investment operations	0.06		(0.15)	(0.21)		(0.95)	2.29	(0.18)

DISTRIBUTIONS
From net investment income	-		(0.01)	(0.00	)(b)	-	(0.01)	(0.00	)(b)
From net realized gain on investments	-		(0.01)	-		(0.65)	(0.15)	(0.12)
Total distributions	-		(0.02)	(0.00	)(b)	(0.65)	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.25		$3.19	$3.36		$3.57	$5.17	$3.04

TOTAL RETURN(c)	1.88	%(d)	(4.45)%	(5.85)%		(21.60)%	75.87%	(5.79)%

Net assets, at end of period/year (000s)	$17,502		$20,177	$29,277		$40,835	$69,041	$41,351

Expenses (excluding fees waived/reimbursed by investment advisor)	1.61	%(e)	1.64%	1.60%		1.60%	1.60%	1.61%
Expenses (including fees waived/reimbursed by investment advisor)	1.61	%(e)	1.61%	1.55%		1.48%	1.53%	1.58%

Net investment income/(loss)	1.32	%(e)	0.46%	0.29%		(0.24)%	(0.27)%	0.01%

PORTFOLIO TURNOVER RATE	15	%(d)	30%	28%		26%	36%	27%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.23		$3.40		$3.61	$5.21		$3.06		$3.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.03		0.02	(0.00	)(b)	(0.00	)(b)	0.01
Net realized and unrealized gain/(loss) on investments	0.03		(0.17)		(0.22)	(0.95)		2.31		(0.18)
Total income/(loss) from investment operations	0.06		(0.14)		(0.20)	(0.95)		2.31		(0.17)

DISTRIBUTIONS
From net investment income	-		(0.02)		(0.01)	(0.00	)(b)	(0.01)		(0.01)
From net realized gain on investments	-		(0.01)		-	(0.65)		(0.15)		(0.12)
Total distributions	-		(0.03)		(0.01)	(0.65)		(0.16)		(0.13)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00		0.00	0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.29		$3.23		$3.40	$3.61		$5.21		$3.06

TOTAL RETURN(c)	1.86	%(d)	(4.14	)%(d)	(5.61)%	(21.38)%		76.29%		(5.60)%

Net assets, at end of period/year (000s)	$410,898		$482,557		$603,848	$657,165		$904,059		$473,820

Expenses (excluding fees waived/reimbursed by investment advisor)	1.36	%(e)	1.39%		1.36%	1.35%		1.36%		1.37%
Expenses (including fees waived/reimbursed by investment advisor)	1.36	%(e)	1.36%		1.31%	1.23%		1.28%		1.34%

Net investment income/(loss)	1.57	%(e)	0.71%		0.51%	(0.01)%		(0.02)%		0.24%

PORTFOLIO TURNOVER RATE	15	%(d)	30%		28%	26%		36%		27%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021		Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$16.56		$16.51	$17.91	$24.05	$14.40		$14.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.08	0.05	(0.03)	(0.00	)(b)	0.01
Net realized and unrealized gain/(loss) on investments	0.08		0.07	(1.44)	(3.93)	9.70		(0.29)
Total income/(loss) from investment operations	0.14		0.15	(1.39)	(3.96)	9.70		(0.28)

DISTRIBUTIONS
From net investment income	-		(0.10)	(0.01)	-	-		(0.02)
From net realized gain on investments	-		-	-	(2.18)	(0.05)		-
Total distributions	-		(0.10)	(0.01)	(2.18)	(0.05)		(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.70		$16.56	$16.51	$17.91	$9.65		$14.40

TOTAL RETURN(c)	0.85	%(d)	0.86%	(7.73)%	(19.07)%	67.36%		(1.91)%

Net assets, at end of period/year (000s)	$16,208		$20,407	$31,075	$51,250	$67,688		$82,289

Expenses (excluding fees waived/reimbursed by investment advisor)	1.15	%(e)	1.17%	1.15%	1.14%	1.15%		1.17%
Expenses (including fees waived/reimbursed by investment advisor)	1.15	%(e)	1.17%	1.15%	1.14%	1.15%		1.17%

Net investment income/(loss)	0.68	%(e)	0.51%	0.32%	(0.13)%	(0.01)%		0.04%

PORTFOLIO TURNOVER RATE	27	%(d)	54%	32%	43%	33%		32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$16.72		$16.67	$18.06	$24.19		$14.46	$14.74

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.07		0.12	0.09	0.03		0.06	0.05
Net realized and unrealized gain/(loss) on investments	0.08		0.08	(1.44)	(3.98)		9.75	(0.29)
Total income/(loss) from investment operations	0.15		0.20	(1.35)	(3.95)		9.81	(0.24)

DISTRIBUTIONS
From net investment income	-		(0.15)	(0.04)	(0.00	)(b)	(0.03)	(0.04)
From net realized gain on investments	-		-	-	(2.18)		(0.05)	-
Total distributions	-		(0.15)	(0.04)	(2.18)		(0.08)	(0.04)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.87		$16.72	$16.67	$18.06		$9.73	$14.46

TOTAL RETURN(c)	0.90	%(d)	1.13%	(7.45)%	(18.90)%		67.84%	(1.63)%

Net assets, at end of period/year (000s)	$1,619,236		$1,554,863	$1,697,892	$1,583,122		$1,966,043	$870,916

Expenses (excluding fees waived/reimbursed by investment advisor)	0.89	%(e)	0.92%	0.90%	0.89%		0.90%	0.92%
Expenses (including fees waived/reimbursed by investment advisor)	0.89	%(e)	0.92%	0.90%	0.89%		0.90%	0.92%

Net investment income	0.85	%(e)	0.72%	0.55%	0.13%		0.31%	0.32%

PORTFOLIO TURNOVER RATE	27	%(d)	54%	32%	43%		33%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

Investor Class	Six Months Ended October 31, 2024		Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022	Year Ended April 30, 2021	Period Ended April 30, 2020(a)
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$18.00		$15.73	$17.65		$22.71	$13.15	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.01)		(0.01)	(0.01)		(0.03)	(0.06)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.67		2.28	(1.91)		(4.62)	9.73	3.16
Total income/(loss) from investment operations	1.66		2.27	(1.92)		(4.65)	9.67	3.15

DISTRIBUTIONS
From net investment income	-		-	(0.00	)(c)	-	-	-
From net realized gain on investments	-		-	-		(0.42)	(0.11)	-
Total distributions	-		-	(0.00	)(c)	(0.42)	(0.11)	-

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(c)	0.00 (c)	0.00	(c)	0.01	0.00 (c)	0.00	(c)

NET ASSET VALUE, END OF PERIOD/YEAR	$19.66		$18.00	$15.73		$17.65	$9.56	$13.15

TOTAL RETURN(d)	9.22	%(e)	14.43%	(10.87)%		(20.93)%	73.67%	31.50	%(e)

Net assets, at end of period/year (000s)	$139,558		$126,631	$104,459		$131,534	$126,106	$9,421

Expenses (excluding fees waived/reimbursed by investment advisor)	0.92	%(f)	0.90%	0.90%		0.91%	1.11%	6.23	%(f)(g)
Expenses (including fees waived/reimbursed by investment advisor)	0.92	%(f)	0.90%	0.90%		0.91%	1.00%	1.00	%(f)(g)

Net investment income/(loss)	(0.16	)%(f)	(0.06)%	(0.07)%		(0.14)%	0.30%	(0.53	)%(f)

PORTFOLIO TURNOVER RATE	44	%(e)	60%	56%		31%	24%	2	%(e)

(a)	The Fund commenced on March 19, 2020 and reorganized into the Trust on October 20, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.
(g)	Expense ratios during startup periods may not be representative of longer term operating periods.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

1.	ORGANIZATION

The Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund are diversified series of shares of beneficial interest and Grandeur Peak Global Explorer Fund, (each a “Fund” and collectively the “Funds”) a non-diversified series of shares of beneficial interest of Grandeur Peak Global Trust, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 6, 2023, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on October 20, 2023 from a series of Financial Investors Trust (the “Predecessor Funds”) their predecessor fund to a series of Grandeur Peak Global Trust. Each Fund seeks long-term growth of capital. The inception date of each Fund is listed in the table below.

Fund	Inception Date
Grandeur Peak Emerging Markets Opportunities Fund	December 16, 2013
Grandeur Peak Global Contrarian Fund	September 17, 2019
Grandeur Peak Global Explorer Fund	December 16, 2021
Grandeur Peak Global Micro Cap Fund	October 20, 2015
Grandeur Peak Global Opportunities Fund	October 17, 2011
Grandeur Peak Global Reach Fund	June 19, 2013
Grandeur Peak Global Stalwarts Fund	September 1, 2015
Grandeur Peak International Opportunities Fund	October 17, 2011
Grandeur Peak International Stalwarts Fund	September 1, 2015
Grandeur Peak US Stalwarts Fund	March 19, 2020

The Funds offer Institutional Class shares. The Grandeur Peak Emerging Markets Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak International Stalwarts Fund also offer Investor Class shares. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including Accounting Standards Update 2013-08.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges. for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively).

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the advisor in the case of securities for which the advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

When such prices or quotations are not available, or when Grandeur Peak Global Advisers, LLC (the “Advisor”) believes that they are unreliable, securities may be priced using the Trust’s fair value procedures.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) for the execution of these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of October 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$83,284,438	$222,023,319	$-	$305,307,757
Total	$83,284,438	$222,023,319	$-	$305,307,757

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	$68,424,383	$85,501,724	$-	$153,926,107
Total	$68,424,383	$85,501,724	$-	$153,926,107

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Explorer Fund
Common Stocks*	$5,876,954	$6,415,540	$-	$12,292,494
Total	$5,876,954	$6,415,540	$-	$12,292,494

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$16,287,487	$28,523,093	$-	$44,810,580
Total	$16,287,487	$28,523,093	$-	$44,810,580

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$242,370,386	$336,883,713	$-	$579,254,099
Total	$242,370,386	$336,883,713	$-	$579,254,099

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Reach Fund
Common Stocks*	$87,623,767	$97,819,610	$731,724	$186,175,101
Exchange-Traded Funds	415,228	-	-	415,228
Preferred Stocks	-	-	980,126	980,126
Total	$88,038,995	$97,819,610	$1,711,850	$187,570,455

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$60,532,210	$56,901,420	$951,242	$118,384,872
Preferred Stocks	-	-	1,144,165	1,144,165
Total	$60,532,210	$56,901,420	$2,095,407	$119,529,037

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$107,812,151	$318,117,783	$-	$425,929,934
Total	$107,812,151	$318,117,783	$-	$425,929,934

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$440,884,477	$1,182,389,597	$-	$1,623,274,074
Total	$440,884,477	$1,182,389,597	$-	$1,623,274,074

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak US Stalwarts Fund
Common Stocks*	$129,478,863	$7,181,205	$512,201	$137,172,269
Preferred Stocks	-	-	626,088	626,088
Total	$129,478,863	$7,181,205	$1,138,289	$137,798,357

*	For a detailed country breakdown, see the accompanying Schedule of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$731,724	$980,126	$1,711,850
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of October 31, 2024	$731,724	$980,126	$1,711,850
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2024	$-	$-	$-

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$951,242	$1,144,165	$2,095,407
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of October 31, 2024	$951,242	$1,144,165	$2,095,407
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2024	$-	$-	$-

Grandeur Peak US Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$512,201	$626,088	$1,138,289
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of October 31, 2024	$512,201	$626,088	$1,138,289
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2024	$-	$-	$-

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of October 31, 2024:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 10/31/24	Valuation Technique	Unobservable Inputs(a)	Value/Range
Common Stocks	$731,724	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$980,126	Market Approach	Enterprise Value-to-Sales Multiple	4.80x

Grandeur Peak Global Stalwarts Fund

Asset Class	Fair Value (USD) at 10/31/24	Valuation Technique	Unobservable Inputs(a)	Value/Range
Common Stocks	$951,242	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$1,144,165	Market Approach	Enterprise Value-to-Sales Multiple	4.80x

Grandeur Peak US Stalwarts Fund

Asset Class	Fair Value (USD) at 10/31/24	Valuation Technique	Unobservable Inputs(a)	Value/Range
Common Stocks	$512,201	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$626,088	Market Approach	Enterprise Value-to-Sales Multiple	4.80x

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

e. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

f. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. There were no forward foreign currency contracts outstanding as of October 31, 2024.

g. Special Purpose Vehicle – The Funds may invest in a Special Purpose Vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. An SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, they are created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the special purpose vehicle can carry on.

h. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2024, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$1,556,997
Grandeur Peak Global Contrarian Fund	233,218
Grandeur Peak Global Explorer Fund	43,250
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	1,615,445
Grandeur Peak Global Reach Fund	849,226
Grandeur Peak Global Stalwarts Fund	-
Grandeur Peak International Opportunities Fund	-
Grandeur Peak International Stalwarts Fund	16,025,367
Grandeur Peak US Stalwarts Fund	1,683,175

As of October 31, 2024, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$-
Grandeur Peak Global Contrarian Fund	57,201
Grandeur Peak Global Explorer Fund	32
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	5,369
Grandeur Peak Global Reach Fund	31
Grandeur Peak Global Stalwarts Fund	2,589
Grandeur Peak International Opportunities Fund	5,525
Grandeur Peak International Stalwarts Fund	38,342
Grandeur Peak US Stalwarts Fund	14

i. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2022 through 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. The Funds identify

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended October 31, 2024, the Funds did not incur any interest or penalties.

j. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

k. Class Accounting – Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

l. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

During the year ended April 30, 2024, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Opportunities Fund and Grandeur Peak Global Reach Fund incurred a capital gain tax for securities held in India during the reorganization of the Funds as the reorganization is being considered a realized event for foreign institutional investors; such amounts are included in the Statements of Operations under Net Realized Gain (Loss) from Investments.

m. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

n. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

o. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annual management fee based on each Fund’s average daily net assets, accrued daily and paid monthly. The following table reflects the Funds’ advisory fee rates.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Contrarian Fund	1.00%
Grandeur Peak Global Explorer Fund	1.10%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%
Grandeur Peak US Stalwarts Fund	0.75%

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may increase indemnification of the Funds’ officers and trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at a certain level through September 1, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded. The following table reflects each Fund’s expense cap.

Fund	Expense Cap
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%
Institutional Class	1.70%
Grandeur Peak Global Contrarian Fund
Institutional Class	1.35%
Grandeur Peak Global Explorer Fund
Institutional Class	1.25%
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak Global Reach Fund
Investor Class	1.50%
Institutional Class	1.25%
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak International Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak US Stalwarts Fund
Institutional Class	1.00%

In addition to the foregoing contractual arrangements, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on assets above $500 million (the annual management fee rate with respect to such Funds will remain 1.25% on the first $500 million in assets). Additionally, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on all assets above $400 million (the annual management fee rate with respect to the Fund

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

will remain 1.35% on the first $400 million in assets). Previously, the Advisor had voluntarily agreed, effective January 1, 2018, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These additional contractual waivers are not subject to recoupment by the Advisor. Additional fees waived by the Advisor for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

As of October 31, 2024, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment of Previously Waived Fees by Advisor
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-
Grandeur Peak Global Contrarian Fund	-	4,570
Grandeur Peak Global Explorer Fund	60,984	-
Grandeur Peak Global Micro Cap Fund	-	3,837
Grandeur Peak Global Opportunities Fund	99,559	-
Grandeur Peak Global Reach Fund	36,685	-
Grandeur Peak Global Stalwarts Fund	-	-
Grandeur Peak International Opportunities Fund	7,886	-
Grandeur Peak International Stalwarts Fund	-	-
Grandeur Peak US Stalwarts Fund	-	-

As of October 31, 2024, the Advisor has waived/reimbursed expenses that may be recovered no later than April 30 of the years indicated below:

Fund	Expires 2025	Expires 2026	Expires 2027	Total
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$-	$-
Grandeur Peak Global Contrarian Fund	4,570	-	-	4,570
Grandeur Peak Global Explorer Fund	39,713	280,910	230,004	550,627
Grandeur Peak Global Micro Cap Fund	-	-	3,837	3,837
Grandeur Peak Global Opportunities Fund	-	-	-	-
Grandeur Peak Global Reach Fund	49,396	28,389	119,486	197,271
Grandeur Peak Global Stalwarts Fund	-	-	-	-
Grandeur Peak International Opportunities Fund	-	-	-	-
Grandeur Peak International Stalwarts Fund	-	-	-	-
Grandeur Peak US Stalwarts Fund	-	-	-	-

Each Fund was reorganized on October 20, 2023 from a series of Financial Investors Trust to a series of the Trust (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Financial Investors Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the Predecessor Funds are still subject to recapture by the Advisor.

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Investor Class shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. The following table reflects the Funds incurred distribution fees for the six months ended October 31, 2024.

Fund	Distribution Fees
Grandeur Peak Emerging Markets Opportunities Fund	$8,826
Grandeur Peak Global Contrarian Fund	-
Grandeur Peak Global Explorer Fund	-
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	52,333
Grandeur Peak Global Reach Fund	25,628
Grandeur Peak Global Stalwarts Fund	23,701
Grandeur Peak International Opportunities Fund	24,599
Grandeur Peak International Stalwarts Fund	24,156
Grandeur Peak US Stalwarts Fund	-

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$47,666,761	$82,389,146
Grandeur Peak Global Contrarian Fund	45,221,886	43,464,481
Grandeur Peak Global Explorer Fund	2,928,694	3,222,554
Grandeur Peak Global Micro Cap Fund	7,099,990	9,517,242
Grandeur Peak Global Opportunities Fund	145,538,269	126,077,975
Grandeur Peak Global Reach Fund	51,880,986	78,575,784
Grandeur Peak Global Stalwarts Fund	45,381,281	66,425,163
Grandeur Peak International Opportunities Fund	71,955,418	153,446,157
Grandeur Peak International Stalwarts Fund	528,541,911	441,810,999
Grandeur Peak US Stalwarts Fund	56,979,201	56,731,673

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2024, the redemption fees charged by the Funds are presented in the Statement of Changes in Net Assets.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Grandeur Peak Emerging Markets Opportunities Fund	$251,999,950	$75,463,806	$(22,155,999)	$53,307,807
Grandeur Peak Global Contrarian Fund	142,208,575	28,835,648	(17,118,116)	11,717,532
Grandeur Peak Global Explorer Fund	12,220,433	1,735,716	(1,663,655)	72,061
Grandeur Peak Global Micro Cap Fund	39,568,145	9,535,329	(4,292,894)	5,242,435
Grandeur Peak Global Opportunities Fund	496,248,502	118,298,020	(35,292,423)	83,005,597
Grandeur Peak Global Reach Fund	151,379,269	44,514,817	(8,323,631)	36,191,186
Grandeur Peak Global Stalwarts Fund	102,957,262	24,680,016	(8,108,241)	16,571,775
Grandeur Peak International Opportunities Fund	370,347,707	99,954,703	(44,372,476)	55,582,227
Grandeur Peak International Stalwarts Fund	1,469,511,908	294,167,290	(140,405,124)	153,762,166
Grandeur Peak US Stalwarts Fund	120,983,644	24,093,040	(7,278,327)	16,814,713

The tax character of Fund distributions paid for the years ended April 30, 2024, and April 30, 2023, was as follows:

For fiscal year ended 4/30/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$5,695,054	$10,549,000	$-	$16,244,054
Grandeur Peak Global Contrarian Fund	2,725,193	-	-	2,725,193
Grandeur Peak Global Explorer Fund	79,438	-	-	79,438
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	4,350,706	-	-	4,350,706
Grandeur Peak Global Reach Fund	837,240	-	-	837,240
Grandeur Peak Global Stalwarts Fund	573,492	-	-	573,492
Grandeur Peak International Opportunities Fund	2,921,691	2,265,788	-	5,187,479
Grandeur Peak International Stalwarts Fund	13,350,670	-	-	13,350,670
Grandeur Peak US Stalwarts Fund	-	-	-	-

For fiscal year ended 4/30/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$926,920	$316,164	$-	$1,243,084
Grandeur Peak Global Contrarian Fund	1,928,652	574,678	-	2,503,330
Grandeur Peak Global Explorer Fund	24,043	-	-	24,043
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	691,880	10,505,369	-	11,197,249
Grandeur Peak Global Reach Fund	128,741	-	-	128,741
Grandeur Peak Global Stalwarts Fund	-	-	323,040	323,040
Grandeur Peak International Opportunities Fund	1,295,306	-	-	1,295,306
Grandeur Peak International Stalwarts Fund	3,960,284	-	-	3,960,284
Grandeur Peak US Stalwarts Fund	13,503	-	-	13,503

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

As of April 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$13,209	$2,573,671	$-	$-	$-	$49,936,425	$52,523,305
Grandeur Peak Global Contrarian Fund	3,628,337	-	-	(1,559,770)	-	5,061,875	7,130,442
Grandeur Peak Global Explorer Fund	50,487	-	-	(1,986,857)	-	(370,783)	(2,307,153)
Grandeur Peak Global Micro Cap Fund	229,086	-	-	(1,878,080)	-	4,044,918	2,395,924
Grandeur Peak Global Opportunities Fund	1,375,112	-	-	(562,116)	-	75,346,571	76,159,567
Grandeur Peak Global Reach Fund	1,121,672	3,718,343	-	-	-	26,298,061	31,138,076
Grandeur Peak Global Stalwarts Fund	-	-	(86,769)	(33,506,294)	-	20,849,420	(12,743,643)
Grandeur Peak International Opportunities Fund	3,889,071	3,613,624	-	-	-	42,466,034	49,968,729
Grandeur Peak International Stalwarts Fund	4,229,334	-	-	(122,762,705)	-	195,613,308	77,079,937
Grandeur Peak US Stalwarts Fund	-	-	(119,176)	(31,859,843)	-	14,904,487	(17,074,532)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies, and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) as noted below:

Unrealized
Foreign Currency Gains/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$(12,630)
Grandeur Peak Global Contrarian Fund	(4,285)
Grandeur Peak Global Explorer Fund	(385)
Grandeur Peak Global Micro Cap Fund	(2,774)
Grandeur Peak Global Opportunities Fund	(32,191)
Grandeur Peak Global Reach Fund	(5,842)
Grandeur Peak Global Stalwarts Fund	(6,367)
Grandeur Peak International Opportunities Fund	(47,279)
Grandeur Peak International Stalwarts Fund	(108,522)
Grandeur Peak US Stalwarts Fund	97

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Stalwarts Fund and Grandeur Peak US Stalwarts Fund incurred and elected to defer such late year losses of $86,769 and $119,176, respectively.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and capital loss carryforwards utilized as follows:

	Non-expiring Short-Term	Non-expiring Long-Term	Total	CLCF Utilized
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$-	$-
Grandeur Peak Global Contrarian Fund	114,832	1,444,938	1,559,770	7,889,267
Grandeur Peak Global Explorer Fund	865,803	1,121,054	1,986,857	-
Grandeur Peak Global Micro Cap Fund	1,878,080	-	1,878,080	810,812
Grandeur Peak Global Opportunities Fund	562,116	-	562,116	11,672,770
Grandeur Peak Global Reach Fund	-	-	-	7,965,843
Grandeur Peak Global Stalwarts Fund	33,506,294	-	33,506,294	-
Grandeur Peak International Opportunities Fund	-	-	-	10,966,568
Grandeur Peak International Stalwarts Fund	92,731,799	30,030,906	122,762,705	-
Grandeur Peak US Stalwarts Fund	20,339,004	11,520,839	31,859,843	-

During the fiscal period ended April 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2024, as follows:

		Distributable
	Paid In Capital	Earnings/ (Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$1,624,304	$(1,624,304)
Grandeur Peak Global Contrarian Fund	-	-
Grandeur Peak Global Explorer Fund	(11,628)	11,628
Grandeur Peak Global Micro Cap Fund	-	-
Grandeur Peak Global Opportunities Fund	-	-
Grandeur Peak Global Reach Fund	111,304	(111,304)
Grandeur Peak Global Stalwarts Fund	(59,903)	59,903
Grandeur Peak International Opportunities Fund	150,750	(150,750)
Grandeur Peak International Stalwarts Fund	(6,485)	6,485
Grandeur Peak US Stalwarts Fund	(35,667)	35,667

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. Such control may affect the voting rights of other shareholders. The following table provides the name and address of any person who owns of record or beneficially 25% or more of the outstanding shares of each class of a Fund as of October 31, 2024:

Fund	Shareholder Name	Percentage of Interest
Grandeur Peak Emerging Markets Opportunities Fund	National Financial Services, LLC	48.3%
Grandeur Peak Global Contrarian Fund	Charles Schwab & Co. Inc.	52.0%
	National Financial Services, LLC	27.5%
Grandeur Peak Global Explorer Fund	Grandeur Peak Global Advisors, LLC	33.9%
	Charles Schwab & Co. Inc.	32.4%
Grandeur Peak Global Micro Cap Fund	N/A	N/A
Grandeur Peak Global Opportunities Fund	Charles Schwab & Co. Inc.	38.7%
Grandeur Peak Global Reach Fund	Charles Schwab & Co. Inc.	29.0%
	Edward D Jones Co.	25.4%
Grandeur Peak Global Stalwarts Fund	National Financial Services, LLC	35.0%
	Charles Schwab & Co. Inc.	31.5%
Grandeur Peak International Opportunities Fund	National Financial Services, LLC	26.0%
Grandeur Peak International Stalwarts Fund	N/A	N/A
Grandeur Peak US Stalwarts Fund	Charles Schwab & Co. Inc.	50.7%
	Saxon & Co. FBO Allerton Foundation	39.5%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2024 (Unaudited)

Effective January 1, 2025, the Adviser has voluntarily agreed to waive a portion of the management fees through December 31, 2025, for the Funds listed below.

Fund	Waiver
Grandeur Peak Emerging Markets Opportunities Fund	0.10%
Grandeur Peak Global Explorer Fund	0.10%
Grandeur Peak Global Opportunities Fund	0.10%
Grandeur Peak Global Reach Fund	0.10%
Grandeur Peak International Opportunities Fund	0.10%
Grandeur Peak Global Stalwarts Fund	0.05%
Grandeur Peak International Stalwarts Fund	0.05%
Grandeur Peak US Stalwarts Fund	0.05%

Grandeur Peak Funds®	Additional Information
October 31, 2024 (Unaudited)

1. FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Funds’ Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Form N-PORT reports are also available upon request by calling 1-877-314-9006.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, upon request, by calling 1-877-314-9006 or by referring to the SEC’s website at http://www.sec.gov.

Grandeur Peak
ELEVATED GLOBAL INVESTING™

Contact Us

Mail: Grandeur Peak Funds, P.O. Box 541150, Omaha, NE 68154

Phone: 1.855.377.PEAK (7325)

E-Mail: grandeurpeak@ultimusfundsolutions.com

Web: www.grandeurpeakglobal.com

GP-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grandeur Peak Global Trust

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer/President

Date:	12/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer/President

Date:	12/27/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer/Treasurer

Date:	12/27/2024